DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	HEALTH CARE FACILITIES & SERVICES - 0.0%(a)
435	Endo, Inc.(b)				$11,484

	TOTAL COMMON STOCKS (Cost $24,323)				11,484

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 29.9%
	AUTO LOAN — 3.9%
116,036	American Credit Acceptance Receivables Trust Series 2022-1 D(c)		2.4600	03/13/28	115,457
635,000	American Credit Acceptance Receivables Trust Series 1 C(c)		5.0900	08/12/31	634,949
49,318	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	49,113
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(c)		6.8700	06/17/30	461,049
51,667	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(c)		2.3600	03/20/26	51,552
580,000	Avis Budget Rental Car Funding AESOP, LLC Series 3A A(c)		4.6200	02/20/27	579,848
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C		5.1500	12/17/29	466,020
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	212,046
37,033	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	35,946
47,225	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	45,541
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(c)		6.5900	02/11/30	339,013
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(c)		5.6300	05/10/30	499,933
430,000	CPS Auto Receivables Trust Series 2024-A C(c)		5.7400	04/15/30	434,940
302,000	Credit Acceptance Auto Loan Trust Series 1A A(c)		5.6800	03/15/34	305,962
195,000	DT Auto Owner Trust Series 2023-3A C(c)		6.4000	05/15/29	195,783
500,000	Exeter Automobile Receivables Trust Series 2024-2A C		5.7400	05/15/29	506,085
136,375	FHF Trust Series 2023-1A A2(c)		6.5700	06/15/28	138,004
330,000	Flagship Credit Auto Trust Series 2024-1 C(c)		5.7900	02/15/30	332,500
122,423	Foursight Capital Automobile Receivables Trust Series 2022-1 B(c)		2.1500	05/17/27	121,930
224,509	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(c)		5.3900	12/15/27	224,707
103,255	LAD Auto Receivables Trust Series 2022-1A A(c)		5.2100	06/15/27	103,418
339,000	LAD Auto Receivables Trust Series 2023-4A C(c)		6.7600	03/15/29	348,477
47,079	Lendbuzz Securitization Trust Series 2022-1A A(c)		4.2200	05/17/27	46,930
374,825	Lendbuzz Securitization Trust Series 2024-2A A2(c)		5.9900	05/15/29	378,681
210,740	Merchants Fleet Funding, LLC Series 1A A(c)		7.2100	05/20/36	213,058
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(c)		1.2600	07/14/28	135,759
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	194,970

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	AUTO LOAN — 3.9% (Continued)
276,000	SBNA Auto Receivables Trust Series 2024-A C(c)		5.5900	01/15/30	$279,066
446,000	Westlake Automobile Receivables Trust Series 1A B(c)		5.5500	11/15/27	449,613
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(c)		5.6200	03/15/30	521,527
					8,421,877
	CLO — 0.7%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(c),(d)	TSFR3M + 1.500%	5.7930	04/20/37	519,856
935,000	Reach A.B.S Trust Series 2024-2A B(c)		5.8400	07/15/31	946,144
					1,466,000
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
565,083	A&D Mortgage Trust Series 2023-NQM3 A1(c),(e)		6.7330	07/25/68	569,371
155,000	Affirm Asset Securitization Trust Series 2024-B A(c)		4.6200	09/15/29	154,354
650,562	AJAX Mortgage Loan Trust Series 2021-A A1(c),(f)		1.0650	09/25/65	575,683
54,812	Angel Oak Mortgage Trust Series 2020-R1 A2(c),(f)		1.2470	04/25/53	51,915
465,096	Angel Oak Mortgage Trust Series 2021-8 A1(c),(f)		1.8200	11/25/66	407,410
102,930	Angel Oak Mortgage Trust Series 2022-5 A1(c),(e)		4.5000	05/25/67	100,566
832,784	Angel Oak Mortgage Trust Series 2023-1 A1(c),(e)		4.7500	09/26/67	821,568
60,602	Arroyo Mortgage Trust Series 2019-1 A1(c),(f)		3.8050	01/25/49	58,392
68,840	Arroyo Mortgage Trust Series 2019-2 A1(c),(f)		3.3470	04/25/49	65,820
500,000	Arroyo Mortgage Trust Series 2020-1 A3(c)		3.3280	03/25/55	440,877
162,687	Bunker Hill Loan Depositary Trust Series 2019-2 A1(c),(e)		2.8790	07/25/49	157,479
637,976	Chase Home Lending Mortgage Trust Series 2023-RPL1 A1(c),(f)		3.5000	06/25/62	584,772
28,678	Chase Mortgage Finance Corporation Series 2016-SH2 M2(c),(f)		3.7500	02/25/44	25,960
36,825	Chase Mortgage Finance Corporation Series 2016-SH1 M2(c),(f)		3.7500	04/25/45	33,070
324,046	CIM TRUST Series 2022-R2 A1(c),(f)		3.7500	12/25/61	301,754
43,452	COLT Funding, LLC Series 2021-3R A1(c),(f)		1.0510	12/25/64	39,042
1,245,693	COLT Mortgage Loan Trust Series 2022-4 A1(c),(f)		4.3010	03/25/67	1,227,408
877,623	COLT Mortgage Loan Trust Series 2022-5 A1(c),(f)		4.5500	04/25/67	861,747
814,122	COLT Mortgage Loan Trust Series 2023-4 A1(c),(e)		7.1630	10/25/68	826,391
416,900	CSMC Trust Series 2020-RPL4 A1(c),(f)		2.0000	01/25/60	370,525
140,409	CSMC Trust Series 2020-NQM1 A1(c),(e)		2.2080	05/25/65	131,488
224,261	Deephaven Residential Mortgage Trust Series 2022-1 A1(c),(f)		2.2050	01/25/67	199,870
210,292	Ellington Financial Mortgage Trust Series 2019-2 A3(c),(f)		3.0460	11/25/59	202,156
19,489	Flagstar Mortgage Trust Series 2017-1 1A3(c),(f)		3.5000	03/25/47	17,562
427,022	Foundation Finance Trust Series 2024-2A A(c)		4.6000	03/15/50	422,813

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8% (Continued)
7,167	Galton Funding Mortgage Trust Series 2018-1 A23(c),(f)		3.5000	11/25/57	$6,384
217,556	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(c),(e)		4.3800	05/25/67	212,753
9,473	JP Morgan Mortgage Trust Series 2017-5 A1(c),(f)		5.2140	12/15/47	9,561
699,954	JP Morgan Mortgage Trust Series 2017-4 A3(c),(f)		3.5000	11/25/48	626,616
367,477	JP Morgan Seasoned Mortgage Trust Series Series 2024-1 A4(c),(f)		4.5030	10/25/54	353,666
100,000	Metlife Securitization Trust Series 2017-1A M1(c),(f)		3.4490	04/25/55	88,000
21,722	Metlife Securitization Trust Series 2019-1A A1A(c),(f)		3.7500	04/25/58	21,342
699,133	MFA Trust Series 2022-INV2 A1(c),(e)		4.9500	07/25/57	695,818
990,414	MFA Trust Series 2022-INV1 A1(c),(e)		3.9070	04/25/66	957,945
654,431	MFA Trust Series 2022-NQM2 A1(c),(e)		4.0000	05/25/67	621,512
538,354	MFA Trust Series 2024-NQM2 A1(c),(e)		5.2720	08/25/69	535,328
265,130	Mill City Mortgage Loan Trust Series 2019-GS2 A1(c),(f)		2.7500	08/25/59	255,099
194,096	Mill City Mortgage Loan Trust Series 2017-3 M2(c),(f)		3.2500	01/25/61	182,467
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(c),(f)		3.5000	10/25/69	180,880
509,574	New Residential Mortgage Loan Trust Series 2014-3A AFX3(c),(f)		3.7500	11/25/54	482,729
121,872	New Residential Mortgage Loan Trust Series 2016-3A B1(c),(f)		4.0000	09/25/56	116,988
414,685	New Residential Mortgage Loan Trust Series 2016-4A A1(c),(f)		3.7500	11/25/56	389,333
565,192	New Residential Mortgage Loan Trust Series 2017-2A A3(c),(f)		4.0000	03/25/57	541,053
399,372	New Residential Mortgage Loan Trust Series 2018-1A A1A(c),(f)		4.0000	12/25/57	382,515
26,375	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(c),(f)		0.9410	09/25/58	24,804
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(c),(f)		3.7500	02/25/59	188,147
627,861	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(c),(f)		3.0790	03/27/62	584,287
273,828	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(c),(e)		5.4660	11/25/64	272,603
580,796	NYMT Loan Trust Series 2022-CP1 A1(c)		2.0420	07/25/61	536,696
390,925	NYMT Loan Trust Series 2024-CP1 A1(c)		3.7500	02/25/68	359,352
315,119	OBX Trust Series 2024-HYB2 A1(c),(f)		3.6420	04/25/53	307,406
675,798	OBX Trust Series 2022-NQM1 A1(c),(f)		2.3050	11/25/61	593,570
671,174	OBX Trust Series 2023-NQM9 A1(c),(e)		7.1590	10/25/63	684,417
305,273	OBX Trust Series 2024-NQM9 A1(c),(e)		6.0300	01/25/64	307,100
51,842	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(c),(e)		3.4870	06/25/26	51,609
388,000	PMT Loan Trust Series 2024-INV1 A2(c),(f)		6.0000	10/25/59	388,985
213,566	PMT Loan Trust Series 2024-INV2 A1(c),(f)		6.0000	12/25/59	214,402
26,308	Provident Funding Mortgage Loan Trust Series 2019-1 A2(c),(f)		3.0000	12/25/49	22,227
930,545	PRPM, LLC Series 2024-RPL1 A1(c),(e)		4.2000	12/25/64	905,394

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8% (Continued)
556,665	RCKT Mortgage Trust Series 2023-CES1 A1A(c),(f)		6.5150	06/25/43	$561,857
788,141	RCKT Mortgage Trust Series 2023-CES2 A1A(c),(f)		6.8080	09/25/43	798,992
48,045	RCKT Mortgage Trust Series 2020-1 A1(c),(f)		3.0000	02/25/50	40,773
18,158	Residential Mortgage Loan Trust Series 2020-1 A1(c),(f)		2.3760	01/26/60	17,890
54,162	Starwood Mortgage Residential Trust Series 2020-1 A1(c),(f)		2.2750	02/25/50	51,614
770,428	Starwood Mortgage Residential Trust Series 2021-5 A2(c),(f)		2.1780	09/25/66	646,520
424,574	Towd Point Mortgage Trust Series 2017-1 A2(c),(f)		3.5000	10/25/56	420,753
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(c),(d)	TSFR1M + 1.714%	6.0250	05/25/58	267,793
365,000	Towd Point Mortgage Trust Series 2021-1 A2(c),(f)		2.7500	11/25/61	300,137
544,677	Towd Point Mortgage Trust Series 2024-1 A1(c),(f)		4.7070	03/25/64	553,392
1,109,726	Verus Securitization Trust Series 2020-1 A1(c),(e)		3.4170	01/25/60	1,086,359
427,329	Verus Securitization Trust Series 2022-4 A1(c),(e)		4.4740	04/25/67	421,721
453,887	Verus Securitization Trust Series 2022-6 A3(c),(e)		4.9100	06/25/67	451,300
520,854	Verus Securitization Trust Series 2022-6 A1(c),(e)		4.9100	06/25/67	518,200
840,896	Verus Securitization Trust Series 2022-7 A1(c),(e)		5.1520	07/25/67	836,043
1,329,356	Verus Securitization Trust Series 2023-1 A1(c),(e)		5.8500	12/25/67	1,330,258
769,003	Verus Securitization Trust Series 2023-8 A1(c),(e)		6.2590	12/25/68	774,316
144,210	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(c),(f)		3.0000	07/25/50	120,696
					29,947,595
	CREDIT CARD — 0.3%
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(c)		8.0400	09/20/27	316,525
430,000	Mercury Financial Credit Card Master Trust Series 2A A(c)		6.5600	07/20/29	435,879
					752,404
	HOME EQUITY — 0.4%
823,004	RCKT Mortgage Trust Series 2023-CES3 A1A(c),(f)		7.1130	11/25/43	835,929

	NON AGENCY CMBS — 3.9%
90,567	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(c),(f)		2.0680	05/25/50	84,208
650,000	BBCMS Mortgage Trust Series 2018-TALL(c),(d)	TSFR1M + 0.919%	5.2260	03/15/37	626,394
613,000	BBCMS Trust Series 2018-CBM A(c),(d)	TSFR1M + 1.297%	5.6040	07/15/37	606,070
610,000	BPR Trust Series 2022-OANA A(c),(d)	TSFR1M + 1.898%	6.2040	04/15/37	611,953
510,000	BX Trust Series 2022-CLS A(c)		5.7600	10/13/27	512,610
445,000	BX Trust Series 2019-OC11 B(c)		3.6050	12/09/41	410,550
410,000	BX Trust Series 2019-OC11 D(c),(f)		4.0750	12/09/41	374,550

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	NON AGENCY CMBS — 3.9% (Continued)
410,000	CENT Trust Series 2023-CITY A(c),(d)	TSFR1M + 2.620%	6.9260	09/15/38	$414,618
470,000	COMM Mortgage Trust Series 2013-300P A1(c)		4.3530	08/10/30	457,358
367,000	ELM Trust Series 2024-ELM A10(c),(f)		5.9940	06/10/27	371,682
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	507,678
510,000	Fashion Show Mall, LLC Series SHOW A(c),(f)		5.2740	10/10/29	506,855
410,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(c),(f)		5.4670	01/13/40	414,356
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(c),(f)		5.7970	10/05/39	580,131
458,000	Legends Outlets Kansas City KS Mortgage Secured Series LGND A(c)		6.2470	11/15/27	461,044
325,000	MIRA Trust Series 2023-Mile A(c)		6.7550	06/06/28	337,946
595,000	MSSG Trust Series 2017-237P A(c)		3.3970	09/13/39	554,218
170,000	ROCK Trust Series 2024-CNTR A(c)		5.3880	11/13/41	170,750
450,000	ROCK Trust Series 2024-CNTR C(c)		6.4710	11/13/41	463,621
					8,466,592
	OTHER ABS — 5.9%
173,376	ACHV A.B.S TRUST Series 2024-1PL A(c)		5.9000	04/25/31	174,864
336,000	Affirm Asset Securitization Trust Series 2023-B A(c)		6.8200	09/15/28	340,113
227,326	Affirm Asset Securitization Trust Series 2024-X2 A(c)		5.2200	12/17/29	227,616
250,000	AMSR Trust Series 2020-SFR2 C(c)		2.5330	07/17/37	247,278
39,163	Aqua Finance Trust Series 2019-A A(c)		3.1400	07/16/40	38,023
151,597	Aqua Finance Trust Series 2019-A C(c)		4.0100	07/16/40	146,941
241,234	Aqua Finance Trust Series 2020-AA B(c)		2.7900	07/17/46	230,623
510,000	Aqua Finance Trust Series 2024-A B(c)		5.0600	04/18/50	501,288
465,000	CCG Receivables Trust Series 2024-1 B(c)		5.0800	03/15/32	465,112
103,437	CF Hippolyta, LLC Series 2020-1 A1(c)		1.6900	07/15/60	101,483
252,294	CLI Funding VI, LLC Series 2020-1A A(c)		2.0800	09/18/45	231,832
100,000	Corevest American Finance Trust Series 2019-3 C(c)		3.2650	10/15/52	89,735
228,078	Dext A.B.S, LLC Series 2023-1 A2(c)		5.9900	03/15/32	229,874
206,512	Elara HGV Timeshare Issuer, LLC Series 2023-A A(c)		6.1600	02/25/38	211,085
130,000	FirstKey Homes Trust Series 2021-SFR1 D(c)		2.1890	08/17/28	124,099
257,253	Foundation Finance Trust Series 2023-2A A(c)		6.5300	06/15/49	265,866
264,168	Hilton Grand Vacations Trust Series 2024-2A A(c)		5.5000	03/25/38	266,806
51,408	HIN Timeshare Trust Series 2020-A C(c)		3.4200	10/09/39	49,810
129,025	Jersey Mike’s Funding Series 2019-1A A2(c)		4.4330	02/15/50	127,195
425,000	Jersey Mike’s Funding, LLC Series 1A A2(c)		5.6360	02/15/55	423,744

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	OTHER ABS — 5.9% (Continued)
30,992	MVW, LLC Series 2020-1A A(c)		1.7400	10/20/37	$29,802
198,238	MVW, LLC Series 2023-1A B(c)		5.4200	10/20/40	198,344
457,453	NMEF Funding, LLC Series 2024-A A2(c)		5.1500	12/15/31	458,668
265,000	Octane Receivables Trust Series 2023-1A C(c)		6.3700	09/20/29	266,425
300,000	Oportun Funding, LLC Series A A(c)		5.0100	02/08/33	300,360
513,558	Oportun Issuance Trust Series 2021-C A(c)		2.1800	10/08/31	500,923
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(c)		5.7900	11/20/30	441,918
947,625	Planet Fitness Master Issuer, LLC Series 1A A2I(c)		5.7650	06/05/54	956,646
252,794	PowerPay Issuance Trust Series 2024-1A A(c)		6.5300	02/18/39	257,524
265,000	Progress Residential Series 2021-SFR3 D(c)		2.2880	05/17/26	257,378
201,000	Progress Residential Series 2021-SFR1 C(c)		1.5550	04/17/38	200,189
480,000	Purchasing Power Funding Series A B(c)		6.4300	08/15/28	485,325
59,632	Regional Management Issuance Trust Series 2021-1 A(c)		1.6800	03/17/31	59,290
515,000	Regional Management Issuance Trust Series 2 A(c)		5.1100	12/15/33	517,894
655,000	Retained Vantage Data Centers Issuer, LLC Series 1A A2(c)		4.9920	09/15/49	637,240
393,536	Sierra Receivables Funding Company, LLC Series 2A A(c)		5.1400	06/20/41	395,790
21,342	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(c)		2.3200	07/20/37	21,162
142,788	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(c)		6.2800	04/20/40	144,307
315,000	STAR Trust Series 2025-SFR5 A(c),(d)	TSFR1M + 1.450%	5.7480	02/17/42	315,941
481,875	Taco Bell Funding, LLC Series 2016-1A A23(c)		4.9700	05/25/46	481,755
200,000	Tricon American Homes Trust Series 2020-SFR2 D(c)		2.2810	11/17/27	182,398
165,000	Tricon American Homes Trust Series 2019-SFR1 C(c)		3.1490	03/17/38	160,976
160,000	Tricon Residential Trust Series 2021-SFR1 B(c)		2.2440	07/17/38	153,870
450,000	TSC SPV Funding, LLC Series 1A A2(c)		6.2910	08/20/54	443,415
460,000	Verizon Master Trust Series 1 A1A		5.0000	12/20/28	462,381
					12,823,308
	RESIDENTIAL MORTGAGE — 1.0%
61,154	AJAX Mortgage Loan Trust Series 2019-D A1(c),(e)		2.9560	09/25/65	57,969
355,333	PRET, LLC Series 2024-NPL4 A1(c),(e)		6.9960	07/25/54	357,083
135,000	Towd Point Mortgage Trust Series 2016-4 B1(c),(f)		4.0250	07/25/56	128,830
115,000	Towd Point Mortgage Trust Series 2017-1 M1(c),(f)		3.7500	10/25/56	112,213
460,000	Towd Point Mortgage Trust Series 2017-4 A2(c),(f)		3.0000	06/25/57	427,846
160,000	Towd Point Mortgage Trust Series 2017-6 A2(c),(f)		3.0000	10/25/57	150,126
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(c),(f)		3.7500	03/25/58	133,863

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.9% (Continued)
	RESIDENTIAL MORTGAGE — 1.0% (Continued)
300,000	Towd Point Mortgage Trust Series 2018-6 A2(c),(f)		3.7500	03/25/58	$273,034
255,000	Towd Point Mortgage Trust Series 2019-2 A2(c),(f)		3.7500	12/25/58	228,175
235,000	Towd Point Mortgage Trust Series 2019-4 A2(c),(f)		3.2500	10/25/59	209,992
					2,079,131
	TOTAL ASSET BACKED SECURITIES (Cost $65,067,519)				64,792,836

	CORPORATE BONDS — 31.3%
	AEROSPACE & DEFENSE — 0.7%
413,000	Boeing Company (The)		5.9300	05/01/60	385,291
515,000	Huntington Ingalls Industries, Inc.		5.7490	01/15/35	514,564
440,000	L3Harris Technologies, Inc.		5.3500	06/01/34	438,639
185,000	TransDigm, Inc.(c)		6.6250	03/01/32	188,421
					1,526,915
	APPAREL & TEXTILE PRODUCTS — 0.1%
215,000	Tapestry, Inc.		5.5000	03/11/35	210,944

	ASSET MANAGEMENT — 2.1%
395,000	Apollo Debt Solutions BDC(c)		6.9000	04/13/29	410,935
525,000	BlackRock Funding, Inc.		5.2500	03/14/54	497,943
160,000	Blackstone Private Credit Fund		7.3000	11/27/28	169,171
260,000	Blackstone Private Credit Fund		6.0000	01/29/32	257,235
120,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	122,728
555,000	Blue Owl Finance, LLC		3.1250	06/10/31	482,549
320,000	Brookfield Finance, Inc.		6.3500	01/05/34	337,966
215,000	Charles Schwab Corporation (The)(d)	SOFRRATE + 2.010%	6.1360	08/24/34	225,989
305,000	Charles Schwab Corporation (The)(d)	H15T10Y + 3.079%	4.0000	03/01/69	271,083
95,000	Citadel, L.P.(c)		6.3750	01/23/32	96,532
250,000	Drawbridge Special Opportunities Fund, L.P. /(c)		3.8750	02/15/26	244,357
534,000	Hannon Armstrong Sustainable Infrastructure(c)		6.3750	07/01/34	519,423
220,000	Icahn Enterprises, L.P. / Icahn Enterprises(g)		5.2500	05/15/27	214,198
340,000	Nuveen, LLC(c)		5.8500	04/15/34	343,382
355,000	UBS Group A.G.(c),(d)	H15T1Y + 2.400%	4.9880	08/05/33	346,217

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	ASSET MANAGEMENT — 2.1% (Continued)
35,000	UBS Group A.G.(c),(d)	H15T5Y + 4.758%	9.2500	05/13/72	$40,514
					4,580,222
	AUTOMOTIVE — 0.4%
405,000	Aptiv plc / Aptiv Global Financing DAC(d)	H15T5Y + 3.385%	6.8750	12/15/54	404,865
10,000	Clarios Global, L.P. / Clarios US Finance Company(c)		6.7500	02/15/30	10,166
70,000	Ford Motor Company		4.7500	01/15/43	55,362
200,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	207,153
85,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	84,572
160,000	Nissan Motor Acceptance Company, LLC(c)		7.0500	09/15/28	165,024
					927,142
	BANKING — 4.9%
232,000	Banco de Credito del Peru S.A.(c),(d)	H15T5Y + 3.000%	3.1250	07/01/30	229,196
115,000	Banco de Credito e Inversiones S.A.(c),(f)		8.7500	02/08/74	120,703
120,000	Banco Mercantil del Norte S.A.(c),(d)	H15T10Y + 5.034%	6.6250	01/24/70	107,572
920,000	Bank of America Corporation(d)	SOFRRATE + 1.320%	2.6870	04/22/32	797,423
450,000	Bank of America Corporation(d)	SOFRRATE + 1.913%	5.4250	08/15/35	438,223
400,000	Barclays plc(d)	H15T1Y + 3.500%	7.4370	11/02/33	442,212
100,000	BBVA Bancomer S.A.(c),(d)	H15T5Y + 2.650%	5.1250	01/18/33	93,484
420,000	BPCE S.A.(c),(d)	SOFRRATE + 2.590%	7.0030	10/19/34	450,184
65,000	BPCE S.A.(c),(d)	SOFRRATE + 2.610%	6.9150	01/14/46	67,242
280,000	Citigroup, Inc.(d)	TSFR3M + 1.600%	3.9800	03/20/30	268,113
320,000	Citigroup, Inc.(d)	SOFRRATE + 2.338%	6.2700	11/17/33	336,064
229,000	Citigroup, Inc.(d)	SOFRRATE + 2.661%	6.1740	05/25/34	233,225
250,000	Citigroup, Inc.(d)	H15T5Y + 3.417%	3.8750	05/18/69	245,381
195,000	Citizens Financial Group, Inc.(d)	SOFRRATE + 1.910%	5.7180	07/23/32	196,624
385,000	Deutsche Bank A.G.(d)	SOFRRATE + 2.050%	5.4030	09/11/35	369,330
390,000	Fifth Third Bancorp(d)	SOFRRATE + 1.660%	4.3370	04/25/33	363,112
455,000	Huntington Bancshares, Inc.(d)	SOFRINDX + 1.870%	5.7090	02/02/35	454,920
130,000	Huntington Bancshares, Inc.(d)	H15T5Y + 1.700%	6.1410	11/18/39	130,410

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	BANKING — 4.9% (Continued)
710,000	JPMorgan Chase & Company(f)		1.9530	02/04/32	$594,133
420,000	JPMorgan Chase & Company(d)	SOFRRATE + 2.580%	5.7170	09/14/33	427,699
175,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.810%	6.2540	10/23/34	185,517
390,000	KeyCorporation(d),(g)	SOFRRATE + 2.420%	6.4010	03/06/35	407,951
395,000	NatWest Group plc(d)	H15T5Y + 2.200%	6.4750	06/01/34	406,801
540,000	PNC Financial Services Group, Inc. (The)(d)	SOFRRATE + 1.394%	5.5750	01/29/36	542,162
375,000	Societe Generale S.A.(c),(d)	H15T1Y + 2.100%	6.0660	01/19/35	374,898
200,000	Texas Capital Bancshares, Inc.(d)	H15T5Y + 3.150%	4.0000	05/06/31	191,984
430,000	Toronto-Dominion Bank (The)(d)	H15T5Y + 4.075%	8.1250	10/31/82	450,408
90,000	Truist Financial Corporation(d),(g)	SOFRRATE + 1.922%	5.7110	01/24/35	90,900
400,000	Truist Financial Corporation(d)	H15T10Y + 4.349%	5.1000	03/01/69	386,667
280,000	Wells Fargo & Company(d)	SOFRRATE + 2.100%	4.8970	07/25/33	271,442
285,000	Wells Fargo & Company(d)	SOFRRATE + 2.060%	6.4910	10/23/34	303,774
330,000	Wells Fargo & Company(d)	H15T5Y + 3.453%	3.9000	03/15/69	324,173
185,000	Wells Fargo & Company(d)	H15T5Y + 2.767%	6.8500	07/15/74	190,410
					10,492,337
	BEVERAGES — 0.2%
535,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	524,221

	BIOTECH & PHARMA — 0.5%
408,000	Amgen, Inc.(g)		5.2500	03/02/33	406,200
258,000	Amgen, Inc.		5.6500	03/02/53	249,506
45,000	Par Pharmaceutical, Inc.(c),(h)		0.0000	04/01/27	—
335,000	Royalty Pharma plc		5.4000	09/02/34	326,816
195,000	Royalty Pharma plc		3.3500	09/02/51	123,952
681	Viatris, Inc.(c)		2.3000	06/22/27	640
					1,107,114
	CABLE & SATELLITE — 0.4%
14,000	CCO Holdings, LLC / CCO Holdings Capital(c)		6.3750	09/01/29	14,017
180,000	CCO Holdings, LLC / CCO Holdings Capital(c)		4.7500	03/01/30	166,844
45,000	CCO Holdings, LLC / CCO Holdings Capital(c),(g)		4.5000	08/15/30	41,357

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	CABLE & SATELLITE — 0.4% (Continued)
200,000	CSC Holdings, LLC(c)		11.7500	01/31/29	$199,142
370,000	DIRECTV Holdings, LLC / DIRECTV Financing Company,(c)		5.8750	08/15/27	366,915
					788,275
	CHEMICALS — 0.3%
340,000	Bayport Polymers, LLC(c),(g)		5.1400	04/14/32	317,841
200,000	INEOS Quattro Finance 2 plc(c)		9.6250	03/15/29	209,871
130,000	Windsor Holdings III, LLC(c)		8.5000	06/15/30	137,681
					665,393
	CONSTRUCTION MATERIALS — 0.3%
525,000	CRH America Finance, Inc.		5.4000	05/21/34	523,542
55,000	Quikrete Holdings, Inc.(c)		6.3750	03/01/32	55,206
					578,748
	CONTAINERS & PACKAGING — 0.6%
565,000	Berry Global, Inc.(c)		5.6500	01/15/34	571,470
435,000	Smurfit Kappa Treasury ULC(c)		5.7770	04/03/54	433,060
370,000	Sonoco Products Company		5.0000	09/01/34	350,506
					1,355,036
	ELEC & GAS MARKETING & TRADING — 0.2%
380,000	New York State Electric & Gas Corporation(c)		5.8500	08/15/33	389,375

	ELECTRIC UTILITIES — 2.9%
195,000	AES Corporation (The)(d)	H15T5Y + 3.201%	7.6000	01/15/55	198,734
485,000	Black Hills Corporation		6.1500	05/15/34	503,905
555,000	CMS Energy Corporation(d)	H15T5Y + 4.116%	4.7500	06/01/50	527,608
470,000	Dominion Energy, Inc.(d)	H15T5Y + 2.511%	7.0000	06/01/54	498,702
450,000	Electricite de France S.A.(c)		6.9000	05/23/53	480,446
235,000	Enel Finance International N.V.(c)		7.5000	10/14/32	261,645
175,000	Enel Finance International N.V.(c)		5.5000	06/26/34	172,976
425,000	Entergy Corporation(d)	H15T5Y + 2.670%	7.1250	12/01/54	434,390
260,000	Entergy Texas, Inc.		5.8000	09/01/53	259,449
15,000	Lightning Power, LLC(c)		7.2500	08/15/32	15,505
188,000	National Rural Utilities Cooperative Finance(d)	TSFR3M + 3.172%	7.4590	04/30/43	188,244
435,000	NextEra Energy Capital Holdings, Inc.		5.4500	03/15/35	431,639
384,000	NRG Energy, Inc.(c)		7.0000	03/15/33	413,619

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	ELECTRIC UTILITIES — 2.9% (Continued)
265,000	PacifiCorporation		5.8000	01/15/55	$253,813
403,000	Puget Energy, Inc.		2.3790	06/15/28	369,638
325,000	Southern California Edison Company		6.0000	01/15/34	325,933
404,000	Southern Company (The)(d)	H15T5Y + 2.915%	3.7500	09/15/51	393,033
245,000	Vistra Corporation(c),(d)	H15T5Y + 6.930%	8.0000	04/15/70	251,383
280,000	Vistra Operations Company, LLC(c)		5.7000	12/30/34	277,381
					6,258,043
	ENGINEERING & CONSTRUCTION — 0.2%
140,000	Global Infrastructure Solutions, Inc.(c)		7.5000	04/15/32	139,239
398,000	Sempra Infrastructure Partners, L.P.(c)		3.2500	01/15/32	332,438
					471,677
	ENTERTAINMENT CONTENT — 0.1%
315,000	Univision Communications, Inc.(c),(g)		6.6250	06/01/27	315,339

	FOOD — 0.3%
410,000	Pilgrim’s Pride Corporation(g)		6.2500	07/01/33	421,373
190,000	Post Holdings, Inc.(c)		6.3750	03/01/33	187,662
					609,035
	GAS & WATER UTILITIES — 0.2%
260,000	Brooklyn Union Gas Company (The)(c)		4.8660	08/05/32	248,147
255,000	KeySpan Gas East Corporation(c)		5.9940	03/06/33	259,023
					507,170
	HEALTH CARE FACILITIES & SERVICES — 1.4%
500,000	CHS/Community Health Systems, Inc.(c),(g)		5.2500	05/15/30	427,412
505,000	CVS Health Corporation		5.0500	03/25/48	422,578
45,000	CVS Health Corporation(d)	H15T5Y + 2.516%	6.7500	12/10/54	44,473
185,000	HCA, Inc.		5.5000	06/01/33	183,722
165,000	HCA, Inc.		5.2500	06/15/49	144,532
116,000	HCA, Inc.(g)		6.0000	04/01/54	112,070
445,000	Icon Investments Six DAC		6.0000	05/08/34	450,133
505,000	IQVIA, Inc.		6.2500	02/01/29	523,215
115,000	Molina Healthcare, Inc.(c),(g)		6.2500	01/15/33	114,267
156,000	Orlando Health Obligated Group		5.4750	10/01/35	157,844
359,000	Universal Health Services, Inc.		2.6500	01/15/32	296,415

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.4% (Continued)
280,000	Universal Health Services, Inc.		5.0500	10/15/34	$260,709
					3,137,370
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	229,759

	HOME CONSTRUCTION — 0.4%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)		4.6250	04/01/30	244,182
554,000	Meritage Homes Corporation(c)		3.8750	04/15/29	521,482
					765,664
	HOUSEHOLD PRODUCTS — 0.2%
370,000	Kronos Acquisition Holdings, Inc.(c)		8.2500	06/30/31	352,650

	INDUSTRIAL SUPPORT SERVICES — 0.2%
405,000	Ashtead Capital, Inc.(c)		5.5000	08/11/32	401,344
105,000	Ashtead Capital, Inc.(c)		5.8000	04/15/34	105,307
					506,651
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
165,000	Bank of New York Mellon Corporation (The)(d)	SOFRINDX + 2.074%	5.8340	10/25/33	171,292
345,000	Bank of New York Mellon Corporation (The)(d)	H15T5Y + 4.358%	4.7000	09/20/68	344,282
195,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.550%	5.3300	07/23/35	191,781
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	326,591
435,000	Morgan Stanley(f)		5.2500	04/21/34	429,466
185,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	184,814
275,000	Morgan Stanley(d)	H15T5Y + 2.430%	5.9480	01/19/38	277,337
215,000	Northern Trust Corporation(f)		3.3750	05/08/32	206,639
450,000	State Street Corporation(d)	SOFRRATE + 1.958%	6.1230	11/21/34	469,269
175,000	State Street Corporation(d)	H15T5Y + 2.613%	6.7000	03/15/74	178,888
					2,780,359
	INSURANCE — 1.9%
200,000	Allianz S.E.(c),(d)	H15T5Y + 3.232%	6.3500	09/06/53	208,516
260,000	Allianz S.E.(c),(d)	H15T5Y + 2.771%	5.6000	09/03/54	258,267
320,000	Allstate Corporation (The)(d)	TSFR3M + 3.200%	7.7230	08/15/53	319,454

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	INSURANCE — 1.9% (Continued)
530,000	Arthur J Gallagher & Company		5.5500	02/15/55	$505,352
410,000	Ascot Group Ltd.(c)		4.2500	12/15/30	355,637
391,000	Corebridge Financial, Inc.(d)	H15T5Y + 2.646%	6.3750	09/15/54	387,930
330,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	336,804
198,000	Global Atlantic Fin Company(c)		7.9500	06/15/33	220,950
105,000	Global Atlantic Fin Company(c),(d)	H15T5Y + 3.608%	7.9500	10/15/54	110,105
175,000	Liberty Mutual Group, Inc.(c),(d)	H15T5Y + 3.315%	4.1250	12/15/51	167,374
325,000	MetLife, Inc.(d)	H15T5Y + 3.576%	3.8500	03/15/69	322,714
126,000	MetLife, Inc.(d)	TSFR3M + 3.221%	5.8750	09/15/66	126,272
335,000	Nippon Life Insurance Company(c),(d)	H15T5Y + 2.954%	6.2500	09/13/53	344,208
104,000	Prudential Financial, Inc.(d)	H15T5Y + 3.162%	5.1250	03/01/52	98,197
210,000	Prudential Financial, Inc.(d)	H15T5Y + 2.848%	6.7500	03/01/53	217,660
45,000	Prudential Financial, Inc.(d)	H15T5Y + 2.404%	6.5000	03/15/54	45,838
					4,025,278
	MACHINERY — 0.5%
580,000	Regal Rexnord Corporation		6.4000	04/15/33	601,464
520,000	Veralto Corporation		5.4500	09/18/33	522,765
					1,124,229
	MEDICAL EQUIPMENT & DEVICES — 0.5%
570,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	502,422
530,000	Smith & Nephew plc		5.4000	03/20/34	527,852
					1,030,274
	METALS & MINING — 0.4%
295,000	Corp Nacional del Cobre de Chile(c)		5.9500	01/08/34	294,481
295,000	Glencore Funding, LLC(c)		2.8500	04/27/31	256,902
240,000	Glencore Funding, LLC(c)		5.6340	04/04/34	239,976
					791,359
	OIL & GAS PRODUCERS — 3.8%
95,000	6297782, LLC(c)		5.5840	10/01/34	92,298
70,000	6297782, LLC(c)		6.1760	10/01/54	66,606
80,000	Adnoc Murban Rsc Ltd.(c)		4.5000	09/11/34	75,516
305,000	Aker BP ASA(c)		5.1250	10/01/34	286,340
305,000	Aker BP ASA(c)		5.8000	10/01/54	276,427
600,000	BP Capital Markets plc(d)	H15T5Y + 4.398%	4.8750	12/22/00	580,044

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	OIL & GAS PRODUCERS — 3.8% (Continued)
140,000	Buckeye Partners, L.P.(c)		6.7500	02/01/30	$142,851
150,000	Columbia Pipelines Operating Company, LLC(c)		6.0360	11/15/33	153,843
165,000	Columbia Pipelines Operating Company, LLC(c)		6.5440	11/15/53	172,765
35,000	Columbia Pipelines Operating Company, LLC(c)		6.7140	08/15/63	37,259
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(c)		5.0000	05/01/29	97,053
425,000	Diamondback Energy, Inc.		5.9000	04/18/64	398,644
120,000	Energy Transfer, L.P.(d)	H15T5Y + 5.306%	7.1250	05/15/69	122,129
175,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	11/15/69	175,344
630,000	Flex Intermediate Holdco, LLC(c)		3.3630	06/30/31	540,327
305,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	316,539
530,000	HF Sinclair Corporation		6.2500	01/15/35	529,926
87,000	KazMunayGas National Company JSC(c)		5.7500	04/19/47	74,840
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	92,197
50,000	NGL Energy Partners, L.P.(c),(g)		8.1250	02/15/29	51,347
80,000	NGL Energy Partners, L.P.(c),(g)		8.3750	02/15/32	82,377
360,000	Northern Natural Gas Company(c)		5.6250	02/01/54	344,905
360,000	Occidental Petroleum Corporation(g)		5.5500	10/01/34	350,555
260,000	Occidental Petroleum Corporation		6.2000	03/15/40	256,788
275,000	Pertamina Persero PT(c)		6.4500	05/30/44	280,379
300,000	Petroleos Mexicanos		6.5000	03/13/27	289,603
350,000	Plains All American Pipeline, L.P. / PAA Finance(g)		5.7000	09/15/34	350,006
160,000	Qatar Petroleum(c)		2.2500	07/12/31	135,397
265,000	Reliance Industries Ltd.(c)		2.8750	01/12/32	225,930
300,000	Saudi Arabian Oil Company(c)		5.2500	07/17/34	297,222
110,000	South Bow Canadian Infrastructure Holdings Ltd.(c),(d)	H15T5Y + 3.667%	7.5000	03/01/55	113,412
370,000	Transcanada Trust(d)	H15T5Y + 3.986%	5.6000	03/07/82	352,610
425,000	Western Midstream Operating, L.P.		5.2500	02/01/50	366,765
500,000	Williams Companies, Inc. (The)		5.1500	03/15/34	486,346
					8,214,590
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
240,000	Nabors Industries, Inc.(c),(g)		7.3750	05/15/27	242,427

	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	EPR Properties		3.6000	11/15/31	440,136

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.5% (Continued)
390,000	Safehold GL Holdings, LLC		6.1000	04/01/34	$398,230
75,000	Service Properties Trust		4.9500	02/15/27	72,436
165,000	VICI Properties, L.P.		5.1250	05/15/32	160,660
					1,071,462
	RETAIL - DISCRETIONARY — 0.6%
175,000	BlueLinx Holdings, Inc.(c)		6.0000	11/15/29	169,747
240,000	Builders FirstSource, Inc.(c),(g)		6.3750	03/01/34	241,803
290,000	Ferguson Enterprises, Inc.		5.0000	10/03/34	279,173
405,000	Hertz Corporation (The)(c),(g)		4.6250	12/01/26	360,583
275,000	PetSmart, Inc. / PetSmart Finance Corporation(c)		7.7500	02/15/29	274,494
					1,325,800
	SEMICONDUCTORS — 0.4%
465,000	Broadcom, Inc.		5.1500	11/15/31	465,526
240,000	Broadcom, Inc.(c)		3.1370	11/15/35	194,850
285,000	Foundry JV Holdco, LLC(c)		6.4000	01/25/38	290,136
					950,512
	SOFTWARE — 0.3%
105,000	Helios Software Holdings, Inc. / ION Corporate(c)		8.7500	05/01/29	108,395
115,000	Oracle Corporation(g)		6.2500	11/09/32	121,472
160,000	Oracle Corporation		6.9000	11/09/52	177,460
188,000	Oracle Corporation		5.5500	02/06/53	176,106
75,000	Oracle Corporation		3.8500	04/01/60	51,234
					634,667
	SPECIALTY FINANCE — 1.4%
235,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	205,960
205,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	195,733
150,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.720%	6.9500	03/10/55	153,752
405,000	Ally Financial, Inc.(d)	SOFRRATE + 1.730%	5.5430	01/17/31	403,046
615,000	American Express Company(d)	SOFRRATE + 1.930%	5.6250	07/28/34	621,437
235,000	Aviation Capital Group, LLC(c)		3.5000	11/01/27	225,145
200,000	Aviation Capital Group, LLC(c)		6.3750	07/15/30	208,887
210,000	Avolon Holdings Funding Ltd.(c)		4.3750	05/01/26	208,302
210,000	Avolon Holdings Funding Ltd.(c)		5.7500	11/15/29	212,300

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	SPECIALTY FINANCE — 1.4% (Continued)
217,000	Capital One Financial Corporation(f)		2.3590	07/29/32	$177,335
285,000	Capital One Financial Corporation(d)	SOFRRATE + 2.860%	6.3770	06/08/34	297,258
150,000	Synchrony Financial		4.8750	06/13/25	149,940
67,000	Synchrony Financial		3.7000	08/04/26	65,653
					3,124,748
	TECHNOLOGY SERVICES — 1.2%
165,000	Block, Inc.(c)		6.5000	05/15/32	168,857
400,000	Booz Allen Hamilton, Inc.(c)		4.0000	07/01/29	378,263
200,000	Booz Allen Hamilton, Inc.		5.9500	08/04/33	203,659
570,000	CoStar Group, Inc.(c)		2.8000	07/15/30	500,237
630,000	Gartner, Inc.(c),(g)		3.7500	10/01/30	578,498
320,000	Leidos, Inc.		2.3000	02/15/31	270,512
556,000	MSCI, Inc.(c)		3.6250	09/01/30	509,890
					2,609,916
	TELECOMMUNICATIONS — 0.2%
270,000	Level 3 Financing, Inc.(c)		3.6250	01/15/29	209,250
205,000	Sprint Capital Corporation		8.7500	03/15/32	245,106
					454,356
	TOBACCO & CANNABIS — 0.6%
295,000	BAT Capital Corporation		7.7500	10/19/32	334,850
465,000	Imperial Brands Finance plc(c)		5.8750	07/01/34	464,493
510,000	Philip Morris International, Inc.		4.9000	11/01/34	491,489
					1,290,832
	TRANSPORTATION & LOGISTICS — 0.9%
350,774	Alaska Airlines Class A Pass Through Trust Series 2021-1(c)		4.8000	08/15/27	348,284
335,000	BNSF Funding Trust I(f)		6.6130	12/15/55	337,442
310,714	British Airways Class A Pass Through Trust Series 2021-1(c)		2.9000	03/15/35	276,557
313,942	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	304,854
128,000	DP World plc(c)		6.8500	07/02/37	138,006
280,862	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	285,075
155,000	United Airlines Class AA Pass Through Trust Series 2024-1		5.4500	02/15/37	154,209

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.9% (Continued)
					$1,844,427
	TOTAL CORPORATE BONDS (Cost $67,853,854)				67,814,316

	NON U.S. GOVERNMENT & AGENCIES — 2.8%
	SOVEREIGN — 2.8%
65,000	Abu Dhabi Government International Bond(c)		5.0000	04/30/34	65,222
80,000	Abu Dhabi Government International Bond(c)		3.8750	04/16/50	60,933
377,000	Brazilian Government International Bond		6.0000	10/20/33	362,328
55,000	Brazilian Government International Bond		7.1250	05/13/54	52,085
218,000	Colombia Government International Bond		8.0000	11/14/35	220,400
55,000	Costa Rica Government International Bond(c)		6.5500	04/03/34	56,519
30,000	Costa Rica Government International Bond(c)		7.3000	11/13/54	31,493
358,000	Dominican Republic International Bond(c)		4.8750	09/23/32	323,632
290,000	Finance Department Government of Sharjah(c)		4.0000	07/28/50	187,087
115,000	Guatemala Government Bond(c)		6.6000	06/13/36	113,770
80,000	Hungary Government International Bond(c)		6.2500	09/22/32	82,168
45,000	Indonesia Government International Bond		4.7500	09/10/34	42,879
237,000	Indonesia Government International Bond		5.1000	02/10/54	217,153
100,000	Ivory Coast Government International Bond(c)		8.2500	01/30/37	97,461
45,000	Mexico Government International Bond		6.0000	05/13/30	45,311
80,000	Mexico Government International Bond		6.3500	02/09/35	78,742
175,000	Mexico Government International Bond(g)		6.0000	05/07/36	165,847
355,000	Mexico Government International Bond		6.8750	05/13/37	357,437
70,000	Mexico Government International Bond		6.4000	05/07/54	63,113
95,000	Morocco Government International Bond(c)		3.0000	12/15/32	78,128
150,000	Oman Government International Bond(c)		7.3750	10/28/32	165,722
50,000	Oman Government International Bond(c)		6.7500	01/17/48	51,080
484,000	Panama Government International Bond(g)		8.0000	03/01/38	492,914
75,000	Paraguay Government International Bond(c)		6.0000	02/09/36	74,489
220,000	Peruvian Government International Bond		5.3750	02/08/35	213,140
125,000	Philippine Government International Bond		4.7500	03/05/35	118,367
195,000	Qatar Government International Bond(c)		3.7500	04/16/30	186,059

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.8% (Continued)
	SOVEREIGN — 2.8% (Continued)
235,000	Republic of Poland Government International Bond		4.8750	10/04/33	$227,454
115,000	Republic of South Africa Government International		5.8750	06/22/30	111,176
30,000	Republic of South Africa Government International		5.6500	09/27/47	22,521
40,000	Republic of Uzbekistan International Bond(c)		6.9000	02/28/32	39,369
395,000	Romanian Government International Bond(c)		5.8750	01/30/29	388,213
215,000	Saudi Government International Bond(c)		4.8750	07/18/33	208,548
200,000	Saudi Government International Bond(c)		5.6250	01/13/35	202,192
95,000	Saudi Government International Bond(c)		4.5000	10/26/46	77,864
66,000	Serbia International Bond(c)		6.5000	09/26/33	68,563
215,000	Turkiye Government International Bond		9.1250	07/13/30	238,874
333,000	Turkiye Government International Bond		7.6250	05/15/34	342,135
70,000	Turkiye Government International Bond(g)		6.6250	02/17/45	60,703
69,000	Uruguay Government International Bond		4.9750	04/20/55	60,686
					6,051,777
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,232,560)				6,051,777

			Coupon Rate
		Spread	(%)	Maturity
	TERM LOANS — 8.0%
	ADVERTISING & MARKETING — 0.0%(a)
95,000	Endeavor Operating Company, LLC(d)	TSFR1M + 3.000%	7.5550	01/28/32	95,238

	AEROSPACE & DEFENSE — 0.4%
227,349	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	7.0090	10/27/31	228,525
86,476	Dynasty Acquisition Company, Inc.(d)	TSFR1M + 2.250%	7.0090	10/27/31	86,924
150,000	Goat Holdco, LLC(d)	TSFR1M + 3.000%	7.5530	12/10/31	150,506
193,174	TransDigm, Inc.(d)	TSFR3M + 2.500%	7.1040	02/28/31	194,116
94,763	TransDigm, Inc.(d)	TSFR3M + 2.500%	7.3200	01/05/32	95,295
					755,366
	ASSET MANAGEMENT — 0.1%
176,120	Wec US Holdings Ltd.(d)	TSFR1M + 2.750%	7.4220	01/20/31	176,825

	AUTOMOTIVE — 0.2%
119,463	Clarios Global, L.P.(d)	TSFR1M + 2.500%	7.1850	05/06/30	119,507

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	AUTOMOTIVE — 0.2% (Continued)
205,000	Clarios Global, L.P.(d)	TSFR1M + 2.750%	7.0560	01/14/32	$205,684
114,702	PAI Holdco, Inc.(d)	TSFR3M + 4.012%	8.5970	10/28/27	101,347
					426,538
	BEVERAGES — 0.1%
158,510	Triton Water Holdings, Inc.(d)	TSFR1M + 3.500%	8.1150	03/29/28	159,460

	BIOTECH & PHARMA — 0.0%(a)
80,910	Perrigo Investments, LLC(d)	TSFR1M + 2.000%	6.5530	04/20/29	81,163

	CABLE & SATELLITE — 0.8%
310,000	Charter Communications Operating, LLC(d)	TSFR1M + 2.250%	6.8590	11/22/31	310,059
427,962	Cogeco Communications USA II, L.P.(d)	TSFR1M + 3.250%	7.9350	09/18/30	427,071
242,525	CSC Holdings, LLC(d)	TSFR1M + 4.500%	9.3040	01/18/28	238,017
245,268	Directv Financing, LLC(d)	TSFR1M + 5.365%	10.0970	08/02/29	244,007
315,000	Virgin Media Bristol, LLC(d)	TSFR1M + 2.500%	7.4180	01/04/28	310,669
					1,529,823
	CHEMICALS — 0.5%
222,975	INEOS US Finance, LLC(d)	TSFR1M + 3.250%	7.9350	02/19/30	223,255
217,281	Innophos Holdings, Inc.(d)	TSFR1M + 3.250%	8.5500	02/04/27	218,348
107,638	LSF11 A5 HoldCo, LLC(d)	TSFR1M + 3.615%	8.3000	10/16/28	108,253
319,451	Lummus Technology Holdings V, LLC(d)	TSFR1M + 3.000%	7.3970	12/31/29	321,798
					871,654
	COMMERCIAL SUPPORT SERVICES — 0.2%
166,978	Brightview Landscapes, LLC(d)	TSFR1M + 2.000%	6.3130	04/20/29	167,569
101,981	CHG Healthcare Services, Inc.(d)	TSFR3M + 3.000%	7.3950	09/29/28	102,823
169,575	Prime Security Services Borrower, LLC(d)	TSFR1M + 2.000%	6.3260	10/15/30	170,157
					440,549
	CONSTRUCTION MATERIALS — 0.1%
324,183	Quikrete Holdings, Inc.(d)	TSFR1M + 2.500%	6.8570	03/25/31	325,015

	CONSUMER SERVICES — 0.1%
70,000	Fugue Finance, LLC(d)	TSFR6M + 3.500%	7.8030	12/05/31	71,094
209,447	University Support Services, LLC(d)	TSFR1M + 2.750%	7.4350	02/12/29	210,363
					281,457

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	CONTAINERS & PACKAGING — 0.2%
239,391	Mauser Packaging Solutions Holding Company(d)	TSFR1M + 3.000%	7.6110	04/16/27	$241,037
278,175	TricorBraun Holdings, Inc.(d)	TSFR1M + 3.365%	8.0500	01/29/28	279,007
					520,044
	ELECTRIC UTILITIES — 0.1%
310,000	Calpine Corporation(d)	TSFR1M + 1.750%	6.2320	01/31/31	310,219
15,000	Carroll County Energy, LLC(d)	TSFR1M + 3.250%	7.5390	06/30/31	15,157
54,863	Kestrel Acquisition, LLC(d)	TSFR1M + 3.500%	8.2590	10/29/31	55,268
10,000	Talen Energy Supply, LLC(d)	TSFR1M + 2.500%	7.0250	12/11/31	10,054
					390,698
	ELECTRICAL EQUIPMENT — 0.3%
194,513	Gates Corporation(d)	TSFR1M + 2.250%	6.9350	06/04/31	195,009
265,000	Roper Industrial Products Investment Company(d)	TSFR1M + 2.750%	7.2740	11/23/29	266,049
120,000	Wec US Holdings, Inc.(d)	TSFR1M + 2.250%	6.8600	01/27/31	120,480
					581,538
	ENGINEERING & CONSTRUCTION — 0.2%
240,000	Construction Partners, Inc.(d)	TSFR1M + 2.500%	7.2590	10/29/31	240,849
105,000	Cornerstone Generation, LLC(d)	TSFR1M + 3.250%	8.0540	10/28/31	105,799
120,000	Frontdoor, Inc.(d)	TSFR1M + 2.250%	6.7750	12/16/31	120,751
					467,399
	ENTERTAINMENT CONTENT — 0.1%
228,850	Univision Communications, Inc.(d)	TSFR1M + 3.500%	8.3000	01/31/29	229,888

	FOOD — 0.2%
54,450	Chobani, LLC(d)	TSFR1M + 2.500%	6.8020	10/25/27	54,873
119,716	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 3.400%	8.3470	08/02/28	27,535
52,393	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 4.400%	9.2660	08/02/28	32,170
61,114	Del Monte Foods Corporation II, Inc.(d)	TSFR3M + 8.150%	13.1660	08/02/28	61,145
335,000	Froneri US, Inc.(d)	TSFR1M + 2.000%	6.3570	09/18/31	336,032
					511,755
	GAS & WATER UTILITIES — 0.1%
130,000	AL GCX Fund VIII Holdings, LLC(d)	TSFR1M + 2.000%	6.2990	01/30/32	130,122

	HEALTH CARE FACILITIES & SERVICES — 0.2%
148,504	Phoenix Guarantor, Inc.(d)	TSFR1M + 2.500%	6.8570	02/21/31	149,266

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.2% (Continued)
44,775	Radnet Management, Inc.(d)	TSFR3M + 2.250%	6.8380	04/18/31	$45,111
185,000	Select Medical Corporation(d)	TSFR1M + 2.000%	6.6220	11/19/31	185,886
					380,263
	HOUSEHOLD PRODUCTS — 0.1%
174,563	Kronos Acquisition Holdings, Inc.(d)	TSFR3M + 4.000%	8.5840	06/27/31	165,317

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
459,274	Citadel Securities, L.P.(d)	TSFR1M + 2.000%	6.7180	10/24/31	462,353

	INSURANCE — 0.3%
194,775	Acrisure, LLC(d)	TSFR1M + 3.000%	7.3560	11/06/30	195,498
24,937	BroadStreet Partners, Inc.(d)	TSFR1M + 3.000%	7.6160	06/16/31	25,090
214,461	HUB International Ltd.(d)	TSFR3M + 2.500%	8.2480	06/20/30	215,504
103,952	TIH Insurance Holdings, LLC(d)	TSFR3M + 2.750%	7.0790	05/06/31	104,406
					540,498
	INTERNET MEDIA & SERVICES — 0.1%
309,223	Go Daddy Operating Company, LLC(d)	TSFR1M + 1.750%	6.9970	08/21/31	309,815

	LEISURE FACILITIES & SERVICES — 0.6%
49,350	Caesars Entertainment, Inc.(d)	TSFR1M + 2.250%	6.7710	02/06/30	49,576
136,667	Delta 2 Lux Sarl(d)	TSFR1M + 2.000%	6.6040	09/10/31	137,196
68,333	Delta 2 Lux Sarl(d)	TSFR1M + 2.000%	7.2010	09/10/31	68,598
193,050	Flutter Entertainment plc(d)	TSFR3M + 1.750%	6.2750	11/29/30	193,464
325,000	Life Time, Inc.(d)	TSFR1M + 2.500%	7.3040	10/22/31	327,031
262,400	Scientific Games Holdings, L.P.(d)	TSFR3M + 3.000%	7.5900	04/04/29	263,602
189,525	SeaWorld Parks & Entertainment, Inc.(d)	TSFR1M + 2.000%	6.6220	11/19/31	189,821
345,000	UFC Holdings, LLC(d)	TSFR3M + 2.250%	6.8910	11/14/31	347,499
					1,576,787
	MACHINERY — 0.2%
150,000	John Bean Technologies Corporation(d)	TSFR1M + 2.250%	7.1070	10/09/31	151,463
185,000	Terex Corporation(d)	TSFR1M + 2.000%	6.6850	10/01/31	186,238
118,140	Titan Acquisition Ltd.(d)	TSFR6M + 4.500%	8.9240	02/15/29	119,272
					456,973

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.2%
326,588	Medline Borrower, L.P.(d)	TSFR1M + 2.250%	6.9350	10/23/28	$328,500

	METALS & MINING — 0.0%(a)
49,415	Arsenal AIC Parent, LLC(d)	TSFR1M + 3.250%	7.9350	08/19/30	49,723

	OIL & GAS PRODUCERS — 0.5%
190,000	EPIC Crude Services, L.P.(d)	TSFR3M + 3.000%	7.6560	10/09/31	191,900
261,198	Freeport LNG Investments LLLP(d)	TSFR3M + 3.250%	7.5460	12/21/28	262,233
264,407	GIP Pilot Acquisition Partners, L.P.(d)	TSFR3M + 2.000%	6.2960	10/04/30	266,142
181,381	Oryx Midstream Services Permian Basin, LLC(d)	TSFR1M + 2.250%	6.5520	10/05/28	182,359
74,625	WhiteWater DBR HoldCo, LLC(d)	TSFR1M + 2.250%	6.6160	03/03/31	75,053
					977,687
	PUBLISHING & BROADCASTING — 0.0%(a)
93,530	Century DE Buyer, LLC(d)	TSFR3M + 3.500%	7.9280	10/30/30	94,446

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
172,927	Iron Mountain, Inc.(d)	TSFR1M + 2.100%	6.6850	01/31/31	173,272

	RETAIL - DISCRETIONARY — 0.5%
279,300	Belron Finance 2019, LLC(d)	TSFR1M + 2.750%	7.2730	10/02/31	282,058
234,413	Burlington Coat Factory Warehouse Corporation(d)	TSFR1M + 1.750%	6.4350	09/19/31	235,621
214,463	Harbor Freight Tools USA, Inc.(d)	TSFR1M + 2.500%	7.0490	06/05/31	213,549
84,363	Peer Holding III BV(d)	TSFR1M + 3.250%	7.5790	10/19/30	84,925
151,861	PetSmart, Inc.(d)	TSFR1M + 3.750%	8.5350	01/29/28	152,430
45,000	Wand NewCompany 3, Inc.(d)	TSFR1M + 2.750%	7.0760	01/30/31	45,056
					1,013,639
	SEMICONDUCTORS — 0.0%(a)
50,000	Icon Parent, Inc.(d)	TSFR1M + 3.000%	8.2010	09/12/31	50,297

	SOFTWARE — 0.5%
184,241	Applied Systems, Inc.(d)	TSFR3M + 3.000%	7.6040	02/24/31	186,245
110,000	Boxer Parent Company, Inc.(d)	TSFR3M + 3.750%	8.3350	07/03/31	110,603
25,000	CCC Intelligent Solutions, Inc.(d)	TSFR1M + 2.000%	6.3020	01/16/32	25,120
183,613	Central Parent, Inc.(d)	TSFR3M + 3.250%	7.5790	07/06/29	175,774

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.0% (Continued)
	SOFTWARE — 0.5% (Continued)
56,549	Ellucian Holdings, Inc.(d)	TSFR1M + 3.000%	7.5950	10/29/29	$56,956
214,463	Thunder Generation Funding, LLC(d)	TSFR3M + 3.000%	7.3290	09/29/31	216,259
299,899	UKG, Inc.(d)	TSFR3M + 3.000%	7.6170	02/10/31	302,020
					1,072,977
	SPECIALTY FINANCE — 0.1%
250,000	Trans Union, LLC(d)	TSFR1M + 1.750%	6.3610	06/24/31	250,385

	TECHNOLOGY SERVICES — 0.4%
260,000	Amazon Holdco, Inc.(d)	TSFR1M + 2.250%	6.9350	07/30/31	259,480
292,103	NAB Holdings, LLC(d)	TSFR3M + 2.750%	7.3540	11/24/28	294,318
268,609	Neptune Bidco US, Inc.(d)	TSFR3M + 5.100%	9.7580	04/11/29	226,974
141,593	Peraton Corporation(d)	TSFR1M + 3.750%	8.2070	02/24/28	132,859
					913,631
	TELECOMMUNICATIONS — 0.3%
275,967	Cincinnati Bell, Inc.(d)	TSFR1M + 2.850%	7.2330	11/24/28	277,149
232,442	Eagle Broadband Investments, LLC(d)	TSFR3M + 3.115%	7.8650	11/12/27	233,338
					510,487
	TRANSPORTATION & LOGISTICS — 0.0%(a)
23,610	SkyMiles IP Ltd.(d)	TSFR1M + 3.750%	8.3670	09/16/27	24,078

	TOTAL TERM LOANS (Cost $17,385,370)				17,325,660

	U.S. GOVERNMENT & AGENCIES — 26.9%
	AGENCY FIXED RATE — 9.9%
5,920	Fannie Mae Pool 735061		6.0000	11/01/34	6,104
8,196	Fannie Mae Pool 866009		6.0000	03/01/36	8,495
50,792	Fannie Mae Pool 938574		5.5000	09/01/36	51,239
22,051	Fannie Mae Pool 310041		6.5000	05/01/37	23,402
9,335	Fannie Mae Pool 962752		5.0000	04/01/38	9,282
13,121	Fannie Mae Pool 909175		5.5000	04/01/38	13,188
34,192	Fannie Mae Pool 909220		6.0000	08/01/38	35,249
40,385	Fannie Mae Pool AS7026		4.0000	04/01/46	37,507

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	AGENCY FIXED RATE — 9.9% (Continued)
68,702	Fannie Mae Pool BJ9260	4.0000	04/01/48	$63,658
722,869	Fannie Mae Pool FS4991	3.0000	03/01/52	615,288
1,253,933	Fannie Mae Pool FS8360	3.5000	09/01/52	1,112,220
631,104	Fannie Mae Pool MA4805	4.5000	11/01/52	595,102
807,170	Fannie Mae Pool FS4438	5.0000	11/01/52	781,816
2,241,717	Fannie Mae Pool FS7751	4.0000	03/01/53	2,051,447
570,902	Fannie Mae Pool MA4980	6.0000	04/01/53	576,731
531,431	Fannie Mae Pool MA5072	5.5000	06/01/53	526,074
944,482	Fannie Mae Pool CB6857	4.5000	08/01/53	890,422
525,652	Fannie Mae Pool FS6679	6.0000	12/01/53	530,104
1,776,539	Fannie Mae Pool MA5385	4.0000	06/01/54	1,625,152
1,423,425	Fannie Mae Pool FS8791	6.0000	08/01/54	1,437,224
55,678	Freddie Mac Gold Pool G01980	5.0000	12/01/35	55,346
8,371	Freddie Mac Gold Pool G05888	5.5000	10/01/39	8,424
268,258	Freddie Mac Pool SB8269	6.0000	10/01/38	273,545
2,093,959	Freddie Mac Pool SD2026	5.0000	11/01/52	2,027,702
565,304	Freddie Mac Pool SD3238	5.5000	12/01/52	560,144
2,028,414	Freddie Mac Pool SD8309	6.0000	03/01/53	2,046,478
1,186,128	Freddie Mac Pool SD5594	5.5000	07/01/53	1,174,476
926,875	Freddie Mac Pool SD8343	6.0000	07/01/53	936,196
559,280	Freddie Mac Pool SD8350	6.0000	08/01/53	564,348
1,201,970	Freddie Mac Pool SD8383	5.5000	12/01/53	1,187,997
1,897,531	Freddie Mac Pool SD5856	3.5000	01/01/54	1,680,917
				21,505,277
	U.S. TREASURY BONDS — 1.8%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,140,355
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,851,190
				3,991,545
	U.S. TREASURY NOTES — 15.2%
775,000	United States Treasury Note	4.3750	08/15/26	776,529
370,000	United States Treasury Note	4.0000	01/31/29	365,440
760,000	United States Treasury Note B	4.2500	06/30/29	756,749
3,280,000	United States Treasury Note	4.0000	07/31/29	3,232,914
485,000	United States Treasury Note	0.8750	11/15/30	398,515

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)
	U.S. TREASURY NOTES — 15.2% (Continued)
1,945,000	United States Treasury Note	4.0000	02/15/34	$1,866,326
1,875,000	United States Treasury Note	3.8750	08/15/34	1,776,416
2,045,000	United States Treasury Note	1.8750	02/15/51	1,137,851
1,135,000	United States Treasury Note	1.8750	11/15/51	625,802
4,100,000	United States Treasury Note	4.0000	11/15/52	3,564,758
3,405,000	United States Treasury Note	3.6250	02/15/53	2,765,565
2,610,000	United States Treasury Note	3.6250	05/15/53	2,120,523
4,875,000	United States Treasury Note	4.2500	02/15/54	4,434,154
5,770,000	United States Treasury Note	4.6250	05/15/54	5,591,490
365,000	United States Treasury Note	4.2500	08/15/54	332,378
3,310,000	United States Treasury Note	4.5000	11/15/54	3,147,345
				32,892,755
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $63,749,997)			58,389,577

Shares
	SHORT-TERM INVESTMENTS — 3.8%
	COLLATERAL FOR SECURITIES LOANED - 2.3%
5,052,177	Mount Vernon Liquid Assets Portfolio, LLC, 4.44%(i),(j)			5,052,177

	MONEY MARKET FUNDS - 1.5%
3,157,824	Fidelity Government Portfolio, Class I, 4.27%(j)			3,157,824

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,210,001)			8,210,001

	TOTAL INVESTMENTS - 102.7% (Cost $228,523,624)			$222,595,651
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%			(5,842,889)
	NET ASSETS - 100.0%			$216,752,762

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

ABS	- Asset Backed Securities

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

TSFR6M	Secured Overnight Financing Rate 6 month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $89,417,598 or 41.3% of net assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,943,970 at January 31, 2025.

(h)	Represents issuer in default on interest payments; non-income producing security.

(i)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $5,052,177 at January 31, 2025

(j)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 8.9%
	CLO — 8.9%
1,500,000	Apidos CLO XX Series 2015-20A DR(a),(b)	US0003M + 5.700%	10.2690	07/16/31	$1,504,292
1,540,000	Atrium IX Series 9A ER(a),(b)	US0003M + 6.450%	11.2260	05/28/30	1,546,138
4,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(a),(b)	TSFR3M + 6.600%	10.8920	10/15/34	4,273,877
2,000,000	Bristol Park CLO LTD Series 1A ER(a),(b)	TSFR3M + 7.262%	11.5640	04/15/29	2,008,909
2,700,000	KKR CLO 27 LTD Series 27A ER2(a),(b)	TSFR3M + 6.250%	10.6640	01/15/35	2,713,500
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(a),(b)	US0003M + 6.750%	11.3140	04/15/31	1,670,974
					13,717,690
	TOTAL ASSET BACKED SECURITIES (Cost $13,653,096)				13,717,690

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3%
	CABLE & SATELLITE — 0.8%
330,000	Altice Financing S.A.(a)		5.7500	08/15/29	257,277
401,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	329,555
500,000	CSC Holdings, LLC(a)		5.7500	01/15/30	290,707
350,000	Sirius XM Radio, Inc.(a)		4.1250	07/01/30	313,445
					1,190,984
	COMMERCIAL SUPPORT SERVICES — 0.3%
450,000	Deluxe Corporation(a)		8.0000	06/01/29	441,462

	CONTAINERS & PACKAGING — 0.2%
400,000	Iris Holding, Inc.(a)		10.0000	12/15/28	370,686

	ENTERTAINMENT CONTENT — 0.2%
375,000	ViacomCBS, Inc.(d)	US0003M+ 3.899%	6.2500	02/28/57	358,743

	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International,(a),(c)		4.8750	06/01/29	346,199

	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
350,000	Glatfelter Corporation(a)		4.7500	11/15/29	316,581

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
325,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)	7.5000	06/15/31	$337,651

	LEISURE FACILITIES & SERVICES — 0.9%
375,000	Fertitta Entertainment, LLC / Fertitta(a),(c)	6.7500	01/15/30	354,193
457,000	Hilton Grand Vacations Borrower Escrow, LLC /(a)	4.8750	07/01/31	415,234
400,000	Melco Resorts Finance Ltd.(a)	5.7500	07/21/28	383,062
300,000	Studio City Finance Ltd.(a)	5.0000	01/15/29	273,707
				1,426,196
	METALS & MINING — 0.3%
168,000	Mineral Resources Ltd.(a)	9.2500	10/01/28	177,984
211,000	Mineral Resources Ltd.(a),(c)	8.5000	05/01/30	218,561
				396,545
	OIL & GAS PRODUCERS — 1.5%
305,000	Crescent Energy Finance, LLC(a),(c)	7.3750	01/15/33	304,705
350,000	Delek Logistics Partners, L.P. / Delek Logistics(a)	8.6250	03/15/29	367,550
400,000	Genesis Energy, L.P. / Genesis Energy Finance	7.8750	05/15/32	401,390
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)	6.0000	02/01/31	380,657
494,000	ITT Holdings, LLC(a)	6.5000	08/01/29	462,260
325,000	Vital Energy, Inc.(a),(c)	7.8750	04/15/32	321,344
				2,237,906
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
450,000	Nabors Industries Ltd.(a),(c)	7.5000	01/15/28	435,438

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
400,000	Service Properties Trust	8.8750	06/15/32	389,802

	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
458,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	423,989

	RETAIL - DISCRETIONARY — 0.8%
325,000	Hertz Corporation (The)(a),(c)	4.6250	12/01/26	289,357
394,000	Kohl’s Corporation(c)	4.6250	05/01/31	315,932
325,000	Park River Holdings, Inc.(a),(c)	6.7500	08/01/29	288,712

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	RETAIL - DISCRETIONARY — 0.8% (Continued)
360,000	Saks Global Enterprises, LLC(a)	11.0000	12/15/29	$345,250
				1,239,251
	SOFTWARE — 0.4%
210,000	Cloud Software Group, Inc.(a),(c)	8.2500	06/30/32	218,484
380,000	Helios Software Holdings, Inc. / ION Corporate(a)	4.6250	05/01/28	351,257
				569,741
	SPECIALTY FINANCE — 1.7%
505,000	Apollo Commercial Real Estate Finance, Inc.(a),(c)	4.6250	06/15/29	456,497
387,000	Bread Financial Holdings, Inc.(a)	9.7500	03/15/29	417,700
236,000	Burford Capital Global Finance, LLC(a)	6.8750	04/15/30	237,587
200,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	214,576
500,000	Cobra AcquisitionCo, LLC(a)	6.3750	11/01/29	437,715
325,000	Enova International, Inc.(a)	9.1250	08/01/29	342,365
300,000	LFS Topco, LLC(a)	5.8750	10/15/26	298,375
				2,404,815
	STEEL — 0.3%
485,000	Cleveland-Cliffs, Inc.(a),(c)	7.3750	05/01/33	482,401

	TECHNOLOGY HARDWARE — 0.2%
520,000	Viasat, Inc.(a),(c)	7.5000	05/30/31	376,561

	TECHNOLOGY SERVICES — 0.6%
375,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(a)	5.0000	05/01/28	347,835
475,000	ION Trading Technologies Sarl(a)	5.7500	05/15/28	451,098
45,000	Mobius Merger Sub, Inc.(a)	9.0000	06/01/30	43,763
				842,696
	TELECOMMUNICATIONS — 0.4%
300,000	Iliad Holding S.A.SU(a)	8.5000	04/15/31	322,296
350,000	Sable International Finance Ltd.(a),(c)	7.1250	10/15/32	342,496
				664,792
	WHOLESALE - CONSUMER STAPLES — 0.3%
571,000	C&S Group Enterprises, LLC(a)	5.0000	12/15/28	490,470
	TOTAL CORPORATE BONDS (Cost $16,125,495)			15,742,909

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1%
	ADVERTISING & MARKETING — 0.6%
677,008	Endeavor Operating Company, LLC(b)	TSFR1M + 3.242%	7.5550	01/28/32	$678,701
286,423	Planet US Buyer, LLC(b)	TSFR1M + 3.709%	8.0220	01/31/31	288,541
					967,242
	AEROSPACE & DEFENSE — 0.7%
413,136	Kaman Corporation(b)	TSFR1M + 2.736%	7.0490	01/30/32	414,427
722,682	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.772%	9.0850	11/23/27	732,467
					1,146,894
	APPAREL & TEXTILE PRODUCTS — 0.4%
684,149	Varsity Brands, LLC(b)	TSFR1M + 3.958%	8.2710	07/28/31	686,358

	ASSET MANAGEMENT — 2.7%
281,045	Clue Opco, LLC(b)	TSFR3M + 4.722%	9.0240	12/19/30	281,761
178,722	CPI Holdco B, LLC(b)	TSFR1M + 2.274%	6.5870	05/19/31	179,243
457,648	Dragon Buyer, Inc.(b)	TSFR1M + 3.541%	7.8540	09/24/31	460,387
470,932	Focus Financial Partners, LLC(b)	TSFR1M + 3.622%	7.9350	08/10/31	472,331
50,579	Focus Financial Partners, LLC(b)	TSFR1M + 3.934%	8.2470	08/10/31	50,729
72,335	Focus Financial Partners, LLC(b)	TSFR1M + 4.132%	8.4450	09/10/31	72,549
550,718	Focus Financial Partners, LLC(b)	TSFR1M + 2.736%	7.0490	09/15/31	552,354
739,583	Hightower Holding, LLC(b)	TSFR1M + 3.758%	8.0710	04/21/28	741,743
978,231	Nexus Buyer, LLC(b)	TSFR1M + 4.372%	8.6850	07/18/31	982,622
276,592	NGP XI Midstream Holdings, LLC(b)	TSFR1M + 4.291%	8.6040	07/21/31	279,704
					4,073,423
	AUTOMOTIVE — 1.8%
695,673	Clarios Global, L.P.(b)	TSFR1M + 2.743%	7.0560	01/14/32	697,993
639,444	First Brands Group, LLC(b)	US0001M + 5.000%	9.8470	03/24/27	629,053
710,469	First Brands Group, LLC(b)	TSFR1M + 5.534%	9.8470	03/30/27	699,635
892,152	PAI Holdco, Inc.(b)	US0001M + 4.847%	8.5970	10/28/27	788,278
					2,814,959
	BEVERAGES — 0.5%
827,655	Pegasus Bidco BV(b)	TSFR1M + 3.535%	7.8480	07/12/29	836,966

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	BIOTECH & PHARMA — 0.6%
891,168	Endo Finance Holdings, Inc.(b)	TSFR1M + 4.394%	8.7070	04/23/31	$899,206

	CABLE & SATELLITE — 4.0%
1,465,953	Altice Financing S.A.(b)	TSFR1M + 5.343%	9.6560	10/31/27	1,290,646
525,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.605%	7.9180	10/15/29	522,441
1,000,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.236%	7.5490	01/30/32	993,750
1,170,942	CSC Holdings, LLC(b)	US0001M + 4.479%	9.3040	07/17/25	1,149,174
500,000	CSC Holdings, LLC(b)	US0001M + 2.214%	2.6110	04/15/27	466,798
395,458	UPC Financing Partnership(b)	US0001M + 3.000%	7.8250	01/31/29	396,275
1,255,000	Virgin Media Bristol, LLC(b)	US0001M + 3.250%	8.1680	01/10/29	1,238,955
					6,058,039
	CHEMICALS — 1.6%
963,227	Groupe Solmax, Inc.(b)	US0001M + 4.750%	9.5500	07/23/28	890,383
743,099	Iris Holding, Inc.(b)	TSFR1M + 5.582%	9.8950	06/15/28	718,551
212,904	Solenis Holdings Ltd.(b)	TSFR3M + 3.035%	7.3370	06/23/31	213,584
564,721	Windsor Holdings III, LLC(b)	TSFR1M + 3.543%	7.8560	08/01/30	570,309
					2,392,827
	COMMERCIAL SUPPORT SERVICES — 4.9%
893,862	Allied Universal Holdco, LLC(b)	US0001M + 3.750%	8.2070	05/05/28	897,951
1,257,257	Creative Artists Agency, LLC(b)	TSFR1M + 2.794%	7.1070	09/12/31	1,262,845
444,938	Fleet US Bidco, Inc.(b)	TSFR1M + 3.265%	7.5780	02/10/31	448,831
1,112,980	Garda World Security Corporation(b)	TSFR1M + 3.584%	7.8970	02/01/29	1,118,127
94,723	Groundworks, LLC(b)	TSFR1M + 3.813%	0.5000	03/06/31	95,256
512,498	Groundworks, LLC(b)	TSFR1M + 3.741%	8.0540	03/06/31	515,381
674,752	PG Investment Company 59 Sarl(b)	TSFR1M + 3.291%	7.6040	02/24/31	680,234
370,480	Ryan, LLC(b)	TSFR1M + 3.544%	7.8570	11/09/30	372,140
518,515	Ryan, LLC(b)	TSFR1M + 3.869%	8.1820	11/14/30	520,838
564,887	Tidal Waste & Recycling Holdings, LLC(b)	TSFR1M + 3.930%	8.2430	10/06/31	570,271
1,099,467	WestJet Loyalty, L.P.(b)	TSFR1M + 3.266%	7.5790	02/01/31	1,104,965
					7,586,839
	CONSTRUCTION MATERIALS — 1.1%
850,413	Foley Products Company, LLC(b)	SOFRRATE + 4.750%	9.5040	02/10/29	860,779
470,083	Quikrete Holdings, Inc.(b)	TSFR1M + 2.294%	6.6070	03/26/29	471,846

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	CONSTRUCTION MATERIALS — 1.1% (Continued)
343,740	Quikrete Holdings, Inc.		—	01/31/32	$345,631
					1,678,256
	CONSUMER SERVICES — 1.0%
451,413	KUEHG Corporation(b)	TSFR1M + 3.696%	8.0090	06/12/30	456,703
589,881	Prometric Holdings, Inc.(b)	TSFR1M + 4.908%	9.2210	01/31/28	598,637
480,999	Spring Education Group, Inc.(b)	TSFR1M + 4.291%	8.6040	09/29/30	484,205
					1,539,545
	CONTAINERS & PACKAGING — 2.3%
474,474	Berlin Packaging, LLC(b)	TSFR1M + 3.633%	7.9460	06/09/31	477,803
968,056	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	7.8600	03/30/29	971,686
903,063	LABL, Inc.(b)	US0001M + 5.000%	9.7850	10/22/28	848,541
757,359	SupplyOne, Inc.(b)	TSFR1M + 4.122%	8.4350	03/27/31	765,050
579,082	Trident TPI Holdings, Inc.(b)	TSFR1M + 3.875%	8.1880	09/18/28	585,958
					3,649,038
	E-COMMERCE DISCRETIONARY — 0.3%
530,023	CNT Holdings I Corporation(b)	US0001M + 3.500%	8.0850	10/16/27	532,305

	ELECTRIC UTILITIES — 0.9%
296,534	Alpha Generation, LLC(b)	TSFR1M + 2.794%	7.1070	09/30/31	298,536
1,100,000	Showtime Acquisition, LLC(b)	TSFR1M + 5.715%	10.0280	08/13/31	1,105,159
635,000	Texas Competitive Electric Holdings Company, LLC /(e) ,(I)		—	11/22/49	—
					1,403,695
	ELECTRICAL EQUIPMENT — 1.9%
656,596	Icebox Holdco III, Inc.(b)	US0001M + 3.750%	8.6150	12/22/28	662,686
179,825	Icebox Holdco III, Inc.(b)	US0001M + 6.750%	11.6150	12/15/29	182,186
887,588	Lsf12 Crown US Commercial Bidco, LLC(b)	TSFR1M + 4.274%	8.5870	10/11/31	889,620
314,074	TK Elevator US Newco, Inc.(b)	TSFR1M + 4.275%	8.5880	04/11/30	316,773
809,423	Vantage Elevator Solutions(b)	US0001M + 3.374%	8.2210	11/10/28	796,849
					2,848,114
	ENGINEERING & CONSTRUCTION — 0.5%
177,261	Construction Partners, Inc.(b)	TSFR1M + 2.946%	7.2590	10/29/31	177,888
646,658	Osmose Utilities Services, Inc.(b)	US0001M + 3.250%	8.0500	06/17/28	647,063
					824,951

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	ENTERTAINMENT CONTENT — 0.7%
1,097,834	Univision Communications, Inc.(b)	TSFR1M + 4.541%	8.8540	06/10/29	$1,110,185

	FOOD — 1.1%
888,958	HLF Financing Sarl, LLC(b)	TSFR1M + 7.122%	11.4350	04/05/29	882,037
802,644	Upfield USA Corporation(b)	TSFR1M + 4.503%	8.8160	01/03/28	806,408
					1,688,445
	GAS & WATER UTILITIES — 0.1%
117,106	NGL Energy Operating, LLC(b)	TSFR1M + 4.122%	8.4350	01/27/31	117,796

	HEALTH CARE FACILITIES & SERVICES — 4.5%
864,069	Bella Holding Company, LLC(b)	US0001M + 3.750%	8.5350	04/01/28	870,731
385,141	Charlotte Buyer, Inc.(b)	TSFR1M + 4.739%	9.0520	02/11/28	387,092
863,005	Corgi BidCo, Inc.(b)	TSFR1M + 5.291%	9.6040	09/20/29	838,194
53,189	Hanger, Inc.(b)	TSFR1M + 2.563%	1.7500	10/16/31	53,787
413,098	Hanger, Inc.(b)	TSFR1M + 3.544%	7.8570	10/16/31	417,745
498,750	LifePoint Health, Inc.(b)	TSFR1M + 4.093%	8.4060	11/16/28	497,815
1,761,479	Milano Acquisition Corporation(b)	US0001M + 4.000%	8.7040	08/17/27	1,681,771
341,379	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.294%	7.6070	05/06/31	346,037
942,260	Phoenix Newco, Inc.(b)	TSFR1M + 3.044%	7.3570	11/15/28	947,457
813,950	Star Parent, Inc.(b)	TSFR1M + 4.016%	8.3290	09/19/30	804,736
					6,845,365
	HOME & OFFICE PRODUCTS — 0.5%
795,597	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.024%	7.3370	07/31/28	798,565

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
390,897	Crosby US Acquisition Corporation(b)	TSFR1M + 3.872%	8.1850	08/16/29	395,234

	INDUSTRIAL SUPPORT SERVICES — 0.6%
877,390	Gloves Buyer, Inc.(b)	TSFR1M + 4.013%	8.3260	01/20/32	877,210

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
789,339	Ascensus Holdings, Inc.(b)	TSFR1M + 3.044%	7.3570	08/02/28	791,640
238,857	Summit Acquisition, Inc.(b)	TSFR1M + 3.766%	8.0790	10/10/31	240,947
					1,032,587

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	INSURANCE — 4.3%
466,173	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.793%	7.1060	09/12/31	$468,184
724,543	AmWINS Group, Inc.(b)	TSFR1M + 2.243%	6.5560	01/23/32	726,898
650,327	Asurion, LLC(b)	US0001M + 3.250%	8.0500	07/28/27	650,509
855,000	Asurion, LLC(b)	US0001M + 5.250%	9.7210	01/29/28	838,221
365,000	Asurion, LLC(b)	US0001M + 5.250%	9.7210	01/14/29	355,961
1,047,464	Asurion, LLC(b)	TSFR1M + 4.622%	8.9350	09/19/30	1,047,139
865,373	BroadStreet Partners, Inc.(b)	TSFR1M + 3.044%	7.3570	05/12/31	870,682
334,279	Howden Group Holdings Ltd.(b)	TSFR1M + 3.544%	7.8570	04/18/30	336,108
87,578	HUB International Ltd.(b)	TSFR1M + 2.489%	6.8020	06/20/30	88,004
246,448	Hyperion Refinance Sarl(b)	TSFR1M + 3.044%	7.3570	02/18/31	247,806
914,425	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.272%	7.5850	02/17/28	920,652
140,439	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.777%	7.0790	05/06/31	141,053
					6,691,217
	INTERNET MEDIA & SERVICES — 0.7%
1,130,076	Pug, LLC(b)	TSFR1M + 4.794%	9.1070	03/12/30	1,135,376

	LEISURE FACILITIES & SERVICES — 5.1%
906,309	Aimbridge Acquisition Company, Inc.(b)	US0003M + 3.750%	8.5970	02/01/26	577,019
953,319	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.794%	9.1070	09/21/30	947,190
491,349	Carnival Corporation(b)	TSFR1M + 1.989%	6.3020	10/18/28	494,009
640,406	Dave & Buster’s, Inc.(b)	TSFR1M + 3.624%	7.9370	06/29/29	623,839
446,167	Dave & Buster’s, Inc.(b)	TSFR1M + 3.624%	7.9370	09/29/31	434,330
595,408	Fertitta Entertainment, LLC/NV(b)	TSFR1M + 4.534%	8.8470	01/29/29	599,162
558,000	GBT US III, LLC(b)	TSFR3M + 3.324%	7.6260	07/28/31	560,500
404,997	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.872%	7.1850	08/02/28	406,417
592,286	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.266%	8.5790	07/20/30	595,407
451,218	Playa Resorts Holding BV(b)	TSFR1M + 3.122%	7.4350	11/22/28	453,429
500,000	Playa Resorts Holding BV(b)	TSFR1M + 3.747%	8.0600	01/05/29	502,450
588,525	Scientific Games Holdings, L.P.(b)	TSFR1M + 3.277%	7.5900	04/04/29	591,220
171,241	UFC Holdings, LLC(b)	TSFR1M + 2.578%	6.8910	11/14/31	172,481
648,371	Whatabrands, LLC(b)	TSFR1M + 2.486%	6.7990	08/03/28	651,590
56,301	Wok Holdings, Inc.(b)	TSFR1M + 6.444%	10.7570	09/28/29	54,612
					7,663,655

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	MACHINERY — 0.9%
448,608	Alliance Laundry Systems, LLC(b)	TSFR1M + 3.872%	8.1850	08/11/31	$451,215
856,130	STS Operating, Inc.(b)	TSFR1M + 4.472%	8.7850	03/17/31	861,801
					1,313,016
	MEDICAL EQUIPMENT & DEVICES — 0.8%
504,385	Medline Borrower, L.P.(b)	TSFR1M + 2.622%	6.9350	10/23/28	507,338
734,432	Sotera Health Holdings, LLC(b)	TSFR1M + 3.522%	7.8350	05/23/31	737,799
					1,245,137
	OIL & GAS PRODUCERS — 2.5%
963,178	EG America, LLC(b)	TSFR1M + 4.319%	8.6320	02/07/28	976,797
598,492	ITT Holdings, LLC(b)	TSFR1M + 3.296%	7.6090	10/11/30	603,056
751,301	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 4.972%	9.2850	08/11/29	755,733
700,000	NGL Energy Operating, LLC(b)	TSFR1M + 4.122%	8.4350	02/03/31	704,127
645,133	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	6.7050	12/23/28	647,014
203,066	WaterBridge NDB Operating, LLC(b)	TSFR1M + 5.290%	9.6030	05/07/29	205,763
					3,892,490
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
614,250	Goodnight Water Solutions Holdings, LLC(b)	TSFR1M + 5.622%	9.9350	06/04/29	618,089
1,140	Paragon Offshore Finance Company(b), (I)	US0003M + 4.847%	—	07/15/22	—
					618,089
	PUBLISHING & BROADCASTING — 0.5%
987,023	Sinclair Television Group, Inc.(b)	TSFR1M + 3.750%	8.5350	04/13/29	839,893

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,163,368	Claros Mortgage Trust, Inc.(b)	TSFR1M + 4.972%	9.2850	08/09/26	1,112,471

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
501,038	Greystar Real Estate Partners, LLC(b)	TSFR1M + 3.182%	7.4950	08/21/30	501,664

	REAL ESTATE SERVICES — 0.4%
591,154	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 3.622%	7.9350	01/31/30	595,587

	RETAIL - DISCRETIONARY — 7.1%
495,662	Belron Finance 2019, LLC(b)	TSFR1M + 2.960%	7.2730	10/02/31	500,556

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	RETAIL - DISCRETIONARY — 7.1% (Continued)
1,149,113	Champions Financing, Inc.(b)	TSFR3M + 5.550%	9.8520	02/23/29	$1,048,749
697,527	Driven Holdings, LLC(b)	US0001M + 4.847%	—	11/17/28	700,142
498,490	Gulfside Supply, Inc.(b)	TSFR1M + 3.471%	7.7840	05/29/31	501,800
922,688	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.736%	7.0490	06/05/31	918,757
1,052,993	Hertz Corporation (The)(b)	US0001M + 3.250%	7.9710	06/14/28	952,790
205,647	Hertz Corporation (The)(b)	US0001M + 3.250%	7.9710	06/14/28	186,077
1,034,700	JP Intermediate B, LLC(b)	TSFR1M + 10.187%	14.5000	11/20/27	56,909
1,256,539	LBM Acquisition, LLC(b)	TSFR1M + 4.355%	8.6680	06/06/31	1,242,523
1,002,162	Park River Holdings, Inc.(b)	US0001M + 4.847%	8.1050	01/22/28	984,063
384,417	Peer Holding III BV(b)	TSFR1M + 3.294%	7.3290	06/23/31	386,915
1,033,943	Petco Health & Wellness Company, Inc.(b)	US0001M + 3.250%	8.1150	02/25/28	995,765
1,246,675	Specialty Building Products Holdings, LLC(b)	US0001M + 3.750%	7.8670	10/05/28	1,243,759
156,352	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.294%	7.6070	01/30/31	156,547
828,127	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.622%	7.9350	10/31/29	830,988
					10,706,340
	SOFTWARE — 7.9%
1,116,381	athenahealth, Inc.(b)	SOFRRATE + 3.500%	7.6070	01/27/29	1,119,109
537,901	Boxer Parent Company, Inc.(b)	TSFR1M + 4.022%	8.3350	07/03/31	540,849
233,642	Boxer Parent Company, Inc.(b)	TSFR1M + 6.022%	10.3350	07/06/32	232,256
654,190	Camelot US Acquisition, LLC(b)	TSFR1M + 3.781%	8.0940	01/31/31	655,989
292,695	Cloud Software Group, Inc.(b)	TSFR1M + 3.516%	7.8290	03/29/29	294,983
754,782	Cloud Software Group, Inc.(b)	TSFR1M + 3.766%	8.0790	03/24/31	760,945
564,706	Corel, Inc.(b)	TSFR1M + 5.855%	10.1570	07/02/26	505,412
585,842	Cotiviti, Inc.(b)	TSFR1M + 3.294%	7.0870	02/24/31	590,602
580,203	Dcert Buyer, Inc.(b)	US0003M + 4.000%	8.6850	08/08/26	561,938
600,000	Dcert Buyer, Inc.(b)	US0001M + 7.000%	11.6850	02/16/29	484,125
376,243	Ellucian Holdings, Inc.(b)	TSFR1M + 3.282%	7.5950	10/29/29	378,946
633,718	Epicor Software Corporation(b)	TSFR1M + 2.794%	7.1070	05/23/31	639,570
192,632	PointClickCare Technologies, Inc.(b)	TSFR1M + 3.266%	7.5790	10/11/31	194,258
128,974	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.559%	7.8720	10/28/30	130,378
199,304	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 5.212%	9.5250	11/22/32	201,546
593,550	Project Boost Purchaser, LLC(b)	TSFR1M +3.834%	8.1470	07/02/31	598,806
1,300,936	Proofpoint, Inc.(b)	TSFR1M + 3.372%	7.6850	08/31/28	1,310,289

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	SOFTWARE — 7.9% (Continued)
916,752	Rackspace Finance, LLC(b)	TSFR1M + 3.184%	7.4970	05/15/28	$535,585
755,256	RealPage, Inc.(b)	US0001M + 3.250%	7.5900	02/18/28	755,494
182,563	RealPage, Inc.(b)	TSFR1M + 3.750%	8.0790	04/24/28	183,982
764,713	UKG, Inc.(b)	TSFR1M + 3.304%	7.6170	01/31/31	770,123
728,705	VS Buyer, LLC(b)	TSFR1M + 2.944%	7.2570	04/14/31	733,719
					12,178,904
	SPECIALTY FINANCE — 0.5%
214,051	Apollo Commercial Real Estate Finance, Inc.(b)	US0001M + 3.500%	8.3000	03/11/28	213,515
221,693	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 4.047%	8.3600	11/25/28	223,079
355,090	Blackstone Mortgage Trust, Inc.(b)	SOFRRATE + 3.500%	3.8100	05/02/29	356,422
					793,016
	TECHNOLOGY HARDWARE — 1.5%
1,211,141	VeriFone Systems, Inc.(b)	US0003M + 4.000%	9.3330	08/20/25	1,149,893
1,189,561	Viasat, Inc.(b)	SOFRRATE + 4.500%	9.1850	02/24/29	1,076,387
					2,226,280
	TECHNOLOGY SERVICES — 5.3%
394,551	Acuris Finance Us, Inc.(b)	US0001M + 4.000%	8.4180	02/04/28	398,195
362,813	Ahead DB Holdings, LLC(b)	TSFR1M + 3.516%	7.8290	02/03/31	366,164
456,674	Amazon Holdco, Inc.(b)	TSFR1M + 2.622%	6.9350	07/30/31	455,761
648,428	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.544%	7.8570	05/09/31	650,458
687,750	Indy US Holdco, LLC(b)	TSFR1M + 5.122%	9.4350	03/06/28	690,184
124,705	ION Trading Technologies Sarl(b)	TSFR3M + 3.625%	7.9270	04/03/28	125,064
855,536	MoneyGram International, Inc.(b)	TSFR1M + 5.363%	9.6760	06/03/30	833,993
2,729,962	Neptune Bidco US, Inc.(b)	TSFR1M + 5.445%	9.7580	04/11/29	2,306,818
1,157,343	Peraton Corporation(b)	US0001M + 3.750%	8.2070	02/24/28	1,085,952
500,000	Peraton Corporation(b)	US0001M + 7.750%	12.3640	02/01/29	425,000
1,145,403	Sitel Worldwide Corporation(b)	US0001M + 3.750%	8.5500	07/29/28	799,634
					8,137,223
	TELECOMMUNICATIONS — 4.0%
824,230	Altice France S.A.(b)	US0003M + 3.688%	10.1560	01/09/26	698,535
1,346,760	Altice France S.A.(b)	TSFR1M + 5.843%%	10.1560	08/31/28	1,141,379
873,994	CCI Buyer, Inc.(b)	US0001M + 4.000%	8.3290	12/12/27	878,910

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 80.1% (Continued)
	TELECOMMUNICATIONS — 4.0% (Continued)
748,111	Iridium Satellite, LLC(b)	TSFR1M + 2.622%	6.9350	09/20/30	$745,305
179,011	Lorca Co-Borrower, LLC(b)	TSFR1M + 3.791%	8.1040	04/17/31	180,130
701,429	Telesat, LLC(b)	US0001M + 2.750%	7.8070	12/06/26	415,684
2,000,000	Zayo Group Holdings, Inc.(b)	US0001M + 3.000%	3.1210	02/21/27	1,929,460
					5,989,403
	TRANSPORTATION & LOGISTICS — 1.9%
534,555	American Airlines, Inc.(b)	TSFR1M + 2.896%	7.2090	05/29/29	536,025
944,227	PODS, LLC(b)	US0001M + 3.000%	7.8470	03/19/28	863,141
1,191,585	Third Coast Infrastructure, LLC(b)	TSFR1M + 4.622%	8.9350	09/20/30	1,197,919
315,783	United Airlines, Inc.(b)	TSFR1M + 2.322%	6.6350	02/17/31	317,276
					2,914,361
	WHOLESALE - DISCRETIONARY — 1.0%
770,972	Veritiv Operating Company(b)	TSFR3M + 4.527%	8.8290	12/02/30	773,108
772,909	Veritiv Operating Company(b)	TSFR3M + 4.697%	8.9990	12/02/30	775,050
					1,548,158
	TOTAL TERM LOANS (Cost $124,986,953)				122,906,324

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(f)
	NON-LISTED RIGHT - 0.0% (f)
10,588	TRA Rights	11/22/2049	—		13,500

	TOTAL RIGHT (Cost $17,470)				13,500

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.0%(f)
	PUBLISHING & BROADCASTING - 0.0% (f)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00		32,791

	TOTAL WARRANT (Cost $287,609)				32,791

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.8%
	MONEY MARKET FUNDS - 8.4%
12,840,023	Fidelity Investments Money Market Government Portfolio, Class I, 4.27% (Cost $12,840,022) (h)	$12,840,022

	COLLATERAL FOR SECURITIES LOANED - 3.4%
5,210,378	Mount Vernon Liquid Assets Portfolio, 4.44% (Cost $5,210,378)(g),(h)	5,210,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,050,400)	18,050,400

	TOTAL INVESTMENTS - 111.1% (Cost $173,121,023)	$170,463,614
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.1)%	(16,963,774)
	NET ASSETS - 100.0%	$153,499,840

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 27,570,743 or 18.0% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,096,707 at January 31, 2025.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Percentage rounds to less than 0.1%.

(g)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $5,210,378 at January 31, 2025.

(h)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(I)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.1%
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
50	Hi-Crush(a),(g)				$286,150

	TOTAL COMMON STOCKS (Cost $122,249)				286,150

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8%
	ASSET MANAGEMENT — 0.5%
985,000	Focus Financial Partners, LLC(b)		6.7500	08/15/31	990,963

	BIOTECH & PHARMA — 2.2%
642,000	Endo Finance Holdings, Inc.(b),(c)		8.5000	04/15/31	687,804
450,000	Organon Finance 1, LLC(b),(c)		4.1250	04/30/28	427,119
1,239,000	Organon Finance 1, LLC(b),(c)		5.1250	04/30/31	1,122,773
985,000	Perrigo Finance Unlimited Company		6.1250	09/30/32	970,890
400,000	Teva Pharmaceutical Finance Netherlands III BV		5.1250	05/09/29	391,508
775,000	Teva Pharmaceutical Finance Netherlands III BV(c)		7.8750	09/15/29	839,251
					4,439,345
	CABLE & SATELLITE — 4.9%
2,411,000	Altice Financing S.A.(b),(c)		5.0000	01/15/28	1,964,429
534,000	Altice Financing S.A.(b)		5.7500	08/15/29	416,321
1,229,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	1,010,030
378,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)		5.0000	02/01/28	368,325
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	798,006
210,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	210,253
450,000	CSC Holdings, LLC(b)		11.7500	01/31/29	448,070
1,275,000	CSC Holdings, LLC(b)		5.7500	01/15/30	741,302
1,045,000	CSC Holdings, LLC(b)		4.6250	12/01/30	573,787
1,590,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	1,488,906
580,000	Sirius XM Radio, Inc.(b),(c)		3.8750	09/01/31	500,086
1,025,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	952,174
680,000	Virgin Media Finance plc(b),(c)		5.0000	07/15/30	593,214
					10,064,903
	CHEMICALS — 2.7%
1,275,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	1,132,741

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	CHEMICALS — 2.7% (Continued)
435,000	Methanex Corporation		5.1250	10/15/27	$428,577
63,000	Methanex Corporation		5.2500	12/15/29	61,392
655,000	Methanex US Operations, Inc.(b)		6.2500	03/15/32	654,298
1,086,000	Minerals Technologies, Inc.(b),(c)		5.0000	07/01/28	1,052,073
775,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	821,536
932,450	Trinseo Luxco Finance SPV Sarl / Trinseo NA(b)		7.6250	05/03/29	717,987
528,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	559,198
					5,427,802
	COMMERCIAL SUPPORT SERVICES — 3.6%
475,000	Allied Universal Holdco, LLC(b)		7.8750	02/15/31	487,542
935,000	Allied Universal Holdco, LLC / Allied Universal(b)		4.6250	06/01/28	893,438
350,000	Allied Universal Holdco, LLC/Allied Universal(b)		4.6250	06/01/28	334,008
255,000	Covanta Holding Corporation(b)		4.8750	12/01/29	237,777
662,000	Covanta Holding Corporation		5.0000	09/01/30	616,397
1,400,000	Deluxe Corporation(b),(c)		8.0000	06/01/29	1,373,439
35,000	Deluxe Corporation(b)		8.1250	09/15/29	36,044
730,000	Garda World Security Corporation(b),(c)		6.0000	06/01/29	704,469
845,000	Garda World Security Corporation(b),(c)		8.3750	11/15/32	873,200
350,000	Prime Security Services Borrower, LLC / Prime(b)		5.7500	04/15/26	351,067
525,000	Prime Security Services Borrower, LLC / Prime(b)		6.2500	01/15/28	524,892
830,000	TriNet Group, Inc.(b)		3.5000	03/01/29	764,297
					7,196,570
	CONSTRUCTION MATERIALS — 1.0%
230,000	Quikrete Holdings, Inc.(b)		6.3750	03/01/32	230,860
573,000	Quikrete Holdings, Inc.(b)		6.7500	03/01/33	575,149
1,499,000	Standard Industries, Inc.(b),(c)		3.3750	01/15/31	1,313,588
					2,119,597
	CONTAINERS & PACKAGING — 2.9%
1,014,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b),(c)		3.2500	09/01/28	918,181
1,025,000	Clydesdale Acquisition Holdings, Inc.(b),(c)		8.7500	04/15/30	1,046,458
529,000	Crown Americas, LLC		5.2500	04/01/30	518,279
1,030,000	Iris Holding, Inc.(b)		10.0000	12/15/28	954,517
507,000	LABL, Inc.(b)		5.8750	11/01/28	449,522
629,000	LABL, Inc.(b)		9.5000	11/01/28	618,792

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	CONTAINERS & PACKAGING — 2.9% (Continued)
602,000	Mauser Packaging Solutions Holding Company(b)		7.8750	08/15/26	$609,098
915,000	Silgan Holdings, Inc.(c)		4.1250	02/01/28	881,364
					5,996,211
	ELECTRIC UTILITIES — 3.9%
235,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	231,738
703,000	Calpine Corporation(b)		5.0000	02/01/31	671,909
982,000	Calpine Corporation(b),(c)		3.7500	03/01/31	890,531
1,095,000	Clearway Energy Operating, LLC(b),(c)		3.7500	01/15/32	954,660
1,925,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	1,939,172
1,715,000	NRG Energy Inc(b)		3.6250	02/15/31	1,512,518
555,000	NRG Energy, Inc.(b)		5.2500	06/15/29	541,889
310,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	305,908
885,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	935,096
					7,983,421
	ENGINEERING & CONSTRUCTION — 0.5%
1,105,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	1,073,648

	ENTERTAINMENT CONTENT — 1.7%
1,250,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	1,302,813
874,000	Paramount Global(c),(d)	H15T5Y + 3.999%	6.3750	03/30/62	853,142
421,000	Univision Communications, Inc.(b)		7.3750	06/30/30	415,994
665,000	Univision Communications, Inc.(b),(c)		8.5000	07/31/31	668,677
263,000	ViacomCBS, Inc.(d)	US0003M + 3.899%	6.2500	02/28/57	251,599
					3,492,225
	FOOD — 1.2%
870,000	HLF Financing Sarl, LLC / Herbalife International,(b),(c)		12.2500	04/15/29	914,410
2,045,000	HLF Financing Sarl, LLC / Herbalife International,(b)		4.8750	06/01/29	1,390,916
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	208,147
					2,513,473
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
850,000	Glatfelter Corporation(b)		4.7500	11/15/29	768,839

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.1%
958,000	Concentra Escrow Issuer Corporation(b),(c)		6.8750	07/15/32	$992,069
950,000	Molina Healthcare Inc 3.875% 11/15/2030(b)		3.8750	11/15/30	862,128
460,000	Molina Healthcare, Inc.(b),(c)		6.2500	01/15/33	457,066
					2,311,263
	HOME CONSTRUCTION — 0.6%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	353,919
830,000	Mattamy Group Corporation(b)		4.6250	03/01/30	775,779
					1,129,698
	HOUSEHOLD PRODUCTS — 0.4%
775,000	Edgewell Personal Care Company(b),(c)		4.1250	04/01/29	726,515

	INDUSTRIAL SUPPORT SERVICES — 0.5%
1,009,000	EquipmentShare.com, Inc.(b)		8.6250	05/15/32	1,076,779

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
716,000	Jane Street Group / JSG Finance, Inc.(b)		7.1250	04/30/31	740,559
400,000	Jane Street Group / JSG Finance, Inc.(b)		6.1250	11/01/32	398,438
1,250,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	1,298,657
					2,437,654
	INSURANCE — 2.5%
990,000	Alliant Holdings Intermediate, LLC / Alliant(b)		6.5000	10/01/31	991,836
1,050,000	Baldwin Insurance Group Holdings, LLC / Baldwin(b)		7.1250	05/15/31	1,075,066
1,050,000	Howden UK Refinance plc / Howden UK Refinance 2(b)		7.2500	02/15/31	1,074,226
894,000	Jones Deslauriers Insurance Management, Inc.(b),(c)		8.5000	03/15/30	952,078
910,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	933,454
					5,026,660
	INTERNET MEDIA & SERVICES — 0.6%
1,352,000	GrubHub Holdings, Inc.(b),(c)		5.5000	07/01/27	1,258,899

	LEISURE FACILITIES & SERVICES — 10.5%
403,000	Brinker International, Inc.(b)		8.2500	07/15/30	430,281
1,085,000	Caesars Entertainment, Inc.(b),(c)		4.6250	10/15/29	1,025,347
111,000	Caesars Entertainment, Inc.(b)		6.5000	02/15/32	112,597
1,872,000	Carnival Corporation(b)		5.7500	03/01/27	1,877,491

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	LEISURE FACILITIES & SERVICES — 10.5% (Continued)
1,517,000	Carnival Corporation(b)		6.0000	05/01/29	$1,521,125
470,000	Carnival Corporation(b)		10.5000	06/01/30	502,356
1,365,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,367,478
1,500,000	Fertitta Entertainment, LLC / Fertitta(b),(c)		6.7500	01/15/30	1,416,773
288,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(c)		5.0000	06/01/29	275,118
815,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	740,514
688,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	658,867
1,154,000	Melco Resorts Finance Ltd.(b)		5.3750	12/04/29	1,068,951
445,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	446,896
1,461,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	1,553,505
340,000	NCL Corporation Ltd.(b)		6.7500	02/01/32	345,548
1,140,000	Ontario Gaming GTA, L.P.(b)		8.0000	08/01/30	1,181,392
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	546,967
126,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	126,453
1,890,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	1,906,105
1,160,000	SeaWorld Parks & Entertainment, Inc.(b)		5.2500	08/15/29	1,122,291
1,319,000	Station Casinos, LLC(b),(c)		6.6250	03/15/32	1,327,821
1,100,000	Studio City Finance Ltd.(b)		5.0000	01/15/29	1,003,593
695,000	Travel + Leisure Company(b),(c)		4.5000	12/01/29	659,051
424,000	Wyndham Destinations, Inc.		6.0000	04/01/27	427,460
					21,643,980
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,007,000	Medline Borrower, L.P.(b)		3.8750	04/01/29	941,011
180,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(b)		6.2500	04/01/29	183,189
					1,124,200
	METALS & MINING — 2.3%
1,520,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	1,388,563
410,000	Hudbay Minerals, Inc.(b)		6.1250	04/01/29	411,332
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	307,024
500,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	529,713
1,274,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	1,319,653
230,000	Novelis Corporation(b)		4.7500	01/30/30	216,217
180,000	Novelis, Inc.(b)		6.8750	01/30/30	184,424

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	METALS & MINING — 2.3% (Continued)
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	$262,876
					$4,619,802
	OIL & GAS PRODUCERS — 9.0%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	574,572
704,000	Baytex Energy Corporation(b)		7.3750	03/15/32	694,418
815,000	Comstock Resources, Inc.(b)		6.7500	03/01/29	801,592
300,000	Crescent Energy Finance, LLC(b)		7.6250	04/01/32	302,396
502,000	Crescent Energy Finance, LLC(b),(c)		7.3750	01/15/33	501,514
885,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	929,375
45,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	46,159
222,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/30	239,289
259,000	Genesis Energy, L.P. / Genesis Energy Finance(c)		8.2500	01/15/29	265,366
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	933,013
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	120,417
330,000	Genesis Energy, L.P. / Genesis Energy Finance(c)		8.0000	05/15/33	330,853
1,322,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	1,352,963
400,000	Harvest Midstream I, L.P.(b)		7.5000	05/15/32	416,713
615,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	599,667
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	452,982
460,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		7.2500	02/15/35	450,407
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	297,881
760,000	Howard Midstream Energy Partners, LLC(b)		7.3750	07/15/32	790,735
2,035,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,904,250
885,000	Murphy Oil USA, Inc.		4.7500	09/15/29	847,854
114,000	NGL Energy Partners, L.P.(b),(c)		8.1250	02/15/29	117,071
686,000	NGL Energy Partners, L.P.(b),(c)		8.3750	02/15/32	706,381
152,000	NuStar Logistics, L.P.		5.7500	10/01/25	152,376
379,000	NuStar Logistics, L.P.(c)		6.3750	10/01/30	386,434
1,404,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	1,409,859
340,000	Sunoco, L.P.(b),(c)		7.2500	05/01/32	355,066
114,000	Talos Production, Inc.(b)		9.0000	02/01/29	118,669
555,000	Talos Production, Inc.(b),(c)		9.3750	02/01/31	577,283
819,000	Vital Energy, Inc.(b),(c)		7.8750	04/15/32	809,787
1,005,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	994,933
					18,480,275

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 2.5%
177,000	Archrock Partners, L.P. / Archrock Partners(b)		6.8750	04/01/27	$177,114
795,000	Archrock Partners, L.P. / Archrock Partners(b)		6.6250	09/01/32	806,435
779,304	Atlas Energy Solutions, Inc.		5.0000	01/31/26	735,663
915,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	942,550
490,000	Nabors Industries Ltd.(b),(c)		7.5000	01/15/28	474,143
720,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	727,280
1,185,000	Valaris Ltd.(b)		8.3750	04/30/30	1,217,915
					5,081,100
	PUBLISHING & BROADCASTING — 0.4%
740,000	Belo Corporation		7.7500	06/01/27	765,016

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
805,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	780,744
335,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		8.0000	06/15/27	348,693
500,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		3.7500	09/15/30	442,870
200,000	Service Properties Trust		4.7500	10/01/26	193,519
379,000	Service Properties Trust		5.5000	12/15/27	365,102
530,000	Service Properties Trust(c)		8.3750	06/15/29	530,336
230,000	Service Properties Trust		8.8750	06/15/32	224,136
					2,885,400
	REAL ESTATE OWNERS & DEVELOPERS — 0.8%
613,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	649,675
998,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	923,890
					1,573,565
	REAL ESTATE SERVICES — 0.6%
1,169,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	1,179,666
61,000	Cushman & Wakefield US Borrower, LLC(b)		8.8750	09/01/31	65,723
					1,245,389
	RENEWABLE ENERGY — 0.7%
808,000	Atlantica Sustainable Infrastructure plc(b)		4.1250	06/15/28	765,883
554,000	EnerSys(b),(c)		4.3750	12/15/27	535,616
95,000	EnerSys(b)		6.6250	01/15/32	96,389
					1,397,888

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	RETAIL - CONSUMER STAPLES — 0.5%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	$432,577
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	505,754
					938,331
	RETAIL - DISCRETIONARY — 5.6%
851,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b)		5.3750	03/01/29	812,442
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		8.2500	01/15/30	516,892
1,133,000	Champions Financing, Inc.(b),(c)		8.7500	02/15/29	1,084,843
1,656,000	Hertz Corporation (The)(b),(c)		4.6250	12/01/26	1,474,385
445,000	Hertz Corporation (The)(b)		12.6250	07/15/29	480,090
1,983,000	Kohl’s Corporation(c)		4.6250	05/01/31	1,590,083
1,517,000	LBM Acquisition, LLC(b)		6.2500	01/15/29	1,404,353
1,774,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	1,575,924
1,030,000	Saks Global Enterprises, LLC(b)		11.0000	12/15/29	987,800
1,020,000	Specialty Building Products Holdings, LLC / SBP(b)		7.7500	10/15/29	1,044,994
392,000	Victra Holdings, LLC / Victra Finance Corporation(b),(c)		8.7500	09/15/29	415,722
					11,387,528
	SEMICONDUCTORS — 0.4%
895,000	Entegris Escrow Corporation(b),(c)		5.9500	06/15/30	892,974

	SOFTWARE — 3.9%
1,177,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	1,238,746
480,000	Cloud Software Group, Inc.(b),(c)		8.2500	06/30/32	499,391
1,660,000	Condor Merger Sub, Inc.(b),(c)		7.3750	02/15/30	1,637,127
1,350,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	1,247,890
164,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	166,886
606,000	NortonLifeLock, Inc.(b),(c)		7.1250	09/30/30	624,124
34,000	Open Text Corporation(b)		3.8750	02/15/28	32,332
861,000	Open Text Corporation(b)		3.8750	12/01/29	790,213
1,132,000	Picard Midco, Inc.(b)		6.5000	03/31/29	1,114,667
1,293,240	Rackspace Finance, LLC(b)		3.5000	05/15/28	687,722
					8,039,098
	SPECIALTY FINANCE — 9.0%
455,000	AerCap Global Aviation Trust(b),(d)	US0003M + 4.300%	6.5000	06/15/45	455,334
895,000	Aircastle Ltd.(b),(d)	H15T5Y + 4.410%	5.2500	09/15/71	885,017

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	SPECIALTY FINANCE — 9.0% (Continued)
1,375,000	Ally Financial, Inc.(c)		6.7000	02/14/33	$1,413,206
1,505,000	Apollo Commercial Real Estate Finance, Inc.(b),(c)		4.6250	06/15/29	1,360,447
746,000	Blackstone Mortgage Trust, Inc.(b)		7.7500	12/01/29	771,063
820,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	885,049
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	657,660
375,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	377,522
370,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	396,966
1,223,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	1,070,650
900,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	960,221
286,000	Enova International, Inc.(b)		11.2500	12/15/28	311,520
585,000	Enova International, Inc.(b)		9.1250	08/01/29	616,258
436,000	FirstCash, Inc.(b)		4.6250	09/01/28	417,295
229,000	FirstCash, Inc.(b),(c)		5.6250	01/01/30	224,322
330,000	FirstCash, Inc.(b)		6.8750	03/01/32	335,077
667,000	goeasy Ltd.(b)		7.6250	07/01/29	690,436
515,000	goeasy Ltd.(b),(c)		6.8750	05/15/30	523,479
584,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	568,958
480,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.7500	06/15/29	457,164
741,000	LFS Topco, LLC(b)		5.8750	10/15/26	736,987
507,000	OneMain Finance Corporation		6.6250	05/15/29	517,161
387,000	OneMain Finance Corporation(c)		5.3750	11/15/29	376,102
440,000	OneMain Finance Corporation		7.5000	05/15/31	458,062
1,325,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	1,253,926
1,009,000	Planet Financial Group, LLC(b)		10.5000	12/15/29	1,040,231
825,000	Starwood Property Trust, Inc.(b),(c)		6.5000	07/01/30	833,473
					18,593,586
	STEEL — 1.6%
731,000	Allegheny Technologies, Inc.		4.8750	10/01/29	700,041
295,000	Cleveland-Cliffs, Inc.(c)		5.8750	06/01/27	295,745
950,000	Cleveland-Cliffs, Inc.(b),(c)		7.0000	03/15/32	949,178
265,000	Cleveland-Cliffs, Inc.(b),(c)		7.3750	05/01/33	263,580
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	81,875
1,127,000	Commercial Metals Company		3.8750	02/15/31	1,012,252
					3,302,671

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	TECHNOLOGY HARDWARE — 2.4%
286,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	$297,653
1,050,000	Imola Merger Corporation(b)		4.7500	05/15/29	1,002,387
248,000	NCR Corporation(b)		5.1250	04/15/29	236,770
700,000	Seagate HDD Cayman		4.0910	06/01/29	660,160
1,330,000	TTM Technologies, Inc.(b),(c)		4.0000	03/01/29	1,248,796
1,234,000	Viasat, Inc.(b),(c)		7.5000	05/30/31	893,608
615,000	ViaSat, Inc.(b),(c)		5.6250	04/15/27	598,079
					4,937,453
	TECHNOLOGY SERVICES — 4.3%
868,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(b)		5.0000	05/01/28	805,123
1,255,000	Ahead DB Holdings, LLC(b),(c)		6.6250	05/01/28	1,243,232
635,000	Block, Inc.(b)		6.5000	05/15/32	649,842
730,000	Fortress Intermediate 3, Inc.(b),(c)		7.5000	06/01/31	753,660
910,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	953,599
880,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	835,718
415,000	ION Trading Technologies Sarl(b)		9.5000	05/30/29	434,154
1,070,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	1,040,575
1,520,000	Neptune Bidco US, Inc.(b),(c)		9.2900	04/15/29	1,297,876
495,000	Shift4 Payments, LLC / Shift4 Payments Finance(b)		6.7500	08/15/32	508,604
					8,522,383
	TELECOMMUNICATIONS — 4.3%
1,310,000	Altice France S.A.(b),(c)		5.5000	10/15/29	1,047,954
1,036,000	C&W Senior Financing DAC(b)		6.8750	09/15/27	1,037,407
442,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	447,501
490,000	Cogent Communications Group, Inc. / Cogent(b)		7.0000	06/15/27	496,636
600,000	Connect Finco S.A.RL / Connect US Finco, LLC(b),(c)		9.0000	09/15/29	538,546
1,315,000	Iliad Holding S.A.SU(b)		7.0000	10/15/28	1,339,939
548,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	588,727
408,000	Iliad Holding S.A.SU(b),(c)		7.0000	04/15/32	414,186
554,000	Sable International Finance Ltd.(b),(c)		7.1250	10/15/32	542,122
1,132,000	Telesat Canada / Telesat, LLC(b),(c)		4.8750	06/01/27	657,427
739,000	Vmed O2 UK Financing I plc(b)		7.7500	04/15/32	749,975
1,085,000	Zayo Group Holdings, Inc.(b)		6.1250	03/01/28	966,357
					8,826,777

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.8% (Continued)
	TRANSPORTATION & LOGISTICS — 2.7%
1,215,000	Air Canada(b)		3.8750	08/15/26	$1,185,683
725,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	742,469
810,000	American Airlines, Inc.(b)		8.5000	05/15/29	855,421
1,270,000	Cargo Aircraft Management, Inc.(b)		4.7500	02/01/28	1,268,931
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	267,322
1,235,000	United Airlines, Inc.(b)		4.6250	04/15/29	1,186,760
					5,506,586
	WHOLESALE - CONSUMER STAPLES — 1.4%
2,155,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,851,076
285,000	Performance Food Group, Inc.(b)		5.5000	10/15/27	283,733
835,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	786,309
					2,921,118
	WHOLESALE - DISCRETIONARY — 0.5%
960,000	Verde Purchaser, LLC(b)		10.5000	11/30/30	1,044,734

	TOTAL CORPORATE BONDS (Cost $198,103,337)				199,764,319

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 27.3%
	MONEY MARKET FUNDS – 1.2%
2,393,227	First American Government Obligations Fund Class Z, 4.28%(f)				2,393,227

	COLLATERAL FOR SECURITIES LOANED – 26.1%
53,336,961	Mount Vernon Liquid Assets Portfolio, 4.44%(e),(f)				53,336,961
	TOTAL MONEY MARKET FUNDS (Cost $55,730,188)				55,730,188

	TOTAL SHORT-TERM INVESTMENTS (Cost $55,730,188)				55,730,188

	TOTAL INVESTMENTS - 125.2% (Cost $253,955,774)				$255,780,657
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%				(51,437,955)
	NET ASSETS - 100.0%				$204,342,702

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 179,645,798 or 87.9% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $52,227,861 at January 31, 2025.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(e)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $53,336,961 at January 31, 2025.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.1% of net assets. The total value of these securities is $286,150.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
7,189 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	2.8940	01/18/49	$7,387

	TOTAL ASSET BACKED SECURITIES (Cost $7,629)				7,387

	CORPORATE BONDS — 63.3%
	AEROSPACE & DEFENSE — 0.3%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	199,456

	APPAREL & TEXTILE PRODUCTS — 0.3%
200,000 EUR	Kering S.A.		3.8750	09/05/35	211,727

	ASSET MANAGEMENT — 0.6%
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	295,168
147,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	152,877
					448,045
	AUTOMOTIVE — 4.0%
250,000 USD	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	249,916
300,000 GBP	Aston Martin Capital Holdings Ltd.(c)		10.3750	03/31/29	370,240
310,000 EUR	Forvia S.E.		5.5000	06/15/31	326,478
515,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	376,832
100,000 USD	Hyundai Capital America(c)		6.5000	01/16/29	104,583
300,000 EUR	Mahle GmbH		6.5000	05/02/31	314,911
300,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	279,435
255,000 USD	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	237,310
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	268,170
138,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	133,289
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	202,573
200,000 EUR	ZF Finance GmbH		3.7500	09/21/28	200,360
					3,064,097
	BANKING — 7.3%
223,000 USD	Access Bank plc(c)		6.1250	09/21/26	219,254
250,000 USD	ASB Bank Ltd.(c)		5.2840	06/17/32	249,646

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	BANKING — 7.3% (Continued)
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	$315,004
246,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 3.000%	3.1250	07/01/30	243,027
325,000 USD	Banco de Credito e Inversiones S.A.(b),(c)	H15T5Y + 3.767%	7.5000	12/15/73	320,125
225,000 USD	Banco GNB Sudameris S.A.(b),(c)	H15T5Y + 6.660%	7.5000	04/16/31	219,210
216,000 USD	Banco Internacional del Peru S.A.A Interbank(b),(c)	H15T1Y + 3.711%	4.0000	07/08/30	214,990
354,000 USD	Banco Mercantil del Norte S.A.(c)		6.6250	01/24/70	317,337
335,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	321,848
200,000 USD	Banco Santander S.A.		4.1750	03/24/28	196,469
468,000 USD	BBVA Bancomer S.A. (b),(c)	H15T5Y + 2.650%	5.1250	01/18/33	437,508
250,000 USD	BPCE S.A. (b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	252,620
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	220,221
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	228,455
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	230,150
395,000 USD	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	406,801
220,000 USD	NBK Tier 1 Financing 2 Ltd.(b),(c)	CMTUSD6Y + 2.832%	4.5000	11/27/73	217,614
240,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 2.950%	6.6910	01/10/34	249,839
325,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	282,330
219,000 USD	Yapi ve Kredi Bankasi A/S(c)		7.1250	10/10/29	219,905
95,000 USD	Yapi ve Kredi Bankasi A/S(b),(c)	H15T5Y + 5.278%	9.2500	01/17/34	99,887
					5,462,240
	BEVERAGES — 0.3%
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	245,522

	BIOTECH & PHARMA — 3.2%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	265,171
390,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	375,218
250,000 GBP	GlaxoSmithKline Capital PLC		1.2500	10/12/28	278,654
100,000 EUR	Grifols S.A.		2.2500	11/15/27	98,253
270,000 EUR	Grifols S.A.		3.8750	10/15/28	252,296
300,000 USD	Royalty Pharma plc		3.3000	09/02/40	218,743
200,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	191,205
245,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	308,859
300,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	311,067
					2,299,466

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	CABLE & SATELLITE — 0.5%
480,000 EUR	Altice Financing S.A.		4.2500	08/15/29	$388,688

	CHEMICALS — 2.1%
200,000 EUR	BASF S.E.		3.7500	06/29/32	215,528
251,000 USD	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	215,766
200,000 EUR	Nobian Finance BV(c)		3.6250	07/15/26	206,800
100,000 EUR	Nobian Finance BV		3.6250	07/15/26	103,400
10,000 USD	OCP S.A.(c)		3.7500	06/23/31	8,719
83,000 USD	OCP S.A.(c)		6.8750	04/25/44	80,545
291,000 USD	OCP S.A.(c)		7.5000	05/02/54	295,316
426,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	409,594
					1,535,668
	CONSTRUCTION MATERIALS — 0.6%
68,000 USD	Cemex S.A.B. de C.V.(b),(c)	H15T5Y + 4.534%	5.1250	09/08/69	67,465
200,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	179,440
183,000 USD	Sisecam UK plc(c)		8.2500	05/02/29	185,185
					432,090
	CONSUMER SERVICES — 0.0%(a)
21,000 USD	Amazon Conservation DAC(c)		6.0340	01/16/42	21,190

	CONTAINERS & PACKAGING — 1.1%
300,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	268,801
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	299,387
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	206,718
					774,906
	ELEC & GAS MARKETING & TRADING — 0.5%
350,000 EUR	Orsted A/S		1.5000	11/26/29	334,596

	ELECTRIC UTILITIES — 6.2%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	216,375
241,000 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	208,608
218,978 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	166,754

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	ELECTRIC UTILITIES — 6.2% (Continued)
144,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	$137,669
132,325 USD	Clean Renewable Power Mauritius Pte Ltd.(c)		4.2500	03/25/27	127,494
23,000 USD	Comision Federal de Electricidad		3.3480	02/09/31	19,297
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	11,324
120,000 USD	Enel Finance International N.V.(c)		6.0000	10/07/39	120,614
125,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	115,085
250,000 USD	Engie S.A.(c)		5.6250	04/10/34	250,821
158,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	164,967
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	203,580
148,570 USD	Greenko Dutch BV(c)		3.8500	03/29/26	144,839
270,774 USD	Minejesa Capital BV(c)		4.6250	08/10/30	265,701
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	208,456
381,226 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	366,507
344,800 USD	MSU Energy S.A.(c)		9.7500	12/05/30	347,386
500,000 EUR	National Grid PLC		0.1630	01/20/28	478,495
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	299,188
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,347
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(c)		4.8500	10/14/38	30,600
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	263,439
350,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	358,930
					4,513,476
	ELECTRICAL EQUIPMENT — 1.1%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	371,586
198,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	207,419
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	207,469
					786,474
	ENGINEERING & CONSTRUCTION — 2.7%
207,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(c)		7.8750	02/03/30	206,483
450,000 USD	ATP Tower Holdings, LLC / Andean Tower Partners(c)		4.0500	04/27/26	444,505
300,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	278,906
350,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	355,225
193,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	183,213
320,000 USD	IHS Holding Ltd.(c)		8.2500	11/29/31	315,075
123,746 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	124,094
					1,907,501

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco plc(c)		6.0000	03/27/30	$321,378

	FOOD — 0.4%
200,000 EUR	Danone S.A.		3.0710	09/07/32	206,748
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	83,220
					289,968
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
158,000 USD	LD Celulose International GmbH(c)		7.9500	01/26/32	160,943

	INDUSTRIAL SUPPORT SERVICES — 0.4%
200,000 GBP	Motability Operations Group plc		5.6250	01/24/54	235,975
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	91,419
					327,394
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	143,279
150,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	136,175
					279,454
	INSURANCE — 0.9%
200,000 EUR	Allianz S.E.		3.0990	07/06/47	207,200
270,000 USD	Allianz S.E.(c)		5.6000	09/03/54	268,201
200,000 USD	Nippon Life Insurance Company(c)		6.2500	09/13/53	205,497
					680,898
	INTERNET MEDIA & SERVICES — 1.0%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	279,871
200,000 USD	Prosus N.V.(c)		3.0610	07/13/31	167,109
127,000 USD	Prosus N.V.		3.0610	07/13/31	106,114
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	168,432
					721,526
	LEISURE FACILITIES & SERVICES — 1.8%
250,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	320,937
200,000 EUR	Accor S.A.		7.2500	10/11/73	230,253
200,000 USD	Melco Resorts Finance Ltd.		5.6250	07/17/27	195,593

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	LEISURE FACILITIES & SERVICES — 1.8% (Continued)
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	$101,512
148,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	141,733
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	350,345
					1,340,373
	MACHINERY — 0.3%
250,000 EUR	Smiths Group plc		2.0000	02/23/27	255,140

	MEDICAL EQUIPMENT & DEVICES — 0.4%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	261,991

	METALS & MINING — 2.2%
151,000 USD	Freeport Indonesia PT		5.3150	04/14/32	148,713
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	294,836
200,000 USD	Glencore Funding, LLC(c)		5.6340	04/04/34	199,980
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	24,109
335,805 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	324,994
107,000 USD	Vedanta Resources Finance II plc(c)		10.2500	06/03/28	109,623
109,000 USD	Vedanta Resources Finance II plc(c)		10.8750	09/17/29	113,530
103,000 USD	Vedanta Resources Finance II plc(c)		9.4750	07/24/30	102,910
334,000 USD	WE Soda Investments Holding plc(c)		9.5000	10/06/28	344,727
					1,663,422
	OIL & GAS PRODUCERS — 10.3%
408,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	426,691
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	55,724
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	65,281
486,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	406,754
32,583 USD	AI Candelaria Spain SLU(c)		7.5000	12/15/28	32,339
207,000 USD	Ambipar Lux Sarl(c)		10.8750	02/05/33	209,950
200,000 USD	Azule Energy Finance plc(c)		8.1250	01/23/30	203,000
280,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	257,980
200,000 USD	Energean plc		6.5000	04/30/27	200,288
203,000 USD	Energean plc(c),(e)		6.5000	04/30/27	203,293
250,000 EUR	Eni SpA		2.0000	05/18/31	242,452
250,000 EUR	Exxon Mobil Corporation		0.5240	06/26/28	240,739

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	OIL & GAS PRODUCERS — 10.3% (Continued)
311,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	$309,133
337,000 USD	Gran Tierra Energy, Inc.(c)		9.5000	10/15/29	317,894
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	46,452
99,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	91,553
228,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	221,577
111,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	106,256
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	88,981
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	55,391
110,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	107,663
465,847 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	394,383
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	100,758
216,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	217,426
656,000 USD	PDVSA(f)		9.0000	11/17/21	83,640
159,000 USD	Petroleos de Venezuela S.A.(f)		6.0000	11/15/26	19,478
85,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	64,947
145,000 USD	Petroleos Mexicanos		5.3500	02/12/28	133,174
255,000 USD	Petroleos Mexicanos		5.9500	01/28/31	214,497
138,000 USD	Petroleos Mexicanos		6.7000	02/16/32	120,103
408,000 USD	Petroleos Mexicanos		6.6250	06/15/35	322,682
31,000 USD	Petroleos Mexicanos		6.9500	01/28/60	21,372
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	11,736
52,000 USD	Qatar Petroleum(c)		2.2500	07/12/31	44,004
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,190
848,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	786,724
75,000 USD	Southern Gas Corridor CJSC(c)		6.8750	03/24/26	75,939
229,000 USD	Trident Energy Finance plc(c)		12.5000	11/30/29	242,095
36,000 USD	Tullow Oil plc		7.0000	03/01/25	35,506
258,000 USD	Tullow Oil PLC(c)		7.0000	03/01/25	254,462
334,000 USD	YPF S.A.(c)		9.5000	01/17/31	354,615
					7,398,122
	OIL & GAS SERVICES & EQUIPMENT — 3.5%
398,000 USD	FORESEA Holding S.A.(c),(e)		7.5000	06/15/30	385,154
473,823 USD	MV24 Capital BV(c)		6.7480	06/01/34	453,182

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 3.5% (Continued)
320,000 USD	NewCompany Holding USD 20 Sarl(c)		9.3750	11/07/29	$326,648
373,000 USD	OHI Group S.A.(c)		13.0000	07/22/29	384,563
723,713 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	644,544
390,000 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	406,804
					2,600,895
	PUBLISHING & BROADCASTING — 0.3%
200,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	212,499

	REAL ESTATE OWNERS & DEVELOPERS — 1.1%
700,000 USD	China SCE Group Holdings Ltd.(f)		7.0000	05/02/25	37,450
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	20,855
200,000 EUR	CPI Property Group S.A.(g)		1.6250	04/23/27	201,886
200,000 EUR	CPI Property Group S.A.(b)	EUSA5 + 4.944%	4.8750	10/16/73	201,575
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	329,634
					791,400
	REIT — 1.0%
360,000 GBP	Iron Mountain UK plc		3.8750	11/15/25	441,283
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	280,427
					721,710
	RENEWABLE ENERGY — 0.7%
435,000 USD	Aydem Yenilenebilir Enerji A/S(c)		7.7500	02/02/27	435,142
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	98,736
					533,878
	RETAIL - CONSUMER STAPLES — 0.3%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	219,369

	RETAIL - DISCRETIONARY — 0.5%
404,000 USD	Movida Europe S.A.(c)		7.8500	04/11/29	347,348

	SOFTWARE — 0.5%
320,000 EUR	Helios Software Holdings, Inc. / ION Corporate(c)		7.8750	05/01/29	339,550

	SPECIALTY FINANCE — 0.9%
390,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	341,806

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.3% (Continued)
	SPECIALTY FINANCE — 0.9% (Continued)
35,000 USD	Avolon Holdings Funding Ltd.(c)		2.5280	11/18/27	$32,571
50,000 USD	Avolon Holdings Funding Ltd.(c)		5.7500	11/15/29	50,548
220,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	216,637
					641,562
	STEEL — 0.6%
590,000 USD	Metinvest BV(c)		7.7500	10/17/29	422,710

	TECHNOLOGY HARDWARE — 0.3%
250,000 USD	Flex Ltd.		4.8750	06/15/29	246,230

	TELECOMMUNICATIONS — 2.2%
100,000 EUR	Altice France Holding S.A.(c)		8.0000	05/15/27	29,392
100,000 EUR	Altice France S.A.(c)		2.1250	02/15/25	102,770
100,000 EUR	Altice France S.A.		2.1250	02/15/25	102,770
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,152
300,000 EUR	Orange S.A.		2.0000	01/15/29	302,972
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	200,614
340,000 GBP	Vmed O2 UK Financing I plc		4.5000	07/15/31	363,214
375,000 USD	Vodafone Group plc		5.8750	06/28/64	360,137
					1,476,021
	TOBACCO & CANNABIS — 0.6%
165,000 USD	BAT Capital Corporation		4.3900	08/15/37	142,861
270,000 USD	Imperial Brands Finance plc(c)		5.5000	02/01/30	272,490
					415,351
	TRANSPORTATION & LOGISTICS — 1.4%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	204,999
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	190,699
250,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	282,227
6,000 USD	DP World PLC(c)		4.7000	09/30/49	4,951
109,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	95,521
248,000 USD	Grupo Aeromexico S.A.B. de C.V.(c)		8.6250	11/15/31	248,310
					1,026,707
	TOTAL CORPORATE BONDS (Cost $48,519,665)				46,320,981

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8%
	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada	3.2000	06/18/44	$89,335
250,000 CAD	Province of Ontario Canada	2.8000	06/02/48	136,963
87,669 USD	Provincia de Buenos Aires/Government Bonds(g)	5.2500	09/01/37	62,136
				288,434
	NON U.S. TREASURY — 6.9%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	910,425
1,030,000 BRL	Brazil Notas do Tesouro Nacional Serie F	0.0000	01/01/31	146,710
1,220,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/33	167,524
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	371,906
700,000,000 COP	Colombian TES	7.0000	03/26/31	138,786
4,660,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	167,044
1,600,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	107,265
1,562,000,000 IDR	Indonesia Treasury Bond	8.2500	05/15/36	104,531
76,000 EUR	Ireland Government Bond	5.4000	03/13/25	78,988
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	49,689
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	121,940
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	782,925
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	621,550
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	210,681
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	274,507
1,520,000 MXN	Mexican Bonos	8.5000	11/18/38	64,265
3,930,000 MXN	Mexican Bonos	7.7500	11/13/42	149,008
172,000 PEN	Peru Government Bond(c)	7.3000	08/12/33	48,536
170,000 EUR	Spain Government Bond	4.2000	01/31/37	193,177
250,000 EUR	Spain Government Bond	2.7000	10/31/48	221,461
				4,930,918
	SOVEREIGN — 19.8%
275,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	244,816
112,000 USD	Argentine Republic Government International Bond	1.0000	07/09/29	88,211
213,840 USD	Argentine Republic Government International Bond(g)	0.7500	07/09/30	161,948
200,000 USD	Bahrain Government International Bond	6.7500	09/20/29	203,962
98,000 USD	Bahrain Government International Bond(c)	5.6250	09/30/31	92,903

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
37,000 USD	Bahrain Government International Bond(c)	5.2500	01/25/33	$33,662
210,000 USD	Bahrain Government International Bond(c)	5.6250	05/18/34	193,684
107,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	101,563
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	25,526
23,000 USD	Bermuda Government International Bond	3.3750	08/20/50	15,318
120,000 BRL	Brazilian Government International Bond	10.2500	01/10/28	20,002
57,000 USD	Brazilian Government International Bond	3.8750	06/12/30	51,282
49,000 USD	Brazilian Government International Bond	6.2500	03/18/31	48,921
117,000 USD	Brazilian Government International Bond	6.0000	10/20/33	112,447
135,000 USD	Brazilian Government International Bond	4.7500	01/14/50	94,143
378,000 USD	Brazilian Government International Bond	7.1250	05/13/54	357,968
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,807
8,000 USD	Chile Government International Bond	2.4500	01/31/31	6,901
39,000 USD	Chile Government International Bond	2.5500	01/27/32	32,974
32,000 USD	Chile Government International Bond	5.6500	01/13/37	32,241
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,535
65,000 USD	Chile Government International Bond	3.8600	06/21/47	48,853
6,000 USD	Chile Government International Bond	5.3300	01/05/54	5,542
4,000 USD	Chile Government International Bond	3.1000	01/22/61	2,373
100,000 EUR	Colombia Government International Bond	3.8750	03/22/26	103,944
28,000 USD	Colombia Government International Bond	4.5000	03/15/29	26,162
112,000 USD	Colombia Government International Bond	3.1250	04/15/31	89,737
97,000 USD	Colombia Government International Bond	3.2500	04/22/32	75,164
102,000 USD	Colombia Government International Bond	8.0000	11/14/35	103,123
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	110,196
31,000 USD	Colombia Government International Bond	5.6250	02/26/44	23,263
327,000 USD	Colombia Government International Bond	5.0000	06/15/45	222,563
62,000 USD	Colombia Government International Bond	5.2000	05/15/49	42,112
104,000 USD	Colombia Government International Bond	8.7500	11/14/53	105,828
109,000 USD	Colombia Government International Bond	3.8750	02/15/61	57,740
64,000 USD	Costa Rica Government International Bond	7.0000	04/04/44	65,552
111,000 USD	Costa Rica Government International Bond(c)	7.3000	11/13/54	116,522
17,000 USD	Dominican Republic International Bond	5.5000	02/22/29	16,690
89,000 USD	Dominican Republic International Bond	4.5000	01/30/30	82,463

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
271,000 USD	Dominican Republic International Bond(c)	4.8750	09/23/32	$244,984
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	39,577
460,000 USD	Dominican Republic International Bond	5.8750	01/30/60	396,543
421,168 USD	Ecuador Government International Bond(g)	6.9000	07/31/30	326,076
129,587 USD	Ecuador Government International Bond(g)	5.5000	07/31/35	85,376
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	50,862
154,000 USD	Egypt Government International Bond(c)	8.6250	02/04/30	153,431
618,000 USD	Egypt Government International Bond(c)	7.6250	05/29/32	557,253
133,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	101,392
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	48,859
14,000 USD	El Salvador Government International Bond(c)	8.6250	02/28/29	14,611
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	46,686
17,000 USD	El Salvador Government International Bond(c)	8.2500	04/10/32	17,240
69,000 USD	El Salvador Government International Bond	8.2500	04/10/32	69,972
118,000 USD	El Salvador Government International Bond	7.1250	01/20/50	100,149
233,000 USD	Ethiopia International Bond(c)	6.6250	12/11/25	192,516
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	18,613
2,000 USD	Finance Department Government of Sharjah(c)	4.0000	07/28/50	1,290
38,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	30,144
21,560 USD	Ghana Government International Bond(h)	0.0000	07/03/26	20,167
8,000 USD	Ghana Government International Bond(c),(h)	0.0000	07/03/26	7,483
130,438 USD	Ghana Government International Bond(g)	5.0000	07/03/29	116,497
48,400 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/29	43,227
13,403 USD	Ghana Government International Bond(c),(h)	0.0000	01/03/30	10,463
18,572 USD	Ghana Government International Bond(g)	5.0000	07/03/35	13,603
69,600 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/35	50,979
94,000 USD	Guatemala Government Bond(c)	3.7000	10/07/33	77,046
78,000 USD	Guatemala Government Bond(c)	6.5500	02/06/37	76,861
303,000 USD	Guatemala Government Bond	6.1250	06/01/50	270,975
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	45,870
26,000 USD	Honduras Government International Bond	6.2500	01/19/27	25,334
18,000 USD	Honduras Government International Bond	5.6250	06/24/30	15,813
142,000 USD	Honduras Government International Bond(c)	8.6250	11/27/34	137,278
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	44,948

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
30,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	$30,813
29,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	27,622
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	15,904
5,000 USD	Indonesia Government International Bond	4.6500	09/20/32	4,796
130,000 USD	Indonesia Government International Bond	4.8500	01/11/33	126,004
9,000 USD	Indonesia Government International Bond	4.7500	09/10/34	8,576
6,000 USD	Indonesia Government International Bond	4.2000	10/15/50	4,857
187,500 USD	Iraq International Bond	5.8000	01/15/28	184,796
100,000 EUR	Ivory Coast Government International Bond(c)	5.8750	10/17/31	98,650
200,000 USD	Ivory Coast Government International Bond(c)	6.1250	06/15/33	179,456
57,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	55,553
58,000 USD	Jordan Government International Bond(c)	7.7500	01/15/28	58,980
33,000 USD	Jordan Government International Bond(c)	7.5000	01/13/29	33,028
80,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	74,257
117,000 USD	Jordan Government International Bond(c)	7.3750	10/10/47	104,767
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	21,550
125,000 USD	Kenya Government International Bond(c)	8.0000	05/22/32	114,545
509,000 USD	Lebanon Government International Bond(f)	6.1000	10/04/22	82,458
72,000 USD	Lebanon Government International Bond(f)	6.4000	05/26/23	11,700
156,000 USD	Lebanon Government International Bond(f)	6.1500	06/19/23	25,225
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,144
1,080,000 MYR	Malaysia Government Bond	2.6320	04/15/31	227,669
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,090
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,067
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	28,866
22,000 USD	Mexico Government International Bond	6.3500	02/09/35	21,654
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	74,818
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	897
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	5,410
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	19,602
255,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	235,546
112,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	103,317
100,000 USD	Nigeria Government International Bond(c)	9.6250	06/09/31	100,925
76,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	69,972

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	$156,493
170,000 USD	Oman Government International Bond(c)	6.0000	08/01/29	173,318
306,000 USD	Oman Government International Bond(c)	7.3750	10/28/32	338,072
60,000 USD	Oman Government International Bond(c)	6.7500	01/17/48	61,296
16,000 USD	Oriental Republic of Uruguay	5.2500	09/10/60	14,474
233,000 USD	Pakistan Government International Bond(c)	6.0000	04/08/26	225,709
18,000 USD	Pakistan Government International Bond(c)	6.8750	12/05/27	16,766
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,195
115,000 USD	Panama Government International Bond	2.2520	09/29/32	82,773
32,000 USD	Panama Government International Bond	6.7000	01/26/36	30,371
3,000 USD	Panama Government International Bond	8.0000	03/01/38	3,055
6,000 USD	Panama Government International Bond	4.5000	01/19/63	3,612
15,000 USD	Papua New Guinea Government International Bond(c)	8.3750	10/04/28	14,945
70,000 USD	Peruvian Government International Bond	2.7830	01/23/31	60,423
43,000 USD	Peruvian Government International Bond	3.0000	01/15/34	34,972
7,000 USD	Peruvian Government International Bond	5.8750	08/08/54	6,717
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	24,765
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,631
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,128
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	80,203
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,666
8,000 USD	Philippine Government International Bond	4.2000	03/29/47	6,377
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,041
9,000 USD	Qatar Government International Bond(c)	4.4000	04/16/50	7,662
103,571 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	99,037
74,000 USD	Republic of Armenia International Bond(c)	3.6000	02/02/31	61,541
256,000 EUR	Republic of Cameroon International Bond	5.9500	07/07/32	217,463
53,000 USD	Republic of Kenya Government International Bond(c)	7.0000	05/22/27	52,393
240,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	54,669
340,000 PLN	Republic of Poland Government Bond	7.5000	07/25/28	89,101
430,000 PLN	Republic of Poland Government Bond	1.7500	04/25/32	81,493
113,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	110,481
4,220,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	180,037
46,000 USD	Republic of South Africa Government International	4.3000	10/12/28	43,183

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
380,000 USD	Republic of South Africa Government International	5.8750	04/20/32	$359,674
84,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	82,239
151,000 USD	Republic of South Africa Government International	5.7500	09/30/49	113,061
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	79,819
8,000 EUR	Romanian Government International Bond	2.3750	04/19/27	8,066
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,017
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	20,254
67,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	64,114
12,000 USD	Romanian Government International Bond(c)	5.7500	03/24/35	10,785
12,000 USD	Romanian Government International Bond	5.1250	06/15/48	9,053
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	22,201
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	135,798
4,000 USD	Saudi Government International Bond(c)	5.6250	01/13/35	4,044
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,653
1,000 USD	Saudi Government International Bond(c)	5.0000	04/17/49	870
53,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	50,309
63,909 USD	Sri Lanka Government International Bond(c)	4.0000	04/15/28	60,074
90,926 USD	Sri Lanka Government International Bond(c),(g)	3.1000	01/15/30	79,674
92,045 USD	Sri Lanka Government International Bond(c),(g)	3.3500	03/15/33	73,406
62,151 USD	Sri Lanka Government International Bond(c),(g)	3.6000	06/15/35	44,283
86,305 USD	Sri Lanka Government International Bond(c),(g)	3.6000	02/15/38	71,417
32,000 USD	Trinidad & Tobago Government International Bond	6.4000	06/26/34	31,472
201,000 USD	Turkey Government International Bond	9.8750	01/15/28	222,052
130,000 USD	Turkey Government International Bond	9.3750	03/14/29	143,497
99,000 USD	Turkey Government International Bond	9.1250	07/13/30	109,993
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	71,532
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	159,756
95,000 USD	Turkiye Government International Bond	7.6250	05/15/34	97,606
377,000 USD	Turkiye Government International Bond(e)	6.6250	02/17/45	326,931
13,076 USD	Ukraine Government International Bond(g)	1.7500	02/01/29	9,202
3,571 USD	Ukraine Government International Bond(g)	0.0000	02/01/30	2,023
13,970 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/30	7,914
13,345 USD	Ukraine Government International Bond(g)	0.0000	02/01/34	5,808
22,883 USD	Ukraine Government International Bond(g)	1.7500	02/01/34	12,980

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 27.8% (Continued)
	SOVEREIGN — 19.8% (Continued)
466,088 USD	Ukraine Government International Bond(c),(g)	1.7500	02/01/34	$264,389
11,278 USD	Ukraine Government International Bond(g)	0.0000	02/01/35	7,012
26,152 USD	Ukraine Government International Bond(g)	1.7500	02/01/35	14,599
9,398 USD	Ukraine Government International Bond(g)	0.0000	02/01/36	5,830
36,764 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/36	22,807
3,269 USD	Ukraine Government International Bond(g)	1.7500	02/01/36	1,804
198,150 USD	Ukraine Government International Bond(c),(g)	1.7500	02/01/36	109,329
142,000 USD	Ukraine Government International Bond(c),(d)	7.7500	08/01/41	119,479
5,000 USD	Uruguay Government International Bond	4.3750	01/23/31	4,881
9,000 USD	Uruguay Government International Bond	4.9750	04/20/55	7,916
117,000 USD	Venezuela Government International Bond(f)	6.0000	12/09/20	16,632
425,000 USD	Venezuela Government International Bond(f)	11.9500	08/05/31	78,224
236,625 USD	Zambia Government International Bond(c),(g)	5.7500	06/30/33	210,892
53,000 USD	Zambia Government International Bond(c)	0.5000	12/31/53	32,349
				14,601,055
	SUPRANATIONAL — 0.7%
29,500,000 INR	European Bank for Reconstruction & Development	6.3000	10/26/27	335,324
200,000 EUR	European Investment Bank	1.1250	09/15/36	171,341
3,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	35,068
				541,733
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $21,454,779)			20,362,140

Shares
	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
646,389	Mount Vernon Liquid Assets Portfolio, LLC, 4.44%(i),(j)			646,389

	MONEY MARKET FUNDS - 5.8%
4,250,435	Fidelity Government Portfolio, Class I, 4.27%(j)			4,250,435

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,896,824)			4,896,824

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Fair Value
TOTAL INVESTMENTS - 97.8% (Cost $74,878,897)	$71,587,332
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	1,599,610
NET ASSETS - 100.0%	$73,186,942

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Depreciation
73	Eurex 10 Year Euro BUND Future	03/06/2025	$10,027,947	$(287,874)
6	Eurex 30 Year Euro BUXL Future	03/06/2025	801,824	(75,441)
21	French Government Bond Futures	03/06/2025	2,685,788	(62,123)
26	Long Gilt Future	03/27/2025	2,991,170	(62,316)
14	TSE Japanese 10 Year Bond Futures	03/13/2025	12,698,796	(86,375)
	TOTAL FUTURES CONTRACTS			$(574,129)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(k)	Value and Unrealized Appreciation
80	CBOT 10 Year US Treasury Note Future	03/20/2025	$8,707,500	$68,711
16	CBOT 5 Year US Treasury Note Future	03/31/2025	1,702,250	5,000
4	CBOT US Treasury Bond Futures	03/20/2025	455,625	11,875
22	Euro-BTP Italian Bond Futures	03/06/2025	2,732,953	60,226
	TOTAL FUTURES CONTRACTS			$145,812

CREDIT DEFAULT SWAP AGREEMENTS
				Implied				Amortized	Unrealized
	Payment		Fixed Deal	Credit				Upfront Payments	Appreciation/
Description	Frequency(l)	Counterparty	(Pay) Rate	Spread	Maturity Date	Notional Value(k)	Fair Value	Paid/(Received)	(Depreciation)
CDX.EM SERIES 42	Quarterly(1)	Citibank	1.00%	160	12/20/2029	$3,755,000	$91,408	$106,498	$(15,090)
ITRAXX EUROPE CROSSOVER SERIES 42	Quarterly(1)	Citibank	5.00%	288	12/20/2029	3,867,746	(380,728)	(346,123)	(34,605)
CDS ARGENTINE REPUBLIC	Quarterly(2)	JP Morgan Chase	5.00%	1,025	12/20/2029	(625,000)	(103,766)	(104,906)	1,140
TOTAL							$(393,086)	$(344,531)	$(48,555)

(1)	Buy Protection

(2)	Sell Protection

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Turkish Lira	02/05/2025	JP Morgan Chase	5,830,000	$162,502	$4,935
Japanese Yen	02/20/2025	JP Morgan Chase	45,349,999	292,923	1,155
Australian Dollar	02/21/2025	Citi Capital Markets	1,080,000	671,178	1,966
Euro	02/24/2025	JP Morgan Chase	230,000	238,618	(4)
Mexican Peso	02/24/2025	Citi Capital Markets	18,080,000	870,041	4,641
Chinese Yuan	03/04/2025	JP Morgan Chase	660,000	90,215	(1,022)
Brazilian Real	03/06/2025	JP Morgan Chase	70,000	11,895	587
Turkish Lira	03/28/2025	JP Morgan Chase	5,830,000	155,573	468
British Pound	04/04/2025	Barclay	110,700	137,256	1,148
Euro	04/04/2025	Barclay	361,000	375,249	660
Euro	04/04/2025	JP Morgan Chase	92,734	96,394	(290)
				$3,101,844	$14,244

To Sell:
Euro	02/03/2025	JP Morgan Chase	92,734	$96,127	$280
Turkish Lira	02/05/2025	JP Morgan Chase	5,830,000	162,502	(231)
British Pound	02/06/2025	Citi Capital Markets	3,921	4,862	(67)
Euro	02/06/2025	Barclay	7,409,821	7,681,608	(48,609)
Euro	02/06/2025	JP Morgan Chase	75,000	77,751	(549)
Brazilian Real	03/06/2025	JP Morgan Chase	1,095,000	186,076	(7,879)
Colombian Peso	03/21/2025	CITI	210,000,001	49,654	(422)
Australian Dollar	04/04/2025	Barclay	1,458,600	906,656	3,615
British Pound	04/04/2025	Citi Capital Markets	52,000	64,474	(624)
British Pound	04/04/2025	JP Morgan Chase	744,300	922,851	6,159
Canadian Dollar	04/04/2025	Barclay	863,400	595,423	8,293
Euro	04/04/2025	Barclay	12,781,200	13,285,699	14,610
Euro	04/04/2025	Citi Capital Markets	92,000	95,631	544
Japanese Yen	04/04/2025	JP Morgan Chase	41,105,100	266,814	(3,769)
				$24,396,128	$(28,649)

Total					$(14,405)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

				Local Currency
		Settlement		Amount	Local Currency	U.S. Dollar Market	U.S. Dollar Market	Unrealized Appreciation/
Foreign Currency		Date	Counterparty	Purchased	Amount Sold	Value Buy	Value Sold	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	2/6/2025	Citi Capital Markets	369,348	440,000	458,029	(456,139)	$1,890
Euro	British Pound	2/6/2025	JP Morgan Chase	440,000	365,427	456,139	(453,168)	2,971
Euro	Japanese Yen	2/6/2025	JP Morgan Chase	360,000	58,340,854	373,205	(376,269)	(3,064)
Japanese Yen	Swiss Franc	2/14/2025	JP Morgan Chase	29,483,643	170,000	190,318	(186,861)	3,457
British Pound	Euro	4/4/2025	Barclay	15,600	18,455	19,342	(19,184)	158
Euro	British Pound	4/4/2025	Barclay	17,571	14,800	18,265	(18,350)	(85)
Euro	British Pound	4/4/2025	Citi Capital Markets	24,320	20,600	25,280	(25,542)	(262)
Euro	British Pound	4/4/2025	JP Morgan Chase	2,433,869	2,026,700	2,529,938	(2,512,887)	17,051
				33,144,351	61,396,836	$4,070,516	$4,048,400	$22,116

Total								$22,116

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

CMTUSD6Y	US Constant Maturity Treasury 6 year

EUR003M	Euribor 3 Month

EUSA5	EUR SWAP ANN (VS 6M) 5Y

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

PLN	Polish Zloty

USD	US Dollars

ZAR	South African Rand

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $31,053,527 or 42.4% of net assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $634,802 at January 31, 2025.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2025.

(h)	Zero coupon bond.

(i)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $646,389 at January 31, 2025.

(j)	Rate disclosed is the seven day effective yield as of January 31, 2025

(k)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(l)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 3.1%
9,013	L3Harris Technologies, Inc.	$1,910,846
26,223	RTX Corporation	3,381,456
		5,292,302
	ASSET MANAGEMENT - 2.1%
3,336	Blackrock, Inc.	3,587,868

	AUTOMOTIVE - 0.9%
31,155	General Motors Company	1,540,926

	BANKING - 6.6%
25,741	JPMorgan Chase & Company	6,880,569
16,465	Truist Financial Corporation	784,063
44,716	Wells Fargo & Company	3,523,621
		11,188,253
	BANKS - 2.2%
79,690	Bank of America Corporation	3,689,647

	BIOTECH & PHARMA - 5.9%
15,089	AbbVie, Inc.	2,774,866
5,306	Amgen, Inc.	1,514,439
23,819	Gilead Sciences, Inc.	2,315,207
11,514	Johnson & Johnson	1,751,855
17,019	Merck & Company, Inc.	1,681,818
		10,038,185
	CHEMICALS - 2.9%
6,272	Air Products and Chemicals, Inc.	2,102,750
18,596	Corteva, Inc.	1,213,761
21,482	DuPont de Nemours, Inc.	1,649,818
		4,966,329
	CONSTRUCTION MATERIALS - 2.2%
4,163	Martin Marietta Materials, Inc.	2,265,172
8,429	Owens Corning	1,555,572
		3,820,744

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CONSUMER SERVICES - 0.7%
14,250	Service Corp International	$1,113,210

	DIVERSIFIED INDUSTRIALS - 1.6%
12,206	Honeywell International, Inc.	2,730,726

	ELECTRIC UTILITIES - 3.1%
23,171	Duke Energy Corporation	2,594,920
37,661	NextEra Energy, Inc.	2,695,021
		5,289,941
	ELECTRICAL EQUIPMENT - 1.5%
32,168	Johnson Controls International PLC	2,509,104

	ENGINEERING & CONSTRUCTION - 1.6%
8,885	Quanta Services, Inc.	2,733,115

	ENTERTAINMENT CONTENT - 3.1%
38,121	Fox Corporation, Class A(a)	1,951,033
29,535	Walt Disney Company (The)(a)	3,339,226
		5,290,259
	FOOD - 1.8%
37,110	Mondelez International, Inc., Class A	2,152,010
18,410	Tyson Foods, Inc., Class A	1,039,981
		3,191,991
	HEALTH CARE FACILITIES & SERVICES - 3.6%
7,719	Cencora, Inc.	1,962,247
7,698	UnitedHealth Group, Inc.	4,176,088
		6,138,335
	HOUSEHOLD PRODUCTS - 1.7%
17,262	Procter & Gamble Company (The)	2,865,319

	INDUSTRIAL REIT - 0.8%
11,052	Prologis, Inc.	1,317,951

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INFRASTRUCTURE REIT - 1.0%
9,887	American Tower Corporation	$1,828,600

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
16,323	Bank of New York Mellon Corporation (The)	1,402,635
3,598	Goldman Sachs Group, Inc. (The)	2,304,159
15,381	Intercontinental Exchange, Inc.	2,458,346
		6,165,140
	INSURANCE - 5.8%
7,489	Berkshire Hathaway, Inc., Class B(b)	3,509,870
22,928	Hartford Financial Services Group, Inc. (The)	2,557,618
11,059	Prudential Financial, Inc.	1,335,485
10,211	Travelers Companies, Inc. (The)	2,503,533
		9,906,506
	INTERNET MEDIA & SERVICES - 3.1%
11,452	Alphabet, Inc., Class A	2,336,437
4,210	Meta Platforms, Inc., Class A	2,901,448
		5,237,885
	LEISURE FACILITIES & SERVICES - 1.1%
9,796	Darden Restaurants, Inc.	1,912,571

	MACHINERY - 3.2%
5,087	Caterpillar, Inc.	1,889,515
5,021	Parker-Hannifin Corporation	3,550,098
		5,439,613
	MEDICAL EQUIPMENT & DEVICES - 7.0%
31,014	Abbott Laboratories	3,967,622
53,024	Avantor, Inc.(b)	1,181,375
9,374	Becton Dickinson and Company	2,321,002
4,287	Stryker Corporation	1,677,460
4,951	Thermo Fisher Scientific, Inc.	2,959,460
		12,106,919
	METALS & MINING - 0.8%
38,272	Freeport-McMoRan, Inc.	1,372,051

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	OIL & GAS PRODUCERS - 5.4%
24,026	ConocoPhillips	$2,374,489
15,335	EOG Resources, Inc.	1,928,990
5,016	Expand Energy Corporation	509,626
31,597	Exxon Mobil Corporation	3,375,507
9,940	Phillips 66	1,171,628
		9,360,240
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
49,443	Schlumberger N.V.	1,991,564

	RESIDENTIAL REIT - 0.8%
21,797	Equity LifeStyle Properties, Inc.	1,426,614

	RETAIL - CONSUMER STAPLES - 1.1%
13,117	Target Corporation	1,808,965

	RETAIL - DISCRETIONARY - 1.6%
10,779	Lowe’s Companies, Inc.	2,802,972

	SELF-STORAGE REIT - 1.1%
6,066	Public Storage	1,810,580

	SEMICONDUCTORS - 2.6%
9,451	Broadcom, Inc.	2,091,222
18,623	Micron Technology, Inc.	1,699,163
12,593	ON Semiconductor Corporation(b)	659,118
		4,449,503
	SOFTWARE - 2.4%
4,613	Microsoft Corporation	1,914,672
12,792	Oracle Corporation	2,175,407
		4,090,079
	SPECIALTY FINANCE - 1.2%
6,563	American Express Company	2,083,424

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 3.2%
46,887	Cisco Systems, Inc.	$2,841,352
5,483	Motorola Solutions, Inc.	2,572,898
		5,414,250
	TECHNOLOGY SERVICES - 2.4%
23,402	PayPal Holdings, Inc.(b)	2,072,949
3,975	S&P Global, Inc.	2,072,605
		4,145,554
	TELECOMMUNICATIONS - 1.0%
43,386	Verizon Communications, Inc.	1,708,975

	TRANSPORTATION & LOGISTICS - 3.3%
63,983	CSX Corporation	2,103,121
40,849	Delta Air Lines, Inc.	2,747,913
14,889	Knight-Swift Transportation Holdings, Inc.	850,013
		5,701,047

	TOTAL COMMON STOCKS (Cost $103,177,501)	168,067,257

	SHORT-TERM INVESTMENTS — 4.8%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
5,356,277	Mount Vernon Liquid Assets Portfolio, LLC, , 4.44% (Cost $5,356,277)(c)(d)	5,356,277

	MONEY MARKET FUNDS - 1.7%
2,842,941	Invesco Treasury Portfolio, Institutional Class, 4.29% (Cost $2,842,941)(c)	2,842,941

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,199,218)	8,199,218

	TOTAL INVESTMENTS - 103.1% (Cost $111,376,719)	$176,266,475
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(5,337,933)
	NET ASSETS - 100.0%	$170,928,542

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,237,243 at January 31, 2025.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $5,356,277 at January 31, 2025.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1%
	ADVERTISING & MARKETING - 0.2%
13,537	TechTarget, Inc.(a)	$230,535

	AEROSPACE & DEFENSE - 1.4%
47,282	AerSale Corporation(a),(b)	320,099
4,709	Embraer S.A. - ADR(a),(b)	192,928
13,097	Ituran Location and Control Ltd.	437,309
13,579	Leonardo DRS, Inc.(a)	477,302
		1,427,638
	APPAREL & TEXTILE PRODUCTS - 1.4%
154,376	Brilliant Earth Group, Inc.(a)	277,877
14,580	Gildan Activewear, Inc.	752,474
55,366	Under Armour, Inc., Class C(a)	416,906
		1,447,257
	AUTOMOTIVE - 0.8%
8,339	Gentherm, Inc.(a)	318,133
123,628	Holley, Inc.(a)	377,065
26,711	Motorcar Parts of America, Inc.(a)	177,094
		872,292
	BANKING - 12.5%
25,289	Capital Bancorp, Inc.	784,465
22,050	Capital City Bank Group, Inc.	813,425
12,993	Central Pacific Financial Corporation	388,361
21,350	Dime Community Bancshares, Inc.	666,761
15,719	Enterprise Financial Services Corporation	940,625
6,476	Esquire Financial Holdings, Inc.	578,760
24,775	First BanCorporation	514,329
35,977	First Commonwealth Financial Corporation	600,096
36,524	Horizon Bancorp, Inc.(b)	613,238
15,204	Independent Bank Corporation	553,426
43,284	Investar Holding Corporation	825,426
16,007	National Bank Holdings Corporation, Class A	690,382
11,351	Northeast Bank	1,148,720
26,221	OceanFirst Financial Corporation	470,929
12,087	OFG Bancorp	516,236

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	BANKING - 12.5% (Continued)
2,444	Popular, Inc.	$251,585
29,688	Premier Financial Corporation	826,217
8,946	Prosperity Bancshares, Inc.	715,680
19,283	Webster Financial Corporation	1,161,607
		13,060,268
	BIOTECH & PHARMA - 0.5%
26,280	Innoviva, Inc.(a)	489,859

	CABLE & SATELLITE - 0.1%
5,479	Sirius XM Holdings, Inc.(b)	131,551

	CHEMICALS - 2.6%
10,215	Ashland, Inc.(b)	648,551
25,450	Huntsman Corporation	428,324
8,810	Koppers Holdings, Inc.	262,186
52,604	Kronos Worldwide, Inc.	504,472
60,892	Rayonier Advanced Materials, Inc.(a)	487,136
39,146	Tronox Holdings PLC, Class A	402,029
		2,732,698
	COMMERCIAL SUPPORT SERVICES - 2.8%
10,426	ABM Industries, Inc.	556,331
91,262	ADT, Inc.	700,892
10,011	AMN Healthcare Services, Inc.(a),(b)	275,503
36,496	BrightView Holdings, Inc.(a)	575,177
38,429	Resources Connection, Inc.	322,804
32,301	TrueBlue, Inc.(a)	263,253
5,133	V2X, Inc.(a)	267,583
		2,961,543
	CONSTRUCTION MATERIALS - 0.5%
10,146	Summit Materials, Inc., Class A(a)	530,737

	CONSUMER SERVICES - 0.8%
31,571	Legacy Education, Inc.(a)	272,458

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	CONSUMER SERVICES - 0.8% (Continued)
18,483	Matthews International Corporation, Class A	$517,339
		789,797
	CONTAINERS & PACKAGING - 0.2%
71,485	Ardagh Metal Packaging S.A.	198,013

	E-COMMERCE DISCRETIONARY - 0.3%
5,744	Wayfair, Inc., Class A(a),(b)	277,837

	ELECTRIC UTILITIES - 2.0%
10,138	ALLETE, Inc.	665,256
18,609	Portland General Electric Company	765,575
703	Talen Energy Corporation(a)	155,876
9,906	Unitil Corporation	530,664
		2,117,371
	ELECTRICAL EQUIPMENT - 1.9%
11,790	Allient, Inc.	297,226
408,521	Babcock & Wilcox Enterprises, Inc.(a)	555,589
6,983	Bloom Energy Corporation, Class A(a),(b)	164,659
4,627	Mesa Laboratories, Inc.	637,091
64,130	Stoneridge, Inc.(a)	331,552
		1,986,117
	ENGINEERING & CONSTRUCTION - 4.3%
7,599	Arcosa, Inc.	769,778
22,755	Bowman Consulting Group Ltd.(a)	578,660
8,455	Fluor Corporation(a)	407,616
1,011	IES Holdings, Inc.(a)	223,714
6,064	KBR, Inc.	330,003
4,950	MasTec, Inc.(a)	718,195
2,883	MYR Group, Inc.(a)	408,146
56,361	Orion Group Holdings, Inc.(a)	444,125
27,067	Tutor Perini Corporation(a)	652,044
		4,532,281

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	ENTERTAINMENT CONTENT - 0.5%
68,278	Reservoir Media, Inc.(a),(b)	$567,390

	FOOD - 0.5%
29,640	Nomad Foods Ltd.	529,370

	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
1,985	UFP Industries, Inc.	229,565

	GAS & WATER UTILITIES - 1.6%
20,011	BKV Corporation(a)	490,270
16,505	RGC Resources, Inc.	351,061
11,435	Spire, Inc.	811,427
		1,652,758
	HEALTH CARE FACILITIES & SERVICES - 2.2%
28,160	Joint Corporation (The)(a)	311,168
218,820	Quipt Home Medical Corporation(a),(b)	706,789
6,273	Tenet Healthcare Corporation(a)	883,802
43,750	Viemed Healthcare, Inc.(a)	358,313
		2,260,072
	HOME & OFFICE PRODUCTS - 0.2%
2,074	Whirlpool Corporation	217,791

	HOME CONSTRUCTION - 0.7%
1,660	Century Communities, Inc.	126,791
71,692	Landsea Homes Corporation(a)	595,043
		721,834
	INDUSTRIAL INTERMEDIATE PROD - 0.2%
24,791	Hillman Solutions Corporation(a)	247,910

	INDUSTRIAL REIT - 0.5%
28,694	Plymouth Industrial REIT, Inc.	482,059

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.6%
124,754	Custom Truck One Source, Inc.(a)	$634,998

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
106,178	BGC Group, Inc., Class A	1,012,938
10,426	Perella Weinberg Partners	269,199
		1,282,137
	INSURANCE - 4.2%
6,608	Axis Capital Holdings LTD.	601,460
11,499	Bowhead Specialty Holdings, Inc.(a)	371,763
6,578	CNO Financial Group, Inc.	262,725
34,015	Fidelis Insurance Holdings Ltd.	561,248
5,080	Hanover Insurance Group, Inc. (The)	777,697
19,163	Kemper Corporation	1,287,370
25,052	Tiptree, Inc.	502,042
		4,364,305
	INTERNET MEDIA & SERVICES - 2.8%
140,984	Blade Air Mobility, Inc., Class A(a)	542,788
18,308	Cargurus, Inc.(a)	717,674
34,177	Cars.com, Inc.(a)	612,452
157,346	TrueCar, Inc.(a)	541,270
103,205	Vivid Seats, Inc., Class A(a),(b)	443,782
		2,857,966
	LEISURE FACILITIES & SERVICES - 1.1%
13,828	Dave & Buster’s Entertainment, Inc.(a),(b)	367,272
71,005	Denny’s Corporation(a)	449,461
17,939	El Pollo Loco Holdings, Inc.(a)	212,936
10,910	Lucky Strike Entertainment Corporation(b)	116,192
		1,145,861
	LEISURE PRODUCTS - 0.6%
134,725	Clarus Corporation	654,764

	MACHINERY - 2.6%
8,636	Cadre Holdings, Inc.	332,918
10,519	CECO Environmental Corporation(a)	297,898

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	MACHINERY - 2.6% (Continued)
28,114	Enovis Corporation(a),(b)	$1,320,796
28,573	Manitowoc Company, Inc. (The)(a)	285,444
69,184	Ranpak Holdings Corporation(a)	506,427
		2,743,483
	MEDICAL EQUIPMENT & DEVICES - 2.6%
21,299	CareDx, Inc.(a)	496,267
39,492	Orthofix Medical, Inc.(a)	723,888
5,617	Teleflex, Inc.	1,012,409
19,109	Varex Imaging Corporation(a)	262,558
18,541	Zimvie, Inc.(a)	256,607
		2,751,729
	METALS & MINING - 3.6%
12,767	Alcoa Corporation	450,930
87,764	Capstone Copper Corporation(a)	491,442
47,643	Constellium S.E.(a)	473,095
38,108	ERO Copper Corporation(a)	510,647
78,485	Ferroglobe PLC(b)	305,307
24,933	Hallador Energy Company(a)	267,531
96,379	Lithium Argentina A.G.(a),(b)	250,585
306,714	Taseko Mines Ltd.(a)	570,489
7,875	Warrior Met Coal, Inc.	415,564
		3,735,590
	MORTGAGE FINANCE - 0.5%
48,134	AGNC Investment Corporation(b)	479,896

	OIL & GAS PRODUCERS - 1.7%
7,590	Antero Resources Corporation(a)	283,259
26,071	Infinity Natural Resources, Inc., Class A(a)	549,315
275,387	Saturn Oil & Gas, Inc.(a)	399,721
9,837	SM Energy Company	373,413
18,844	Vermilion Energy, Inc.(b)	173,742
		1,779,450
	OIL & GAS SERVICES & EQUIPMENT - 3.8%
2,917	Atlas Energy Solutions, Inc.(b)	66,974

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 3.8% (Continued)
10,069	Expro Group Holdings N.V.(a)	$127,171
53,612	Matrix Service Company(a)	726,979
25,973	National Energy Services Reunited Corporation(a)	245,445
18,350	Natural Gas Services Group, Inc.(a)	480,220
37,227	NPK International, Inc.(a)	257,611
20,015	Ranger Energy Services, Inc.	328,046
9,418	Select Water Solutions, Inc., Class A(b)	117,725
186,083	TETRA Technologies, Inc.(a)	772,244
8,709	Thermon Group Holdings, Inc.(a)	241,065
7,663	Tidewater, Inc.(a)	422,308
49,567	Transocean Ltd.(a)	194,303
		3,980,091
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
13,919	Legacy Housing Corporation(a)	357,022

	REAL ESTATE SERVICES - 0.5%
17,136	Cushman & Wakefield PLC(a)	236,305
19,373	Newmark Group, Inc., Class A	273,741
		510,046
	RENEWABLE ENERGY - 0.4%
120,669	OPAL Fuels, Inc.(a)	368,040

	RESIDENTIAL REIT - 1.0%
5,332	Centerspace	323,919
40,081	UMH Properties, Inc.	721,057
		1,044,976
	RETAIL - DISCRETIONARY - 1.6%
6,102	Advance Auto Parts, Inc.(b)	295,947
8,604	Bath & Body Works, Inc.	323,596
1,048	Beacon Roofing Supply, Inc.(a)	124,020
32,291	Driven Brands Holdings, Inc.(a)	533,124
41,622	National Vision Holdings, Inc.(a)	474,491
		1,751,178

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	RETAIL REIT - 3.3%
32,122	Alpine Income Property Trust, Inc.	$541,577
37,855	Brixmor Property Group, Inc.	986,502
32,165	CTO Realty Growth, Inc.	631,399
25,013	Getty Realty Corporation(b)	775,653
38,148	NETSTREIT Corporation	552,383
		3,487,514
	SEMICONDUCTORS - 2.1%
12,709	Alpha & Omega Semiconductor Ltd.(a)	488,280
4,844	Diodes, Inc.(a),(b)	285,699
12,059	Silicon Motion Technology Corporation - ADR	658,542
15,709	Tower Semiconductor LTD.(a)	768,013
		2,200,534
	SOFTWARE - 5.1%
107,378	BlackBerry Ltd.(a),(b)	476,758
163,145	Clarivate PLC(a),(b)	884,247
10,703	Consensus Cloud Solutions, Inc.(a)	303,109
32,438	Immersion Corporation(b)	271,506
253,473	Kaltura, Inc.(a)	638,752
58,589	ON24, Inc.(a)	403,678
17,133	Phreesia, Inc.(a)	487,605
14,273	Silvaco Group, Inc.(a),(b)	123,461
4,512	Teradata Corporation(a)	143,978
19,319	Verint Systems, Inc.(a)	490,316
102,443	Vimeo, Inc.(a)	687,394
43,335	VTEX(a)	289,044
		5,199,848
	SPECIALTY FINANCE - 2.5%
17,497	Air Lease Corporation	808,361
52,307	EZCORP, Inc., Class A(a)	628,207
2,143	Federal Agricultural Mortgage Corporation, Class C	423,843
2,418	FirstCash Holdings, Inc.	263,925
12,241	International Money Express, Inc.(a)	231,477
3,725	Stewart Information Services Corporation	242,833
		2,598,646

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	STEEL - 1.9%
62,943	Algoma Steel Group, Inc.	$513,615
5,150	Commercial Metals Company	249,724
37,973	Metallus, Inc.(a)	567,316
10,211	Northwest Pipe Company(a)	493,804
25,263	thyssenkrupp A.G.	125,778
		1,950,237
	TECHNOLOGY HARDWARE - 1.0%
8,145	Crane NXT Company(b)	521,035
23,579	NCR Voyix Corporation(a)	289,786
21,424	RADCOM Ltd.(a)	274,870
		1,085,691
	TECHNOLOGY SERVICES - 0.4%
3,786	ICF International, Inc.	441,864

	TELECOMMUNICATIONS - 1.2%
226,240	8x8, Inc.(a)	633,472
42,708	Ooma, Inc.(a)	613,714
		1,247,186
	TRANSPORTATION & LOGISTICS - 7.8%
70,400	Ardmore Shipping Corporation	835,648
21,151	Covenant Logistics Group, Inc.	586,094
54,000	DHT Holdings, Inc.	611,280
12,625	GXO Logistics, Inc.(a)	573,806
10,414	Knight-Swift Transportation Holdings, Inc.	594,535
104,091	Proficient Auto Logistics, Inc.(a),(b)	1,024,255
84,999	Radiant Logistics, Inc.(a)	596,693
14,857	RXO, Inc.(a),(b)	381,082
16,495	Scorpio Tankers, Inc.	785,492
46,170	Star Bulk Carriers Corporation	709,633
40,005	Sun Country Airlines Holdings, Inc.(a)	678,485
15,094	Teekay Tankers Ltd.	632,740
		8,009,743
	TRANSPORTATION EQUIPMENT - 0.7%
2,127	Allison Transmission Holdings, Inc.	250,008

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	TRANSPORTATION EQUIPMENT - 0.7% (Continued)
13,084	Blue Bird Corporation(a),(b)	$466,052
		716,060
	WHOLESALE - CONSUMER STAPLES - 0.9%
58,007	Grocery Outlet Holding Corporation(a)	939,134

	WHOLESALE - DISCRETIONARY - 0.2%
27,207	Hudson Technologies, Inc.(a)	157,801

	TOTAL COMMON STOCKS (Cost $94,434,955)	99,170,333

	SHORT-TERM INVESTMENTS — 13.1%
	COLLATERAL FOR SECURITIES LOANED - 7.8%
8,107,983	Mount Vernon Liquid Assets Portfolio, LLC, , 4.44% (Cost $8,107,982)(c)	8,107,982

	MONEY MARKET FUNDS - 5.3%
5,513,384	Fidelity Government Portfolio, Class I, 4.27% (Cost $5,513,384)(c)	5,513,384

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,621,366)	13,621,366

	TOTAL INVESTMENTS - 108.2% (Cost $108,056,321)	$112,791,699
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(8,586,923)
	NET ASSETS - 100.0%	$104,204,776

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,805,633 at January 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $8,107,982 at January 31, 2025.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 2.7%
41,215	Trade Desk, Inc. (The), Class A(a)	$4,891,396

	ASSET MANAGEMENT - 3.2%
32,241	Blackstone, Inc.	5,710,204

	E-COMMERCE DISCRETIONARY - 11.2%
64,386	Amazon.com, Inc.(a)	15,303,264
2,439	MercadoLibre, Inc.(a)	4,688,221
		19,991,485
	HOUSEHOLD PRODUCTS - 1.0%
17,471	elf Beauty, Inc.(a),(b)	1,745,528

	INTERNET MEDIA & SERVICES - 12.0%
14,586	Meta Platforms, Inc.	10,052,380
7,834	Netflix, Inc.(a)	7,651,938
56,192	Uber Technologies, Inc.(a)	3,756,435
		21,460,753
	LEISURE FACILITIES & SERVICES - 3.3%
101,650	Chipotle Mexican Grill, Inc.(a)	5,931,278

	MEDICAL EQUIPMENT & DEVICES - 7.8%
38,222	DexCom, Inc.(a)	3,318,816
10,234	Insulet Corporation(a)	2,848,941
13,714	Intuitive Surgical, Inc.(a)	7,842,763
		14,010,520
	SEMICONDUCTORS - 12.7%
26,653	Advanced Micro Devices, Inc.(a)	3,090,415
4,165	ASML Holding N.V. - ADR	3,079,226
37,072	Marvell Technology, Inc.	4,183,946
103,772	NVIDIA Corporation	12,459,904
		22,813,491
	SOFTWARE - 29.7%
9,046	Adobe, Inc.(a)	3,957,173
9,160	Cadence Design Systems, Inc.(a)	2,726,199

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 29.7% (Continued)
5,216	Intuit, Inc.	$3,137,476
26,615	Microsoft Corporation	11,046,821
21,378	Palo Alto Networks, Inc.(a)	3,942,531
22,375	Salesforce, Inc.	7,645,538
13,620	ServiceNow, Inc.(a)	13,870,335
20,356	Shopify, Inc.(a)	2,377,581
18,038	Veeva Systems, Inc., Class A(a)	4,207,544
		52,911,198
	TECHNOLOGY HARDWARE - 5.9%
32,099	Apple, Inc.	7,575,364
26,040	Arista Networks Inc(a)	3,000,589
		10,575,953
	TECHNOLOGY SERVICES - 10.0%
19,921	Mastercard, Inc., Class A	11,064,721
20,100	Visa, Inc., Class A	6,870,180
		17,934,901

	TOTAL COMMON STOCKS (Cost $61,796,552)	177,976,707

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUND - 0.6%
1,119,256	STIT - Treasury Obligations Portfolio, 4.21%(c)	1,119,256

	COLLATERAL FOR SECURITIES LOANED – 1.0%
1,787,767	Mount Vernon Liquid Assets Portfolio, 4.44%(c), (d)	1,787,767

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,907,023)	2,907,023

	TOTAL INVESTMENTS - 101.1% (Cost $64,703,575)	$180,883,730
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(1,951,725)
	NET ASSETS - 100.0%	$178,932,005

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $1,634,927 at January 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $1,787,767 at January 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 1.0%
11,157	Hexcel Corporation	$727,436

	APPAREL & TEXTILE PRODUCTS - 2.3%
69,170	Canada Goose Holdings, Inc.(a), (b)	757,412
45,617	Levi Strauss & Company, Class A	868,091
		1,625,503
	BANKING - 3.1%
12,868	Glacier Bancorp, Inc.	639,154
6,346	Pinnacle Financial Partners, Inc. (b)	791,790
28,373	Seacoast Banking Corporation of Florida	807,212
		2,238,156
	BEVERAGES - 1.0%
19,483	Vita Coco Company, Inc. (The)(a)	729,444

	BIOTECH & PHARMA - 7.2%
38,473	Anavex Life Sciences Corporation(a), (b)	356,645
5,632	Arcellx, Inc.(a), (b)	383,708
8,532	Crinetics Pharmaceuticals, Inc.(a)	343,840
28,387	Denali Therapeutics, Inc.(a)	661,417
19,641	Guardant Health, Inc.(a)	922,735
4,915	Intra-Cellular Therapies, Inc.(a)	624,598
96,209	Maravai LifeSciences Holdings, Inc.(a)	474,310
68,982	Olema Pharmaceuticals, Inc.(a)	421,480
36,131	Roivant Sciences Ltd.(a)	402,138
10,549	Structure Therapeutics, Inc. - ADR(a), (b)	316,154
8,337	Vera Therapeutics, Inc.(a)	310,803
		5,217,828
	CHEMICALS - 0.4%
65,842	Codexis, Inc.(a)	275,878

	CONSUMER SERVICES - 2.4%
5,622	Adtalem Global Education, Inc.(a)	602,285
43,237	Universal Technical Institute, Inc.(a)	1,185,991
		1,788,276

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.2%
15,192	Bloom Energy Corporation, Class A(a), (b)	$358,227
7,569	BWX Technologies, Inc.	854,767
79,469	Mirion Technologies, Inc.(a)	1,258,789
10,075	NEXTracker, Inc., Class A(a), (b)	507,982
		2,979,765
	ENGINEERING & CONSTRUCTION - 1.6%
6,609	Exponent, Inc.	605,847
2,871	Installed Building Products, Inc. (b)	570,870
		1,176,717
	ENTERTAINMENT CONTENT - 1.4%
41,704	IMAX Corporation(a)	982,129

	HEALTH CARE FACILITIES & SERVICES - 5.8%
5,510	Addus HomeCare Corporation(a)	689,632
40,290	Ardent Health Partners, Inc.(a)	604,350
7,269	HealthEquity, Inc.(a)	802,643
9,692	RadNet, Inc.(a)	634,535
36,035	SI-BONE, Inc.(a)	603,947
33,090	Surgery Partners, Inc.(a)	843,464
		4,178,571
	HOME CONSTRUCTION - 1.7%
9,148	AZEK Company, Inc. (The)(a)	468,652
7,965	Champion Homes, Inc.(a), (b)	735,408
		1,204,060
	HOUSEHOLD PRODUCTS - 1.7%
5,211	elf Beauty, Inc.(a), (b)	520,631
5,125	Interparfums, Inc. (b)	722,727
		1,243,358
	INDUSTRIAL INTERMEDIATE PROD - 1.5%
4,959	Chart Industries, Inc.(a), (b)	1,049,275

	INDUSTRIAL SUPPORT SERVICES - 3.5%
3,712	Applied Industrial Technologies, Inc.	965,232
4,316	Herc Holdings, Inc.	880,291

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.5% (Continued)
18,354	WillScot Holdings Corporation(a)	$680,199
		2,525,722
	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
1,515	Evercore, Inc., Class A	441,274
3,982	Houlihan Lokey, Inc.	723,609
10,192	Moelis & Company, Class A	797,932
7,220	Tradeweb Markets, Inc., CLASS A	916,218
		2,879,033
	INTERNET MEDIA & SERVICES - 3.3%
23,171	Fiverr International Ltd.(a), (b)	715,289
16,674	Maplebear, Inc.(a)	805,021
26,684	Pinterest, Inc., Class A(a)	879,504
		2,399,814
	LEISURE FACILITIES & SERVICES - 4.7%
17,870	Dutch Bros, Inc.(a)	1,117,233
41,267	OneSpaWorld Holdings Ltd.	881,464
19,215	Sweetgreen, Inc.(a), (b)	632,558
4,374	Texas Roadhouse, Inc.	792,131
		3,423,386
	LEISURE PRODUCTS - 1.0%
1,095	Axon Enterprise, Inc.(a)	714,137

	MACHINERY - 3.1%
15,227	Flowserve Corporation	953,515
4,875	Lindsay Corporation	654,176
3,858	MSA Safety, Inc.	635,528
		2,243,219
	MEDICAL EQUIPMENT & DEVICES - 6.9%
108,368	Adaptive Biotechnologies Corporation(a), (b)	839,851
28,394	AngioDynamics, Inc.(a)	323,976
7,571	Lantheus Holdings, Inc.(a), (b)	700,393
72,648	Quanterix Corporation(a)	667,635
5,150	Repligen Corporation(a)	855,981
34,159	Stevanato Group SpA	765,503

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.9% (Continued)
2,450	West Pharmaceutical Services, Inc.	$836,798
		4,990,137
	OIL & GAS PRODUCERS - 1.0%
3,349	Cheniere Energy, Inc.	749,004

	OIL & GAS SERVICES & EQUIPMENT - 1.4%
21,038	Kodiak Gas Services, Inc.	984,157

	RENEWABLE ENERGY - 0.3%
3,184	Enphase Energy, Inc.(a), (b)	198,300

	RETAIL - CONSUMER STAPLES - 1.1%
7,042	Ollie’s Bargain Outlet Holdings, Inc.(a), (b)	785,253

	RETAIL - DISCRETIONARY - 2.0%
7,240	Beacon Roofing Supply, Inc.(a)	856,781
3,461	Boot Barn Holdings, Inc.(a), (b)	556,702
		1,413,483
	SEMICONDUCTORS - 5.3%
29,894	Aehr Test Systems(a), (b)	338,699
38,344	Allegro MicroSystems, Inc.(a)	923,707
13,846	Lattice Semiconductor Corporation(a)	789,499
489	Monolithic Power Systems, Inc.	311,674
4,332	Onto Innovation, Inc.(a)	887,020
2,598	SiTime Corporation(a)	530,512
		3,781,111
	SOFTWARE - 18.4%
33,253	ACV Auctions, Inc.(a)	703,633
10,270	BILL Holdings, Inc.(a)	993,828
11,637	Blackline, Inc.(a)	743,022
16,925	Clearwater Analytics Holdings, Inc., CLASS A(a)	476,608
26,364	Confluent, Inc., Class A(a)	782,484
1,293	CyberArk Software Ltd.(a)	479,677
13,649	Dynatrace, Inc.(a)	788,230

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	SOFTWARE - 18.4% (Continued)
50,722	Freshworks, Inc., Class A(a)	$943,429
11,166	Gitlab, Inc., Class A(a)	812,438
32,551	JFrog Ltd.(a)	1,131,473
2,929	MongoDB, Inc.(a)	800,554
8,331	Omnicell, Inc.(a)	374,812
31,066	Privia Health Group, Inc.(a)	709,858
6,627	Procore Technologies, Inc.(a), (b)	527,244
7,543	Q2 Holdings, Inc.(a)	717,867
13,849	Rapid7, Inc.(a)	533,463
28,022	SEMrush Holdings, Inc.(a)	488,704
12,371	Varonis Systems, Inc.(a)	561,149
13,082	Vertex, Inc., Class A(a), (b)	755,486
		13,323,959
	TECHNOLOGY HARDWARE - 0.7%
2,301	Fabrinet(a)	497,499

	TECHNOLOGY SERVICES - 5.6%
18,936	Endava plc, ADR - ADR(a)	613,905
8,423	ExlService Holdings, Inc.(a)	423,340
3,565	Globant SA(a)	760,486
1,582	MSCI, Inc.	944,090
6,926	Shift4 Payments, Inc., Class A(a), (b)	830,081
6,470	WNS Holdings LTD.(a)	396,288
		3,968,190

	TOTAL COMMON STOCKS (Cost $52,995,227)	70,292,800

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.3%
	MONEY MARKET FUNDS - 2.6%
1,815,040	Fidelity Investments Money Market Government Portfolio, Class I, 4.27% (Cost $1,815,040)(d)	1,815,040

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.3% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 15.7%
11,328,377	Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (Cost $11,328,377)(c)(d)	$11,328,377

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,143,417)	13,143,417

	TOTAL INVESTMENTS - 115.9% (Cost $66,138,644)	$83,436,217
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.9)%	(11,454,972)
	NET ASSETS - 100.0%	$71,981,245

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $10,868,462 at January 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $11,328,377 at January 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,026,145

	TOTAL CLOSED END FUNDS (Cost $861,698)	1,026,145

	COMMON STOCKS — 95.0%
	AEROSPACE & DEFENSE - 1.1%
375,757	Bharat Electronics Ltd.	1,261,327

	AUTOMOTIVE - 2.7%
30,000	BYD Company Ltd.	1,141,063
19,500	BYD Company Ltd., H Shares	685,224
8,381	Kia Corp	583,455
136,029	Sona Blw Precision Forgings Ltd.	788,897
		3,198,639
	BANKING - 16.6%
165,938	Axis Bank Ltd.	1,879,229
202,900	Banco do Brasil S.A.	961,430
3,846,100	Bank Central Asia Tbk P.T.	2,221,951
177,500	Bank of the Philippine Islands	353,055
24,400	Bank Polska Kasa Opieki S.A.	957,103
7,885,000	Bank Rakyat Indonesia Persero Tbk P.T.	2,036,247
190,700	BDO Unibank, Inc.	449,167
203,000	China Merchants Bank Company Ltd., H Shares	1,116,496
4,500	Credicorp Ltd.	823,950
370,346	FirstRand Ltd.	1,506,843
117,163	HDFC Bank Ltd.	2,292,129
65,148	Itau Unibanco Holding S.A. - ADR	377,858
33,275	KB Financial Group, Inc.	2,079,898
1,386,200	Public Bank Bhd	1,339,693
62,405	Saudi Awwal Bank	598,057
201,100	SCB X PCL	742,894
		19,736,000

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	BEVERAGES - 2.6%
37,860	Eastroc Beverage Group Company Ltd.	$1,271,027
19,800	Heineken Malaysia Bhd	108,089
272,474	Varun Beverages Ltd.	1,687,643
		3,066,759
	CHEMICALS - 0.4%
6,260,100	AKR Corporindo Tbk P.T.	425,529

	E-COMMERCE DISCRETIONARY - 5.1%
4,500	Alibaba Group Holding Ltd. - ADR	444,780
328,341	Alibaba Group Holding Ltd.	4,027,512
72,300	JD.com, Inc.	1,470,613
		5,942,905
	ELECTRIC UTILITIES - 1.6%
57,780	ACEN Corporation	3,063
331,400	CGN Power Company Ltd.	168,883
20,104	Metlen Energy & Metals S.A.	722,108
170,000	Shenzhen Envicool Technology Company Ltd.	959,227
		1,853,281
	ELECTRICAL EQUIPMENT - 1.6%
371,428	NARI Technology Company Ltd.	1,185,678
80,300	Shenzhen Inovance Technology Company Ltd.	669,854
		1,855,532
	ENGINEERING & CONSTRUCTION - 2.3%
216,000	Afcons Infrastructure Ltd.(a)	1,177,462
36,521	Larsen & Toubro Ltd.	1,497,761
		2,675,223
	FOOD - 0.2%
1,876,400	Monde Nissin Corporation	213,081

	GAS & WATER UTILITIES - 1.6%
117,200	Cia de Saneamento Basico do Estado de Sao Paulo	1,898,200

	HEALTH CARE FACILITIES & SERVICES - 3.5%
1,175,600	Bangkok Dusit Medical	817,887

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5% (Continued)
263,076	Max Healthcare Institute Ltd.	$3,210,110
		4,027,997
	HOME & OFFICE PRODUCTS - 0.7%
89,100	Midea Group Co Ltd(a)	866,209

	HOUSEHOLD PRODUCTS - 0.5%
53,600	Proya Cosmetics Co Ltd	622,433

	INSURANCE - 3.7%
269,200	AIA Group Ltd.	1,892,479
1,236,000	PICC Property & Casualty Company Ltd., H Shares	2,008,127
52,800	Prudential PLC	439,473
		4,340,079
	INTERNET MEDIA & SERVICES - 10.1%
152,600	Tencent Holdings Ltd.	8,028,927
42,800	Trip.com Group Ltd. - ADR(a),(b)	3,003,276
371,650	Zomato Ltd.(a)	940,818
		11,973,021
	LEISURE FACILITIES & SERVICES - 3.3%
260,300	Jollibee Foods Corporation	989,158
94,074	Juniper Hotels Ltd.(a)	308,803
398,541	Lemon Tree Hotels Ltd.(a)	622,986
1,026,839	Minor International PCL	726,539
75,432	OPAP S.A.	1,292,974
		3,940,460
	MEDICAL EQUIPMENT & DEVICES - 0.6%
23,700	Shenzhen Mindray Bio-Medical Electronics Co.	763,663

	METALS & MINING - 1.3%
340,000	Zijin Mining Group Company Ltd., H Shares	642,736
427,600	Zijin Mining Group Company Ltd.	968,766
		1,611,502
	OIL & GAS PRODUCERS - 1.1%
376,189	Gazprom PJSC(a),(c),(d)	—

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	OIL & GAS PRODUCERS - 1.1% (Continued)
1,070,000	PetroChina Company Ltd., H Shares	$818,043
137,510	PTT Exploration & Production PCL	516,132
		1,334,175
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
412,507	ADNOC Drilling Company PJSC	606,463

	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
1,222,200	Ayala Land, Inc.	464,663

	RETAIL - CONSUMER STAPLES - 0.0%(e)
8,512	Magnit PJSC(a),(c),(d)	—

	RETAIL - DISCRETIONARY - 1.7%
216	LPP S.A.	871,468
51,420	SM Investments Corporation	684,523
124,500	Vivara Participacoes S.A.	456,189
		2,012,180
	SEMICONDUCTORS - 16.7%
6,000	Alchip Technologies Ltd.	554,081
3,000	ASPEED Technology, Inc.	314,086
9,000	eMemory Technology, Inc.	881,776
62,000	MediaTek, Inc.	2,665,329
8,449	SK Hynix, Inc.	1,134,854
431,608	Taiwan Semiconductor Manufacturing Company Ltd.	14,298,372
		19,848,498
	SPECIALTY FINANCE - 1.1%
30,900	Qifu Technology, Inc. - ADR	1,232,910

	TECHNOLOGY HARDWARE - 7.1%
76,099	Accton Technology Corporation	1,734,665
109,000	Delta Electronics, Inc.	1,409,850
19,000	Lotes Company Ltd.	1,062,655
129,000	Quanta Computer Inc	1,015,222

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	TECHNOLOGY HARDWARE - 7.1% (Continued)
87,041	Samsung Electronics Company Ltd.	$3,101,365
		8,323,757
	TECHNOLOGY SERVICES - 2.3%
4,900	Globant SA(a)	1,045,268
77,891	Infosys Ltd.	1,694,008
		2,739,276
	TELECOMMUNICATIONS - 1.9%
118,803	Bharti Airtel Ltd.	2,221,041

	TRANSPORTATION & LOGISTICS - 1.6%
105,000	Full Truck Alliance Company Ltd. - ADR	1,182,300
99,576	Spring Airlines Company Ltd.	741,633
		1,923,933
	TRANSPORTATION EQUIPMENT - 0.5%
10,296	Eicher Motors Ltd.	615,681

	WHOLESALE - CONSUMER STAPLES - 0.6%
122,550	Zabka Group S.A.(a)	702,083

	TOTAL COMMON STOCKS (Cost $91,805,448)	112,296,500

	PREFERRED STOCKS — 0.8%
	AUTOMOTIVE — 0.3%
3,206	Hyundai Motor Company	363,962

	TECHNOLOGY HARDWARE — 0.5%
18,090	Samsung Electronics Company Ltd.	529,722

	TOTAL PREFERRED STOCKS (Cost $1,157,302)	893,684

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	COLLATERAL FOR SECURITIES LOANED - 2.7%
3,177,900	Mount Vernon Liquid Assets Portfolio, LLC, 4.44%(f),(g)	$3,177,900

	MONEY MARKET FUNDS - 3.5%
4,122,660	First American Government Obligations Fund, Class X, 4.32%(g)	4,122,660

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,300,560)	7,300,560

	TOTAL INVESTMENTS - 102.9% (Cost $101,125,008)	$121,516,889
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(3,480,575)
	NET ASSETS - 100.0%	$118,036,314

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,973,243 at January 31, 2025.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(d)	Illiquid security.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $3,177,900 at January 31, 2025.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9%
	AEROSPACE & DEFENSE - 1.7%
5,586	Airbus S.E.	$965,466
1,950	Dassault Aviation S.A.	439,680
155	Hanwha Aerospace Company Ltd.	42,370
2,185	Leonardo SpA	68,210
3,316	MTU Aero Engines A.G.	1,131,905
		2,647,631
	APPAREL & TEXTILE PRODUCTS - 1.4%
1,083	adidas A.G.	285,321
3,500	Asics Corporation	78,021
4,417	Compagnie Financiere Richemont S.A.	853,917
918	Gildan Activewear, Inc.	47,378
55,100	Huali Industrial Group Company Ltd.	568,152
1,863	Swatch Group A.G. (The)	345,152
		2,177,941
	ASSET MANAGEMENT - 1.5%
1,938	EQT A.B.	63,274
542	EXOR N.V.	51,314
130,100	Huatai Securities Company Ltd.	306,221
13,041	Industrivarden A.B., C Shares	460,786
21,354	Investor A.B.	608,056
22,355	UBS Group A.G.(a)	789,438
		2,279,089
	AUTOMOTIVE - 2.0%
2,572	Bayerische Motoren Werke A.G.	208,708
4,244	Hyundai Mobis Company Ltd.	764,082
681	Hyundai Motor Company	95,628
1,761	Kia Corp	122,595
10,881	Mercedes-Benz Group A.G.	661,486
86,600	Ningbo Joyson Electronic Corporation	204,477
246	Rheinmetall A.G.	192,181
48,435	Seres Group Company Ltd.	892,903
		3,142,060

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	BANKING - 21.3%
58,560	ABN AMRO Bank N.V.	$981,468
167,000	Agricultural Bank of China Ltd., H Shares	91,976
8,593	AIB Group plc	50,489
0	Akbank T.A.S.	1
27,239	Alpha Bank AE	50,074
30,481	Banco Bilbao Vizcaya Argentaria S.A.	346,754
209,983	Banco BPM SpA	1,844,355
24,156	Banco de Sabadell S.A.	56,896
198,500	Banco do Brasil S.A.	940,581
85,730	Banco Santander S.A.	438,982
43,107	Bancolombia S.A.	448,123
1,612	Bank Handlowy w Warszawie S.A.	38,846
6,714	Bank Hapoalim BM	86,141
8,455	Bank Leumi Le-Israel BM	105,826
4,404,000	Bank of China Ltd., H Shares	2,278,268
1,150,000	Bank of Communications Company Ltd., H Shares	930,288
229,387	Bank of Ireland Group PLC	2,277,455
79,615	Barclays plc	291,838
31,712	BNK Financial Group, Inc.	263,732
16,994	BNP Paribas S.A. - ADR	579,325
42,074	BNP Paribas S.A.	2,871,821
20,483	CaixaBank S.A.	123,894
475	Capitec Bank Holdings Ltd.	75,633
760,000	China CITIC Bank Corp Ltd., H Shares	542,835
1,080,000	China Construction Bank Corporation, H Shares	878,796
350,500	China Minsheng Banking Corp Ltd., H Shares	167,216
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	166,480
361	Credicorp Ltd.	66,099
3,867	Danske Bank A/S	115,460
10,219	Deutsche Bank A.G.	199,800
8,880	Emirates NBD Bank PJSC	50,408
6,688	Erste Group Bank A.G.	412,856

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	BANKING - 21.3% (Continued)
6,555	FinecoBank Banca Fineco SpA	$124,351
27,735	FirstRand Ltd.	112,847
1	Haci Omer Sabanci Holding A/S	2
10,225	Hana Financial Group, Inc.	422,239
36,376	Industrial & Commercial Bank of China Ltd. - ADR	495,077
1,630,000	Industrial & Commercial Bank of China Ltd., H Shares	1,109,481
128,271	ING Groep N.V.	2,130,317
110,337	Intesa Sanpaolo SpA	477,203
24,441	Intesa Sanpaolo SpA - ADR	637,421
6,727	Israel Discount Bank Ltd., Class A	49,189
197,758	Itau Unibanco Holding S.A. - ADR	1,146,996
8,000	Japan Post Bank Company Ltd.	82,757
15,000	Kasikornbank PCL	71,097
12,641	KB Financial Group, Inc.	790,142
115,200	Krung Thai Bank PCL	77,895
354,766	Lloyds Banking Group plc	272,814
671,237	Lloyds Banking Group plc - ADR	2,047,274
48,888	Nordea Bank Abp	581,195
15,765	NU Holdings Ltd./Cayman Islands, CLASS A(d)	208,729
1,218	OTP Bank Nyrt	75,361
248,000	Postal Savings Bank of China Company Ltd., H Shares	148,050
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	73,826
775,890	Sberbank of Russia PJSC(b),(c),(d)	—
24,500	SCB X PCL	90,507
2,831	Shinhan Financial Group Company Ltd.	98,386
8,812	Skandinaviska Enskilda Banken A.B.	124,898
3,214	Societe Generale S.A.	103,956
19,500	Sumitomo Mitsui Financial Group, Inc.	480,575
3,300	Sumitomo Mitsui Trust Holdings, Inc.	82,985
8,239	Svenska Handelsbanken A.B., A Shares	91,150
4,659	Swedbank A.B., Class A	101,438
1	Turkiye Is Bankasi A/S	0
61,393	UniCredit SpA - ADR(a)	1,416,950

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	BANKING - 21.3% (Continued)
21,414	UniCredit SpA	$982,634
1,284,860,000	VTB Bank PJSC(b),(c),(d)	—
0	Yapi ve Kredi Bankasi A/S	0
		32,480,458
	BIOTECH & PHARMA - 2.2%
18,700	Daiichi Sankyo Company Ltd.	521,401
6,300	Otsuka Holdings Company Ltd.	328,992
3,728	Roche Holding A.G.	1,172,017
51,800	Takeda Pharmaceutical Company Ltd.	1,393,520
3,857	Teva Pharmaceutical Industries Ltd. - ADR(d)	68,385
		3,484,315
	CHEMICALS - 0.2%
58,000	Hubei Dinglong Company Ltd.(d)	207,457
2,728	Nutrien Ltd.	140,847
10,128	PhosAgro PJSC(b),(c),(d)	—
		348,304
	COMMERCIAL SUPPORT SERVICES - 0.1%
300	Compass Group plc - ADR	10,344
838	SGS S.A.	81,405
		91,749
	CONSTRUCTION MATERIALS - 1.0%
728	Heidelberg Materials A.G.	102,361
3,018	Holcim A.G.	302,486
658,000	Huaxin Cement Company Ltd., Class A	1,119,866
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		1,524,713
	CONTAINERS & PACKAGING - 0.1%
7,938	Brambles Ltd.	96,964

	DIVERSIFIED INDUSTRIALS - 0.2%
1,625	Alfa Laval A.B.	72,434
18,400	Mitsubishi Heavy Industries Ltd.	269,308
		341,742

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4%
6,679	JD.com, Inc. - ADR	$271,969
37,400	Rakuten, Inc.(d)	234,857
400	ZOZO, Inc.	13,122
		519,948
	ELECTRIC UTILITIES - 1.0%
770	Brookfield Renewable Corporation	20,510
2,963	Emera, Inc.	112,554
11,468	Fortis, Inc.	488,766
3,800	Kansai Electric Power Company, Inc. (The)	41,928
292,100	Tokyo Electric Power Company Holdings, Inc.(d)	765,570
		1,429,328
	ELECTRICAL EQUIPMENT - 3.3%
62,916	ABB Ltd.	3,433,493
4,467	Assa Abloy A.B., Class B	136,847
1,400	Daikin Industries Ltd.	164,457
23,600	Goneo Group Company Ltd.	232,461
65,400	Guangzhou Shiyuan Electronic Technology Company	317,437
16,737	Hexagon A.B.	193,769
10,700	Mitsubishi Electric Corporation	175,396
1,433	Prysmian SpA	99,601
215	Schindler Holding A.G.	62,128
2,778	Siemens Energy A.G.(d)	165,155
		4,980,744
	ENGINEERING & CONSTRUCTION - 0.0%(e)
1	Enka Insaat ve Sanayi A/S	1

	ENTERTAINMENT CONTENT - 2.8%
5,800	Bandai Namco Holdings, Inc.	143,874
1,830	CD Projekt S.A.	94,633
551,400	Giant Network Group Company Ltd.	968,897
119,300	Kingnet Network Company Ltd.	229,913
16,000	Konami Group Corporation	1,472,953
11,000	NetEase, Inc.	226,103

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	ENTERTAINMENT CONTENT - 2.8% (Continued)
30,400	Nexon Company Ltd.	$394,953
1,993	Sea Ltd. - ADR(d)	242,728
8,100	Toho Company Ltd.	365,068
		4,139,122
	FOOD - 0.9%
73,019	BRF S.A. - ADR	273,821
13,100	JBS S/A	80,091
1,350,500	WH Group Ltd.	1,053,497
		1,407,409
	GAS & WATER UTILITIES - 0.0%(e)
1,800	Tokyo Gas Company Ltd.	50,923

	HOME & OFFICE PRODUCTS - 0.5%
1	Arcelik A/S(d)	3
134,400	Haier Smart Home Company Ltd.	516,172
17,400	Haier Smart Home Company Ltd., H Shares	57,550
48,000	Hisense Home Appliances Group Company Ltd., H Shares	167,256
		740,981
	HOME CONSTRUCTION - 0.1%
175	Geberit A.G.	97,613

	HOUSEHOLD PRODUCTS - 0.1%
3,401	Essity A.B., Class B - Series B	86,129
2,500	Kao Corporation	99,138
		185,267
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
233	VAT Group A.G.	89,512

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
8,429	B3 S.A. - Brasil Bolsa Balcao - ADR	48,720
30,000	B3 S.A. - Brasil Bolsa Balcao	56,913
6,145	Computershare Ltd.	133,522
761	Deutsche Boerse A.G.	187,848
75,400	Everbright Securities Company Ltd.	73,678

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
5,200	Japan Exchange Group, Inc.	$54,948
16,200	Nomura Holdings, Inc.	105,330
9,300	Shenwan Hongyuan Group Company Ltd.	6,452
		667,411
	INSURANCE - 8.2%
181,400	AIA Group Ltd.	1,275,244
5,519	Allianz S.E.	1,798,157
821	ASR Nederland N.V.	40,425
58,619	Aviva plc	371,623
364,000	China Life Insurance Company Ltd., H Shares	675,714
13,600	China Pacific Insurance Group Company Ltd., H Shares	40,511
3,700	Dai-ichi Life Holdings, Inc.	101,036
12,290	Generali	388,841
7,097	Hyundai Marine & Fire Insurance Company Ltd.	120,173
14,300	Japan Post Holdings Company Ltd.	149,360
41,400	MS&AD Insurance Group Holdings, Inc.	858,445
416	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	225,310
35,287	NN Group N.V.	1,618,279
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	1,183,217
2,533	Sampo OYJ, A Shares	104,482
3,712	Samsung Fire & Marine Insurance Company Ltd.	966,578
61,100	Sompo Holdings, Inc.	1,703,959
2,700	T&D Holdings, Inc.	51,371
10,200	Tokio Marine Holdings, Inc.	336,454
816	Zurich Insurance Group A.G.	494,483
		12,503,662
	INTERNET MEDIA & SERVICES - 0.8%
10,828	Grab Holdings Ltd.(d)	49,592
1,473	Meituan - ADR(d)	56,195
748	NAVER Corporation	110,513
841	Spotify Technology S.A.(d)	461,331
10,500	Tencent Holdings Ltd.	552,449
		1,230,080

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
2,945	Aristocrat Leisure Ltd.	$136,881
962	Evolution A.B.	73,801
12,000	Galaxy Entertainment Group Ltd.	52,218
63,200	H World Group Ltd.	204,603
3,100	InterContinental Hotels Group plc - ADR(a)	417,632
148,800	Shanghai Jinjiang International Hotels Company	542,731
359,100	Wanda Film Holding Company Ltd.(d)	547,072
2,981	Yum China Holdings, Inc.	137,871
1,200	Zensho Holdings Company Ltd.	66,206
		2,179,015
	MACHINERY - 1.5%
17,310	Atlas Copco A.B.	257,330
11,300	FANUC Corporation	336,672
504	Kongsberg Gruppen ASA	59,826
852,000	Sinomach Heavy Equipment Group Company Ltd.(d)	340,392
7,000	Techtronic Industries Company Ltd.	94,142
65,500	WEG S.A.	620,848
29,300	Yokogawa Electric Corporation	643,213
		2,352,423
	MEDICAL EQUIPMENT & DEVICES - 1.7%
3,548	Alcon, Inc.(a)	323,426
2,426	APT Medical, Inc.	126,907
3,955	Bausch + Lomb Corporation(d)	68,619
11,700	Hoya Corporation	1,571,258
3,961	Lifco A.B., Class B	129,883
6,500	Olympus Corporation	98,651
12,700	Terumo Corporation	238,446
		2,557,190
	METALS & MINING - 3.2%
13,226	Agnico Eagle Mines Ltd.(a)	1,229,181
26,862	Barrick Gold Corporation	439,731
3,875	First Quantum Minerals Ltd.(d)	48,488

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	METALS & MINING - 3.2% (Continued)
1,998	Franco-Nevada Corporation(a)	$271,648
233,396	Kinross Gold Corporation	2,632,706
378,500	MMC Norilsk Nickel PJSC(b),(c),(d)	—
6,021	Northern Star Resources Ltd.	63,697
1,994	Rio Tinto plc	120,103
2,456	Wheaton Precious Metals Corporation	153,426
		4,958,980
	OIL & GAS PRODUCERS - 4.9%
14,112	BP PLC - ADR	438,319
105,666	BP PLC	546,734
7,629	Cenovus Energy, Inc.	110,314
1,214,000	China Petroleum & Chemical Corporation, H Shares	663,931
28,916	Empresas COPEC S.A.	193,223
13,915	Enbridge, Inc.(a)	601,685
17,700	ENEOS Holdings, Inc.	88,990
11,818	Eni SpA	166,249
34,879	Equinor ASA - ADR	836,747
6,389	Equinor ASA	153,870
247,390	Gazprom PJSC(b),(c),(d)	—
87,530	Gazprom PJSC - ADR(b),(c),(d)	—
37,200	Inpex Corporation	443,978
24,250	LUKOIL PJSC(b),(c),(d)	—
1,184,100	PetroChina Company Ltd., H Shares	905,276
20,200	Petroleo Brasileiro S.A.	143,920
115,514	Petroleo Brasileiro S.A. - ADR(a)	1,641,454
55,200	PTT PCL	51,343
9,462	Repsol S.A.	109,881
117,940	Rosneft Oil Company PJSC(b),(c),(d)	—
6,936	Suncor Energy, Inc.	260,181
6,830	Tatneft PJSC(b),(c),(d)	—
		7,356,095
	PUBLISHING & BROADCASTING - 0.0%(e)
7,110	Informa plc	75,880

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
66,500	Hongkong Land Holdings Ltd.	$289,940
7,500	Sun Hung Kai Properties Ltd.	67,044
204,000	Wharf Real Estate Investment Company Ltd.	507,630
		864,614
	REAL ESTATE SERVICES - 0.0%(e)
269	FirstService Corporation	48,910

	RENEWABLE ENERGY - 0.0%(e)
5,304	Vestas Wind Systems A/S(d)	72,955

	RETAIL - CONSUMER STAPLES - 1.2%
13,500	CK Hutchison Holdings Ltd.	67,981
1,414	Dollarama, Inc.	133,776
319	George Weston Ltd.	49,298
11,000	Kobe Bussan Company Ltd.	249,988
5,373	Loblaw Companies Ltd.	672,622
4,269	Metro, Inc.	266,680
2,000	Pan Pacific International Holdings Corporation	55,687
27,000	Wal-Mart de Mexico S.A.B de C.V.	70,342
6,459	Woolworths Group Ltd.	121,386
		1,687,760
	RETAIL - DISCRETIONARY - 1.6%
2,200	Fast Retailing Company Ltd.	724,637
3,254	Hennes & Mauritz A.B., Class B	43,351
5,896	Industria de Diseno Textil S.A.	319,789
819	Moncler SpA	51,805
700	Nitori Holdings Company Ltd.	81,979
439	Pandora A/S	83,989
1,011,300	Shanghai Yuyuan Tourist Mart Group Company Ltd., Class A	785,845
6,267	Wesfarmers Ltd.	295,074
16,000	Zhongsheng Group Holdings Ltd.	25,303
		2,411,772
	SEMICONDUCTORS - 5.4%
4,400	Advantest Corporation	243,281

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SEMICONDUCTORS - 5.4% (Continued)
44,427	Amlogic Shanghai Company Ltd.(d)	$517,795
17,000	ASE Technology Holding Company Ltd.	87,591
236	ASM International N.V.	136,817
27,900	JCET Group Company Ltd.	150,138
7,000	MediaTek, Inc.	300,924
2,000	Realtek Semiconductor Corporation	32,700
12,000	Rockchip Electronics Company Ltd.	274,749
2,672	SK Hynix, Inc.	358,898
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	5,565,527
3,900	Tokyo Electron Ltd.	657,914
		8,326,334
	SOFTWARE - 5.4%
520	Check Point Software Technologies Ltd.(d)	113,370
136	Constellation Software, Inc.	444,672
222	CyberArk Software Ltd.(d)	82,358
3,652	Dassault Systemes S.E.	142,470
6,670	Descartes Systems Group, Inc. (The)(d)	772,517
200	Monday.com Ltd.(d)	51,092
1,618	Nice Ltd. - ADR(a),(d)	268,815
324	Nice Ltd.(d)	54,164
6,500	Obic Company Ltd.	194,138
1,699	Open Text Corporation	49,976
260	Pro Medicus Ltd.	44,476
2,528	Sage Group plc (The)	42,021
7,897	SAP S.E.	2,174,515
5,050	SAP S.E. - ADR(a)	1,394,103
17,089	Shopify, Inc., Class A(a),(d)	1,994,234
10,300	TIS, Inc.	227,762
369	Wix.com Ltd.(d)	88,150
814	Xero Ltd.(d)	91,580
		8,230,413

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SPECIALTY FINANCE - 0.5%
1,077	AerCap Holdings N.V.	$102,961
6,400	ORIX Corporation	135,196
20,481	Samsung Card Company Ltd.	588,635
		826,792
	TECHNOLOGY HARDWARE - 4.8%
70,790	Anker Innovations Technology Company Ltd.	1,065,290
3,000	Asustek Computer, Inc.	54,207
10,100	Brother Industries Ltd.	177,974
13,700	Canon, Inc.	441,568
46,000	Chicony Electronics Company Ltd.	211,453
16,200	FUJIFILM Holdings Corporation	356,929
154,808	Hisense Visual Technology Company Ltd.	506,821
81,000	Hon Hai Precision Industry Company Ltd.	429,336
8,679	Hygon Information Technology Company Ltd.	154,640
8,800	Kyocera Corporation	91,349
42,000	Lenovo Group Ltd.	50,653
538	LG Electronics, Inc.	30,926
9,002	Logitech International S.A.(a)	888,534
7,300	Nintendo Company Ltd.	478,948
25,690	Nokia OYJ	121,045
37,000	Panasonic Holdings Corporation	377,565
16,000	Quanta Computer Inc	125,919
43,965	Samsung Electronics Company Ltd.	1,566,521
14,277	Telefonaktiebolaget LM Ericsson, Class B	107,500
7,900	Xiamen Faratronic Company Ltd.	134,767
		7,371,945
	TECHNOLOGY SERVICES - 3.2%
120	Adyen N.V.(d)	193,543
3,106	CGI, Inc.	365,994
11,851	Experian plc	583,875
8,900	Fujitsu Ltd.	172,136
18,100	Nomura Research Institute Ltd.	611,592

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	TECHNOLOGY SERVICES - 3.2% (Continued)
16,388	RELX plc - ADR	$817,597
16,019	RELX plc	794,768
20,400	Sangfor Technologies, Inc.	168,273
6,620	Wolters Kluwer N.V.	1,201,667
		4,909,445
	TELECOMMUNICATIONS - 4.0%
34,036	BT Group PLC	59,663
874,038	China United Network Communications Ltd., Class A	590,775
96,561	Deutsche Telekom A.G.	3,236,998
17,600	KDDI Corporation	586,403
585,800	Nippon Telegraph & Telephone Corporation	576,732
14,639	Rogers Communications Inc, Class B	402,007
47,500	Singapore Telecommunications Ltd.	116,057
68,300	SoftBank Corporation	87,858
6,023	Tele2 A.B., B Shares	67,002
5,447	TIM S.A. - ADR	72,118
17,189	Vodafone Group plc - ADR	146,794
245,517	Vodafone Group plc	209,202
		6,151,609
	TOBACCO & CANNABIS - 1.0%
40,680	British American Tobacco plc - ADR	1,612,555

	TRANSPORTATION & LOGISTICS - 3.1%
21,600	ANA Holdings, Inc.	405,225
6,996	Canadian National Railway Company	731,152
4,100	Central Japan Railway Company	76,047
534,000	China Eastern Airlines Corp Ltd.(d)	171,667
10,700	East Japan Railway Company	190,509
152,700	Eastern Air Logistics Company Ltd.	346,162
30,100	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	284,241
4,776	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	361,065
1,130	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	209,446
1,173,800	Nanjing Tanker Corporation(d)	517,880
25,500	Nippon Express Holdings Company Ltd.	413,335

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1% (Continued)
3,924	Poste Italiane SpA	$59,503
4,627	Ryanair Holdings plc - ADR(a)	216,035
463	TFI International, Inc.	61,006
1	Turk Hava Yollari AO(d)	9
673,400	YUNDA Holding Group Company Ltd.	701,193
		4,744,475
	TRANSPORTATION EQUIPMENT - 1.9%
322,198	China CSSC Holdings Ltd.	1,495,221
7,161	Korea Shipbuilding & Offshore Engineering Company(d)	1,132,410
17,634	Wartsila OYJ Abp	332,850
		2,960,481
	WHOLESALE - DISCRETIONARY - 0.1%
9,600	Pop Mart International Group Ltd.	116,430
5,100	Toyota Tsusho Corporation	86,143
		202,573

	TOTAL COMMON STOCKS (Cost $139,194,418)	146,559,183

	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.6%
11,651	iShares Core MSCI EAFE ETF	857,280
1,196	iShares MSCI Eurozone ETF	60,482
		917,762

	TOTAL EXCHANGE-TRADED FUNDS (Cost $877,760)	917,762

	PREFERRED STOCKS — 2.8%
	AUTOMOTIVE — 0.4%
4,098	Hyundai Motor Company	447,234
1,238	Volkswagen A.G.	126,136
		573,370

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares				Fair Value
	PREFERRED STOCKS — 2.8% (Continued)
	BANKING — 0.8%
28,800	Banco Bradesco S.A.			$59,711
44,474	Bancolombia S.A.			440,117
120,800	Itau Unibanco Holding S.A.			699,077
				1,198,905
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.			307,345

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.			624,178

	OIL & GAS PRODUCERS — 0.6%
148,000	Petroleo Brasileiro S.A.			953,704

	TECHNOLOGY HARDWARE — 0.4%
19,632	Samsung Electronics Company Ltd.			574,875

	TOTAL PREFERRED STOCKS (Cost $4,128,197)			4,232,377

		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	SOFTWARE - 0.0% (e)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 5.6%
	COLLATERAL FOR SECURITIES LOANED - 5.3%
8,123,725	Mount Vernon Liquid Assets Portfolio, LLC, 4.44%(f),(g)			8,123,725

	MONEY MARKET FUNDS - 0.3%
430,473	Fidelity Government Portfolio, Class I, 4.27%(g)			430,473

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,554,198)			8,554,198

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Fair Value

TOTAL INVESTMENTS - 104.9% (Cost $152,754,573)	$160,263,520
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%	(7,487,714)
NET ASSETS - 100.0%	$152,775,806

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

SA	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,863,582 at January 31, 2025.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $8,123,725 at January 31, 2025.

(g)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.2%
	COMMODITY - 0.0%(a)
1,000	iShares GSCI Commodity Dynamic Roll Strategy ETF(b)	$26,160

	EQUITY - 31.2%
147,500	Franklin FTSE Japan ETF	4,293,725
116,700	Franklin FTSE United Kingdom ETF	3,208,083
32,900	Invesco Nasdaq 100 ETF	7,073,171
64,100	SPDR EURO STOXX 50 ETF	3,340,892
12,783	SPDR S&P 500 ETF Trust	7,693,065
		25,608,936

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,121,576)	25,635,096

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	NON U.S. GOVERNMENT & AGENCIES — 5.4%
	SUPRANATIONAL — 5.4%
1,500,000	Asian Development Bank	2.6250	01/12/27	1,453,473
1,500,000	International Bank for Reconstruction & Development	0.6250	04/22/25	1,487,656
1,500,000	International Bank for Reconstruction & Development	0.3750	07/28/25	1,471,246
				4,412,375
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,411,687)			4,412,375

	U.S. GOVERNMENT & AGENCIES — 49.4%
	U.S. TREASURY NOTES — 49.4%
1,500,000	United States Treasury Note	2.0000	02/15/25	1,499,737
2,750,000	United States Treasury Note	1.1250	02/28/25	2,743,853
2,500,000	United States Treasury Note	1.7500	03/15/25	2,493,577
3,000,000	United States Treasury Note	0.5000	03/31/25	2,982,926
2,250,000	United States Treasury Note	0.3750	04/30/25	2,229,191
2,500,000	United States Treasury Note	2.1250	05/15/25	2,484,879
2,500,000	United States Treasury Note	0.2500	05/31/25	2,467,403
2,500,000	United States Treasury Note	2.7500	06/30/25	2,484,702
2,500,000	United States Treasury Note	2.8750	07/31/25	2,482,908

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.4% (Continued)
	U.S. TREASURY NOTES — 49.4% (Continued)
2,500,000	United States Treasury Note	2.0000	08/15/25	$2,469,738
2,000,000	United States Treasury Note	0.2500	09/30/25	1,948,250
1,500,000	United States Treasury Note	0.2500	10/31/25	1,456,523
1,500,000	United States Treasury Note	2.8750	11/30/25	1,483,162
1,500,000	United States Treasury Note	3.8750	01/15/26	1,495,274
2,000,000	United States Treasury Note	0.5000	02/28/26	1,922,107
1,000,000	United States Treasury Note	2.2500	03/31/26	977,676
1,500,000	United States Treasury Note	0.7500	08/31/26	1,421,162
2,000,000	United States Treasury Note	0.8750	09/30/26	1,893,516
2,000,000	United States Treasury Note	1.1250	10/31/26	1,896,719
2,000,000	United States Treasury Note	1.2500	12/31/26	1,891,641
				40,724,944
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,668,328)			40,724,944

Shares
	SHORT-TERM INVESTMENTS — 12.0%
	MONEY MARKET FUNDS - 12.0%
9,893,216	MSILF Government Portfolio, Institutional Class, 4.31% (Cost $9,893,216)(c)			9,893,216

	TOTAL INVESTMENTS - 98.0% (Cost $72,094,807)			$80,665,631
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%			1,628,611
	NET ASSETS - 100.0%			$82,294,242

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
32	French Government Bond Futures	03/07/2025	$4,092,630	$(14,698)
61	Long Gilt Future	03/28/2025	7,017,747	56,548
	TOTAL LONG FUTURES CONTRACTS			$41,850

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
14	CBOT 10 Year US Treasury Note Future	03/21/2025	$1,523,813	$(1,766)
13	CME E-Mini NASDAQ 100 Index Future	03/24/2025	5,613,205	77,582
21	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	6,370,612	15,000
12	Eurex 10 Year Euro BUND Future	03/07/2025	1,648,430	(12,008)
39	Eurex EURO STOXX 50 Future	03/24/2025	2,138,997	(91,713)
1	Euro-BTP Italian Bond Futures	03/07/2025	124,225	(799)
18	FTSE 100 Index Future	03/24/2025	1,933,307	(76,598)
10	TSE TOPIX (Tokyo Price Index) Future	03/14/2025	1,799,670	(45,721)
	TOTAL SHORT FUTURES CONTRACTS			$(136,023)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation
To Buy:
Japanese Yen	02/20/2025	US Bank	110,000,000	$710,509	$3,325
				$710,509	$3,325

To Sell:
British Pound	02/20/2025	US Bank	2,350,000	$2,914,128	$55,200
Euro	02/20/2025	US Bank	2,950,000	3,060,012	70,725
Japanese Yen	02/20/2025	US Bank	735,000,000	4,747,491	78,451
				$10,721,631	$204,376

Total					$207,701

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),( (l)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 40.2%
	AUTOMOTIVE — 1.1%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,480,839

	BANKING — 13.5%
2,500,000	ABN AMRO Bank N.V.(c),(d)	H15T1Y + 1.550%	6.5750	10/13/26	2,525,165
1,805,000	Bank of Nova Scotia (The)(d)	H15T5Y + 4.551%	4.9000	09/04/68	1,804,112
2,385,000	Barclays plc		3.6500	03/16/25	2,381,719
3,545,000	HSBC Holdings plc(e)	SOFRRATE + 1.430%	5.8620	03/10/26	3,548,241
2,005,000	JPMorgan Chase & Company(e)	US0003M + 0.550%	5.3800	02/01/27	1,979,501
950,000	Mitsubishi UFJ Financial Group, Inc.(d)	H15T1Y + 1.080%	5.7190	02/20/26	950,390
3,550,000	NatWest Group plc(d)	H15T1Y + 2.850%	7.4720	11/10/26	3,618,996
4,615,000	Societe Generale S.A.(c)		5.2500	02/19/27	4,618,861
4,735,000	Synchrony Bank		5.4000	08/22/25	4,746,238
5,145,000	Wells Fargo & Company(e)	US0003M + 0.500%	5.0640	01/15/27	5,072,807
795,000	Wells Fargo & Company		5.9500	12/01/86	800,165
					32,046,195
	BIOTECH & PHARMA — 0.7%
1,750,000	Biocon Biologics Global plc(c)		6.6700	10/09/29	1,705,309

	COMMERCIAL SUPPORT SERVICES — 0.3%
725,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	745,929

	CONSUMER SERVICES — 0.9%
2,300,000	Grand Canyon University		5.1250	10/01/28	2,182,664

	E-COMMERCE DISCRETIONARY — 1.8%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	2,078,507

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 40.2% (Continued)
	E-COMMERCE DISCRETIONARY — 1.8% (Continued)
2,010,000	Rakuten Group, Inc.(c),(f)		9.7500	04/15/29	$2,198,027
					4,276,534
	ELECTRIC UTILITIES — 5.4%
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,480,168
2,895,000	Dominion Energy, Inc.(d)	H15T5Y + 2.207%	6.6250	05/15/55	2,931,326
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,046,393
3,300,000	PG&E Corporation(d),(f)	H15T5Y + 3.883%	7.3750	03/15/55	3,215,392
					12,673,279
	ENTERTAINMENT CONTENT — 0.7%
1,560,000	Paramount Global		6.8750	04/30/36	1,599,621

	FOOD — 0.7%
1,645,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,683,700

	HEALTH CARE FACILITIES & SERVICES — 1.0%
2,315,000	CVS Health Corporation(d),(f)	H15T5Y + 2.886%	7.0000	03/10/55	2,335,356

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,538,723
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	376,650
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,605,774
					6,521,147
	INSURANCE — 2.0%
1,130,000	Farmers Insurance Exchange(c),(d)	H15T10Y + 3.864%	7.0000	10/15/64	1,130,758
2,285,000	Ohio National Financial Services, Inc.(c)		6.8000	01/24/30	2,247,229
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,322,627
					4,700,614
	OIL & GAS PRODUCERS — 2.8%
3,000,000	Hess Corporation(f)		6.0000	01/15/40	3,119,856
3,075,000	Venture Global LNG, Inc.(c)		9.8750	02/01/32	3,386,955
					6,506,811
	SPECIALTY FINANCE — 3.0%
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d)	H15T5Y + 2.720%	6.9500	03/10/55	2,060,277

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 40.2% (Continued)
	SPECIALTY FINANCE — 3.0% (Continued)
2,900,000	Avolon Holdings Funding Ltd.(c)	4.2500	04/15/26	$2,869,826
2,320,000	Avolon Holdings Funding Ltd.(c)	4.9500	01/15/28	2,300,976
				7,231,079
	TELECOMMUNICATIONS — 2.7%
828,000	Frontier Communications Corporation(c)	6.7500	05/01/29	834,216
4,857,000	Frontier Communications Holdings, LLC(c),(f)	6.0000	01/15/30	4,878,201
604,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)	5.1520	03/20/28	606,658
				6,319,075
	TRANSPORTATION & LOGISTICS — 0.8%
1,793,280	United Airlines Pass Through Trust Series 2020-1B Class B	4.8750	01/15/26	1,784,669

	TOTAL CORPORATE BONDS (Cost $98,009,964)			94,792,821

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.0%
	HIGHER EDUCATION — 1.0%
2,405,000	Maricopa County Industrial Development Authority(c)	7.3750	10/01/29	2,446,734

	TOTAL MUNICIPAL BONDS (Cost $2,405,000)			2,446,734

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.0%
	SOVEREIGN — 1.0%
2,295,000	Colombia Government International Bond	7.7500	11/07/36	2,247,484

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,286,272)			2,247,484

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.8%
	U.S. TREASURY BILLS & NOTES — 55.8%
27,540,000	United States Treasury Bill	—	02/13/25	27,507,507
29,350,000	United States Treasury Bill(g)	—	03/13/25	29,218,565

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 55.8% (Continued)
	U.S. TREASURY BILLS & NOTES — 55.8% (Continued)
26,180,000	United States Treasury Bill(g)	—	04/08/25	$25,984,988
26,265,000	United States Treasury Bill	—	05/06/25	25,984,096
2,295,000	United States Treasury Note	4.2500	11/30/26	2,295,224
2,120,000	United States Treasury Note	4.3750	12/31/29	2,120,994
2,400,000	United States Treasury Note	4.2500	01/31/30	2,387,906
2,735,000	United States Treasury Note	4.5000	12/31/31	2,740,128
4,230,000	United States Treasury Note(n),(o)	4.2500	11/15/34	4,125,241
3,415,000	United States Treasury Note	4.6250	11/15/44	3,310,949
6,660,000	United States Treasury Note	4.2500	08/15/54	6,064,763
				131,740,361
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $132,351,234)			131,740,361

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS – 4.8%
11,387,972	First American Government Obligations Fund, X, 4.32%(i)			11,387,972

	COLLATERAL FOR SECURITIES LOANED - 0.9%
2,054,108	Mount Vernon Liquid Assets Portfolio, 4.44%(h)			2,054,108
	TOTAL MONEY MARKET FUNDS (Cost $13,442,080)			13,442,080

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,442,080)			13,442,080

	TOTAL INVESTMENTS - 103.7% (Cost $248,552,280)			$244,675,180
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%			(8,628,305)
	NET ASSETS - 100.0%			$236,046,875

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
60	CBOT 10 Year US Treasury Note	03/21/2025	$6,530,625	$103,919
45	CBOT 5 Year US Treasury Note	04/01/2025	4,787,578	40,281
61	CBOT US Treasure Bond Futures	03/21/2025	6,948,281	264,289
86	Ultra 10-Year US Treasury Note Futures	03/21/2025	9,578,251	196,185
55	Ultra U.S. Treasury Bond Futures	03/21/2025	6,515,781	323,750
	TOTAL FUTURES CONTRACTS			$928,424

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value (m)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciaton)
CDX.NA.HY SERIES 43	Quarterly (1)	HSBC Securities	5.00%	300.28	12/20/2029	$17,000,000	(106,523)	(122,085)	$15,562
CDX.NA.IG SERIES 43	Quarterly (1)	HSBC Securities	1.00%	49.66	12/20/2029	41,000,000	(976,401)	(880,546)	$(95,855)
CONAGRA BRANDS INC.	Quarterly (1)	Barclays	1.00%	54.00	12/20/2029	5,000,000	(1,479,176)	(1,167,358)	$(311,818)
DARDEN RESTAURANTS INC.	Quarterly (1)	Barclays	1.00%	22.00	6/20/2027	7,000,000	(132,462)	(11,092)	$(121,370)
KRAFT HEINZ FOODS CO.	Quarterly (2)	Barclays	-1.00%	(46.00)	12/20/2029	(5,000,000)	125,543	130,367	$(4,824)
LENNAR CORPORATION	Quarterly (2)	Barclays	-5.00%	(34.00)	12/20/2029	(5,000,000)	939,391	966,031	$(26,640)
TOLL BROTHERS INC.	Quarterly (1)	Barclays	1.00%	80.00	12/20/2029	5,000,000	(49,135)	(58,957)	$9,822
VERIZON COMMUNICATIONS INC.(k)	Quarterly (2)	Barclays	-1.00%	(41.00)	6/20/2027	(7,000,000)	101,353	1,996	$99,357
TOTAL							(1,577,410)	(1,141,644)	(435,766)

(1)	Buy Protection

(2)	Sell Protection

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Maturity Date	Unrealized Depreciation
Markit I Boxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	3/20/2025	$(84,730)

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 39,817,051 or 16.9% of net assets.

(d)	Variable rate security; the rate shown represents the rate on January 31, 2025.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,007,521 at January 31,2025.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $2,054,108 at January 31, 2025.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

(i)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(m)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	All or portion of security held as collateral for Futures at 1/31/2025.

(o)	All or portion of security held as collateral for Swaps at 1/31/2025.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.5%
	EQUITY - 1.5%
2,468,782	Altaba, Inc. (g)	$3,579,734

	TOTAL CLOSED END FUNDS (Cost $22,837,384)	3,579,734

Shares		Fair Value
	COMMON STOCKS — 67.9%
	ADVERTISING & MARKETING - 3.4%
94,678	Omnicom Group, Inc. (c)	8,217,104

	ASSET MANAGEMENT - 0.0%(a)
469,792	Pershing Square Tontine Holdings Ltd.(b), (g)	—

	BIOTECH & PHARMA - 3.0%
57,663	Intra-Cellular Therapies, Inc.(b)	7,327,814

	CABLE & SATELLITE - 6.8%
215,320	Liberty Broadband Corporation, Class C - Series C (b)	16,506,431

	CHEMICALS - 3.1%
119,973	Covestro A.G.(b)	7,374,727

	CONSTRUCTION MATERIALS - 2.5%
116,869	Summit Materials, Inc., Class A(b)	6,113,417

	CONTAINERS & PACKAGING - 2.5%
858,192	DS Smith plc	6,199,272

	FOOD - 4.0%
119,333	Kellanova	9,753,086

	HEALTH CARE FACILITIES & SERVICES - 3.6%
276,990	Patterson Companies, Inc. (c)	8,572,840

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 67.9% (Continued)
	INSURANCE - 2.7%
20,366	Enstar Group Ltd.(b)	$6,659,478

	LEISURE FACILITIES & SERVICES - 3.5%
633,551	Everi Holdings, Inc.(b)	8,641,636

	METALS & MINING - 3.5%
0	Core Natural Resources, Inc.	6
797,614	SilverCrest Metals, Inc.(b)	8,374,947
		8,374,953
	OIL & GAS PRODUCERS - 8.7%
8	4,102 Columbia Pipeline Group, Inc.(b)	—
151,981	Hess Corporation	21,129,918
		21,129,918
	RETAIL - CONSUMER STAPLES - 2.0%
240,495	Albertsons Companies, Inc., Class A	4,821,925

	RETAIL - DISCRETIONARY - 2.4%
237,015	Nordstrom, Inc. (c)	5,735,763

	RETAIL REIT - 2.5%
350,544	Retail Opportunity Investments Corporation	6,124,004

	SOFTWARE - 6.0%
66,817	Altair Engineering, Inc., Class A(b)	7,373,256
213,205	HashiCorp, Inc., Class A(b)	7,291,611
		14,664,867
	TELECOMMUNICATIONS - 3.6%
244,422	Frontier Communications Parent, Inc.(b), (c)	8,740,530
205,893	NII Holdings, Inc. 144A(b),(d),(g)	72,063
		8,812,593
	TRANSPORTATION & LOGISTICS - 4.1%
445,006	Air Transport Services Group, Inc.(b)	9,888,033
1,025	American Airlines Group, Inc.(b)	17,343

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares				Fair Value
	COMMON STOCKS — 67.9% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1% (Continued)
101,283	American Airlines Group, Inc. Escrow Security(b), (g)			$—
				9,905,376

	TOTAL COMMON STOCKS (Cost $167,856,282)			164,935,204

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.4%
	ASSET MANAGEMENT - 0.0% (a)
117,448	Pershing Square Sparc Holdings Ltd(g)	9/29/2034	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. - CVR(g)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.1%
34,956	ABIOMED, Inc. – CVR(g)	12/31/2034	$35.00	61,173

	TOTAL RIGHT (Cost $850,905)			894,739

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 18.2%
	MONEY MARKET FUND - 15.4%
37,292,573	Fidelity Investments Money Market Government Portfolio, Class I, 4.27% (Cost $37,292,573)(f)			37,292,573

	COLLATERAL FOR SECURITIES LOANED – 2.8%
6,927,286	Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (Cost $6,927,286)(e),(f)			6,927,286

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,219,859)			44,219,859

	TOTAL INVESTMENTS - 88.0% (Cost $235,764,430)			$213,629,536
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.0%			29,122,075
	NET ASSETS - 100.0%			$242,751,611

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,753,572 at January 31, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is 72,063 or 0.0% of net assets.

(e)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $6,927,286 at January 31, 2025.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.87% of net assets. The total value of these securities is $4,546,536.

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

Shares		Fair Value
	COMMON STOCKS — (26.1)%
	ADVERTISING & MARKETING - (3.3)%
(275,227)	Interpublic Group of Companies, Inc. (The)	$(7,890,758)

	CABLE & SATELLITE - (7.2)%
(50,818)	Charter Communications, Inc., Class A	(17,557,111)

	CONTAINERS & PACKAGING - (2.5)%
(110,279)	International Paper Company	(6,134,821)

	METALS & MINING - (3.5)%
(1,277,939)	Coeur Mining, Inc.	(8,434,397)

	OIL & GAS PRODUCERS - (9.6)%
(155,796)	Chevron Corporation	(23,243,205)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $65,434,687)	$(63,260,292)

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025 (Unaudited)

FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation
To Buy:
Japanese Yen	02/26/2025	Morgan Stanley FX	1,096,200,480	$7,085,092	$71,034
				$7,085,092	$71,034

To Sell:
Euro	02/12/2025	Morgan Stanley FX	7,438,326	$7,713,113	$149,438
Japanese Yen	02/26/2025	Morgan Stanley FX	1,096,200,480	7,085,090	99,473
				$14,798,203	$248,911

Total					$319,945

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 3.8%
1,303	Blackstone, Inc.	$230,774
216,146	FTAI Infrastructure, LLC	1,517,346
		1,748,120
	DATA CENTER REIT - 10.9%
11,512	Digital Realty Trust, Inc.	1,886,356
3,515	Equinix, Inc.	3,211,514
		5,097,870
	ELECTRICAL EQUIPMENT - 1.2%
1,563	GE Vernova, LLC	582,812

	FOOD - 1.5%
137,154	Cadiz, Inc.(a), (b)	677,541

	GAMING REIT - 2.1%
33,099	VICI Properties, Inc.	985,357

	HEALTH CARE REIT - 5.0%
15,287	Ventas, Inc.	923,641
10,296	Welltower, Inc.	1,405,198
		2,328,839
	INDUSTRIAL REIT - 9.7%
13,358	Innovative Industrial Properties, Inc. (b)	957,501
26,159	Prologis, Inc.	3,119,461
10,379	Rexford Industrial Realty, Inc.	422,010
		4,498,972
	INFRASTRUCTURE REIT - 10.4%
16,784	American Tower Corporation	3,104,201
10,895	Crown Castle, Inc.	972,706
3,872	SBA Communications Corporation, Class A	764,952
		4,841,859
	INTERNET MEDIA & SERVICES - 1.2%
6,808	Zillow Group, Inc., Class C(a)	559,754

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 9.7%
27,800	Caesars Entertainment, Inc.(a)	$1,002,190
56,352	MGM Resorts International(a)	1,943,016
18,000	Wynn Resorts Ltd. (b)	1,563,300
		4,508,506
	MORTGAGE FINANCE - 1.5%
31,211	AGNC Investment Corporation (b)	311,174
19,650	Annaly Capital Management, Inc.	401,056
		712,230
	OFFICE REIT - 1.1%
5,293	Alexandria Real Estate Equities, Inc. (b)	515,274

	OIL & GAS PRODUCERS - 7.3%
227,333	New Fortress Energy, Inc. (b)	3,409,995

	REAL ESTATE SERVICES - 3.3%
10,594	CBRE Group, Inc., Class A(a)	1,533,376

	RESIDENTIAL REIT - 8.4%
11,330	American Homes 4 Rent, Class A	392,358
4,608	AvalonBay Communities, Inc.	1,020,718
7,022	Equity LifeStyle Properties, Inc.	459,590
11,577	Equity Residential	817,684
21,127	Invitation Homes, Inc.	658,106
4,258	Sun Communities, Inc.	538,637
		3,887,093
	RETAIL REIT - 5.3%
27,223	Macerich Company (The)	565,694
10,989	Simon Property Group, Inc.	1,910,548
		2,476,242
	SELF-STORAGE REIT - 4.9%
6,710	Extra Space Storage, Inc.	1,033,340
4,225	Public Storage(b)	1,261,078
		2,294,418

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SELF-STORAGE REITS - 0.8%
8,535	CubeSmart	$355,910

	SPECIALTY FINANCE - 2.5%
11,763	FTAI Aviation Ltd.	1,182,534

	SPECIALTY REITS - 4.4%
17,918	Americold Realty Trust, Inc.	391,508
4,819	Iron Mountain, Inc.	489,466
68,859	NewLake Capital Partners, Inc.	1,156,143
		2,037,117
	TECHNOLOGY SERVICES - 1.6%
9,534	CoStar Group, Inc.(a)	730,304

	TELECOMMUNICATIONS - 1.1%
46,017	DigitalBridge Group, Inc.	504,806

	TIMBER REIT - 1.5%
22,192	Weyerhaeuser Company	679,519

	TRANSPORTATION & LOGISTICS - 0.5%
2,096	Kirby Corporation(a), (b)	228,778

	TOTAL COMMON STOCKS (Cost $40,057,176)	46,377,226

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.7%
	MONEY MARKET FUND - 0.2%
77,687	Fidelity Investments Money Market Government Portfolio, Class I, 4.27% (Cost $77,687)(c)	77,687

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.7%(Continued)
	COLLATERAL FOR SECURITIES LOANED - 12.5%
5,801,527	Mount Vernon Liquid Assets Portfolio, LLC, LLC, 4.44% (Cost $5,801,527)(c),(d)	$5,801,527

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,879,214)	5,879,214

	TOTAL INVESTMENTS - 112.4% (Cost $45,936,390)	$52,256,440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%	(5,784,039)
	NET ASSETS - 100.0%	$46,472,401

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,587,502 at January 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2025. Total collateral had a value of $5,801,527 at January 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of January 31, 2025.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal				Discount Rate
Amount ($)				(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.3%
	U.S. TREASURY BILLS — 37.1%
13,000,000	United States Treasury Bill(a)			3.0836	02/11/25	$12,987,751
28,000,000	United States Treasury Bill(a)(b)			4.0673	07/10/25	27,493,849
						40,481,600

				Coupon Rate
				(%)	Maturity
	U.S. TREASURY NOTES — 13.2%
16,000,000	United States Treasury Note			1.2500	09/30/28	14,349,063

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $55,229,386)					54,830,663

Shares
	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS - 4.6%
5,048,416	Fidelity Government Portfolio, Institutional Class, 4.27% (Cost $5,048,416)(c)					5,048,416

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 45.4%
	CALL OPTIONS PURCHASED - 45.4%
50	S&P 500 INDEX	Societe Generale	02/28/2029	$4,510	$22,550,000	$11,644,252
215	S&P 500 INDEX	Societe Generale	06/11/2029	5,450	117,175,000	37,852,331

	TOTAL FLEX OPTIONS PURCHASED (Cost - $34,222,343)					49,496,583

	TOTAL INVESTMENTS - 100.3% (Cost $94,500,145)					$109,375,662
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%					(273,981)
	NET ASSETS - 100.0%					$109,101,681

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
52	CBOT 10 Year US Treasury Note Future	03/20/2025	$5,659,875	$(50,355)
240	CBOT 2 Year US Treasury Note Future	03/31/2025	49,350,000	38,025
428	CBOT 5 Year US Treasury Note Future	03/31/2025	45,535,188	(155,558)
20	CBOT US Treasury Bond Futures	03/20/2025	2,278,125	(53,614)
12	CME E-Mini Standard & Poor’s 500 Index Future	03/21/2025	3,640,350	51,727
20	Ultra US Treasury Bond Futures	03/20/2025	2,369,375	(88,357)
	TOTAL FUTURES CONTRACTS			$(258,132)

(a)	Zero coupon bond.

(b)	A potion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.